ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.5%

CONSUMER DISCRETIONARY 15.4%

Auto Components 0.5%
Aftermarket Technology (1)	2,300	41
American Axle & Manufacturing Holdings (2)	3,630	61
Amerigon (1)	4,500	39
Arvinmeritor (2)	4,955	71
Bandag (2)	1,250	51
Borg-Warner (2)	4,970	284
Drew Industries (1)(2)	2,300	58
Fuel Systems Solutions (1)(2)	3,100	39
Gentex (2)	10,560	150
Lear (2)	5,450	113
LKQ Corporation (1)(2)	4,400	97
Modine Manufacturing	3,200	78
Noble International (2)	1,500	19
Sauer-Danfoss	4,050	97
Shiloh Industries (1)	3,400	46
Standard Motor Products	2,450	29
Stoneridge (1)	3,000	21
Superior Industries International (2)	2,100	35
Tenneco (1)	3,250	76
TRW (1)	6,610	159
		1,564
Automobiles 0.1%
Coachmen Industries (2)	1,800	20
Fleetwood (1)(2)	5,403	36
Monaco Coach (2)	2,450	27
Thor Industries (2)	4,300	177
Winnebago (2)	2,320	73
		333
Distributors 0.1%
ACR Group (1)	7,200	39
Aristotle (1)	4,700	37
Audiovox, Class A (1)	1,464	21
Building Material Holding (2)	2,200	57
Handleman (2)	2,300	18
Keystone Automotive (1)	1,450	55
Source Information Management (1)(2)	5,600	53
		280
Diversified Consumer Services 0.8%
Alderwoods Group (1)(2)	4,000	79
Bright Horizons Family Solutions (1)(2)	2,020	84
Career Education (1)	6,991	157
Carriage Services (1)(2)	8,000	37
Corinthian Colleges (1)(2)	6,067	66
Devry (1)(2)	4,900	104
ITT Educational Services (1)(2)	3,440	228
Jackson Hewitt Tax Service	3,000	90
Laureate (1)(2)	3,434	164
Matthews International, Class A	3,000	111
Prepaid Legal Services (2)	1,400	56
Regis (2)	3,300	118
Service Corporation International	23,131	216
ServiceMaster (2)	18,766	210
Sotheby's, Class A (2)	4,413	142
Stewart Enterprises, Class A (2)	10,760	63
Strayer Education (2)	1,050	114
The Princeton Review (1)(2)	4,200	22
Universal Technical Institute (1)(2)	2,000	36
Weight Watchers (2)	7,000	311
		2,408
Hotels, Restaurants & Leisure 3.2%
Ameristar Casinos (2)	4,400	96
Applebee's (2)	5,575	120
Archon Corporation (1)	1,100	36
Aztar (1)	2,940	156
Bally Technologies (1)(2)	4,550	80
Bally Total Fitness Holdings (1)(2)	4,900	7
BJ's Restaurants (1)(2)	4,033	89
Bluegreen (1)(2)	2,500	29
Bob Evans Farms (2)	2,800	85
Bowl America, Class A	3,000	43
Boyd Gaming (2)	6,769	260
Brinker	5,653	227
BUCA (1)(2)	6,800	36
Burger King Holdings (1)(2)	10,500	168
California Pizza Kitchen (1)(2)	1,900	57
CEC Entertainment (1)	2,492	79
Champps Entertainment (1)(2)	3,700	23
Chipotle Mexican Grill (1)(2)	2,600	129
Choice Hotels International	5,200	213
Churchill Downs	1,300	55
CKR Restaurants	4,250	71
Cracker Barrel (2)	2,900	117
Diamondhead Casino (1)	10,500	33
Domino's Pizza	5,164	132
Dover Downs Gaming and Entertainment	4,067	49
Dover Motorsports (2)	3,163	17
Empire Resorts (1)(2)	6,050	43
Famous Dave's of America (1)	2,600	40
Friendly Ice Cream (1)(2)	3,900	42
Frisch's Restaurants	2,300	55
Gaming Partners International (2)	1,300	25
Gaylord Entertainment (1)(2)	2,700	118
IHOP	1,200	56
International Speedway, Class A	3,475	173
Isle of Capris Casinos (1)(2)	2,680	56
Jack In The Box (1)(2)	2,500	130
Krispy Kreme (1)(2)	6,410	52
Landry's Seafood Restaurant (2)	1,900	57
Las Vegas Sands (1)(2)	26,248	1,794
Life Time Fitness (1)(2)	2,500	116
Lone Star Steakhouse & Saloon	3,630	101
Marcus	3,250	75
MGM Mirage (1)(2)	22,124	874
MTR Gaming Group (1)(2)	3,600	34
Multimedia Games (1)(2)	2,000	18
O'Charley's (1)(2)	3,700	70
Orient-Express, Class A (2)	5,100	191
OSI Restaurant Partners (2)	4,540	144
Panera Bread, Class A (1)(2)	2,300	134
Papa John's International (1)(2)	2,920	105
PF Chang's China Bistro (1)(2)	1,940	67
Pinnacle Entertainment (1)	4,200	118
Progressive Gaming International (1)(2)	4,700	39
Rare Hospitality International (1)(2)	2,200	67
Red Robin Gourmet Burgers (1)(2)	1,450	67
Royal Caribbean Cruises (2)	16,321	633
Ruby Tuesday (2)	4,100	116
Ryan's Restaurant Group (1)(2)	4,250	67
Scientific Games, Class A (1)(2)	6,830	217
Shuffle Master (1)(2)	7,533	203
Six Flags (1)(2)	8,050	42
Sonic (1)	6,250	141
Speedway Motorsports	2,620	95
Station Casinos (2)	4,720	273
Steak 'N Shake (1)(2)	2,400	41
Texas Roadhouse (1)(2)	6,100	75
The Cheesecake Factory (1)(2)	5,640	153
Triarc, Class B (2)	8,340	126
Vail Resorts (1)(2)	2,500	100
WMS Industries (1)(2)	2,630	77
Wynn Resorts (1)(2)	7,845	534
		10,161
Household Durables 1.4%
American Greetings, Class A (2)	4,350	101
Avatar Holdings (1)(2)	700	41
Beazer Homes (2)	2,870	112
Blyth Industries (2)	2,850	69
Brookfield Homes (2)	2,232	63
Champion Enterprises (1)(2)	5,509	38
CSS Industries	800	24
Ethan Allen Interiors (2)	2,200	76
Furniture Brands International (2)	3,230	62
Garmin (2)	16,000	781
Helen of Troy Limited (1)(2)	2,150	38
Hovnanian Enterprises (1)(2)	4,230	124
Interface, Class A (1)	3,800	49
Jarden (1)(2)	5,135	169
Kimball International, Class B (2)	3,890	75
La-Z-Boy (2)	3,250	45
Lenox Group (1)	2,445	15
Levitt, Class A (2)	1,712	20
Libbey (2)	1,500	17
M/i Homes (2)	870	31
MDC Holdings (2)	2,891	134
Meritage (1)(2)	5,200	216
Mohawk Industries (1)(2)	4,254	317
National Presto	800	44
NVR (1)(2)	413	221
Orleans Homebuilders (2)	1,700	20
Palm Harbor Homes (1)(2)	2,200	33
Russ Berrie (1)(2)	3,700	56
Ryland Group (2)	3,246	140
Sealy	6,300	82
Skyline (2)	800	31
Standard Pacific (2)	10,700	251
Stanley Furniture (2)	1,200	26
Technical Olympic USA (2)	3,899	38
Tempur-Pedic (1)(2)	6,950	119
Toll Brothers (1)(2)	11,420	321
Tupperware Brands (2)	3,820	74
Universal Electronics (1)(2)	1,400	27
WCI Communities (1)(2)	3,100	54
Yankee Candle Company	2,900	85
		4,239
Internet & Catalog Retail 0.8%
1-800-Flowers.com (1)(2)	5,568	29
Audible (1)(2)	4,200	30
Blue Nile (1)(2)	1,400	51
Celebrate Express (1)(2)	1,100	14
Coldwater Creek (1)(2)	7,464	215
Delias (1)(2)	3,850	30
Drugstore.com (1)(2)	9,350	32
Expedia (1)(2)	26,696	418
Global Sports (1)(2)	4,600	68
Hollywood Media (1)	4,500	18
Liberty Media Interactive, Class A (1)	51,528	1,050
Netflix (1)(2)	4,900	112
Nutri/System (1)(2)	3,100	193
Overstock.com (1)(2)	1,600	28
priceline.com (1)(2)	3,554	131
ValueVision International (1)	3,020	35
Vistaprint (1)(2)	3,200	83
		2,537
Leisure Equipment & Products 0.3%
Arctic Cat (2)	1,437	24
Callaway Golf (2)	5,350	70
JAKKS Pacific (1)(2)	2,000	36
Johnson Outdoors, Class A (1)	1,800	31
K2 (1)	4,770	56
Leapfrog Enterprises (1)(2)	5,390	43
Marine Products (2)	2,800	27
MarineMax (1)(2)	1,760	45
Marvel Entertainment (1)(2)	6,714	162
Nautilus Group (2)	2,537	35
Oakley (2)	4,900	84
Polaris Industries (2)	2,770	114
Pool (2)	3,477	134
RC2 Corporation (1)	1,500	50
Steinway Musical Instruments (1)	1,300	36
Sturm Ruger & (1)(2)	2,500	19
		966
Media 4.1%
4Kids Entertainment (1)(2)	1,750	29
ADVO	2,200	61
Alloy (1)(2)	1,925	23
Arbitron	1,920	71
Beasley Broadcast Group, Class A (2)	2,600	18
Belo Corporation, Class A	7,380	117
Cablevision Systems, Class A (1)(2)	22,159	503
Cadmus Communications (2)	1,500	22
Catalina Marketing (2)	3,100	85
Charter Communications, Class A (1)(2)	28,010	43
Citadel Broadcasting (2)	8,250	77
Clear Channel Outdoor, Class A (1)	27,200	555
Courier	2,000	74
Cox Radio, Class A (1)	6,650	102
Crown Media, Class A (1)(2)	8,970	40
Cumulus Media, Class A (1)(2)	7,505	72
Daily Journal (1)	900	35
DIRECTV (1)(2)	92,011	1,811
Discovery Holding, Series A (1)(2)	20,171	292
Dreamworks Animation, Class A (1)(2)	6,531	163
EchoStar Communications, Class A (1)	32,120	1,052
Emmis Communications (1)(2)	2,260	28
Entercom Communications	2,750	69
Entravision Communications, Class A (1)	8,544	64
Fisher Communications (1)	1,250	52
Gemstar TV Guide (1)(2)	25,965	86
Getty Images (1)(2)	4,400	219
Harris Interactive (1)(2)	7,100	43
Harte-Hanks	5,450	144
Hearst-Argyle Television	3,991	92
Interactive Data (1)(2)	6,300	126
John Wiley & Sons	4,070	147
Journal Communications, Class A (2)	6,900	78
Journal Register (2)	3,600	20
Lamar Advertising (1)(2)	7,292	389
Lee Enterprises	3,450	87
Liberty Global (1)(2)	33,634	866
Liberty Media Capital, Class A (1)	10,045	839
LIN TV, Class A (1)(2)	3,640	28
Live Nation (1)(2)	7,000	143
LodgeNet Entertainment (1)	2,200	41
Martha Stewart Living, Class A (2)	3,919	70
McClatchy	5,240	221
Media General, Class A (2)	1,350	51
Mediacom Communications (1)(2)	9,000	64
Morningstar (1)(2)	4,300	159
Navarre (1)(2)	3,150	13
Nexstar Broadcasting (1)	7,500	30
NTL (2)	24,335	619
NTL, Warrants, 1/13/11 (1)	3	-
Playboy Enterprises, Class B (1)(2)	3,200	30
Primedia (1)(2)	17,936	27
R.H. Donnelley (2)	4,609	244
Radio One (1)	8,950	56
Reader's Digest (2)	8,400	109
Regal Entertainment Group, Class A (2)	11,590	230
Regent Communications (1)(2)	6,450	24
Rentrak (1)	2,100	24
Salem Communications, Class A (2)	3,350	38
Scholastic (1)(2)	2,620	82
Sinclair Broadcasting, Class A (2)	7,310	57
Sirius Satellite Radio (1)(2)	103,310	404
Spanish Broadcasting, Class A (1)(2)	7,850	34
Sun-Times Media Group	9,300	61
TiVo (1)(2)	11,900	90
Valassis Communications (1)	3,600	63
Value Line	900	42
Warner Music Group	11,500	298
Washington Post, Class B	695	512
Westwood One (2)	5,380	38
World Wrestling (2)	5,800	95
XM Satellite Radio Holdings, Class A (1)(2)	18,977	245
		12,836
Multiline Retail 0.2%
99 Cents Only Stores (1)(2)	5,165	61
Bon-Ton Stores (2)	2,000	60
Dollar Tree Stores (1)	7,504	232
Fred's, Class A (2)	3,615	46
Retail Ventures (1)(2)	5,000	77
Saks (2)	9,275	160
Tuesday Morning (2)	2,900	40
		676
Specialty Retail 3.0%
Aaron Rents, Class B (2)	3,790	87
Abercrombie & Fitch (2)	6,082	423
AC Moore Arts & Crafts (1)(2)	1,860	35
Advance Auto Parts	7,185	237
Aeropostale (1)	3,805	111
American Eagle Outfitters	11,020	483
AnnTaylor Stores (1)	5,175	217
Asbury Automotive Group	2,940	61
Barnes & Noble	4,684	178
Big 5 Sporting Goods (2)	1,800	41
Blockbuster, Class A (1)(2)	12,907	50
Borders Group (2)	4,600	94
Buckle (2)	1,950	74
Build-A-Bear Workshop (1)(2)	1,600	36
Cabela's, Class A (1)(2)	4,041	88
CarMax (1)	7,614	318
Cato Corporation, Class A	2,650	58
Charlotte Russe Holding (1)	2,000	55
Charming Shoppes (1)	8,920	127
Chico's (1)(2)	13,200	284
Christopher & Banks (2)	3,092	91
Claire's Stores	7,350	214
Cost Plus (1)(2)	2,400	29
CSK Auto (1)(2)	3,800	54
Deb Shops	1,950	50
Dick's Sporting Goods (1)(2)	3,300	150
Dress Barn (1)(2)	4,800	105
DSW, Class A (1)(2)	3,500	110
E Com Ventures (1)	1,600	19
Foot Locker (2)	10,917	276
Franklin Covey (1)(2)	4,100	22
GameStop, Class A (1)(2)	5,336	247
Gander Mountain (1)(2)	3,100	22
Genesco (1)(2)	1,700	59
Group One Automotive (2)	1,900	95
Guess ? (1)(2)	3,660	178
Guitar Center (1)(2)	1,710	76
Gymboree (1)(2)	720	30
Hancock Fabrics (1)(2)	8,600	25
Haverty Furniture (2)	2,150	34
Hibbett Sporting Goods (1)	2,718	71
Hot Topic (1)(2)	3,200	36
J Crew Group (1)(2)	5,600	168
Jo Ann Stores (1)(2)	1,660	28
Jos. A. Bank Clothiers (1)(2)	1,437	43
Lithia Motors, Class A (2)	1,700	42
Men's Wearhouse (2)	3,450	128
Michaels Stores	9,158	399
MIDAS (1)(2)	1,500	31
Monro Muffler Brake	1,800	61
New York & Company (1)(2)	3,800	50
O'Reilly Automotive (1)	8,200	272
Pacific Sunwear (1)(2)	5,125	77
Payless Shoesource (1)(2)	4,515	112
Pep Boys (2)	4,370	56
Petco (1)(2)	4,150	119
PETsMART (2)	9,620	267
Pier 1 Imports (2)	7,950	59
Pomeroy Computer Resources (1)	1,400	11
Rent Way (1)(2)	2,600	27
Rent-A-Center (1)(2)	4,800	141
Restoration Hardware (1)(2)	4,100	35
Rex Stores (1)	1,650	23
Ross Stores	9,902	252
Select Comfort (1)(2)	4,350	95
Sharper Image (1)(2)	1,970	20
Shoe Carnival (1)	1,400	35
Sonic Automotive (2)	2,820	65
Stage Stores	1,980	58
Stein Mart	3,330	51
Syms (1)	2,800	57
Talbots (2)	3,650	99
The Children's Place (1)(2)	2,850	182
The Finish Line, Class A (2)	3,040	38
Trans World Entertainment (1)	5,050	31
TSC (1)	2,810	136
Tween Brands (1)	2,520	95
Tweeter Home Entertainment Group (1)	4,200	19
United Auto Group (2)	7,016	164
United Retail Group (1)	2,000	37
Urban Outfitters (1)(2)	12,082	214
West Marine (1)(2)	2,900	41
Wet Seal, Class A (1)(2)	8,375	51
Williams-Sonoma (2)	8,100	262
Winmark (1)	1,500	36
Zale (1)(2)	3,600	100
Zumiez (1)(2)	1,400	38
		9,375
Textiles, Apparel & Luxury Goods 0.9%
Brown Shoe	2,120	76
Carters (1)	3,600	95
Charles & Colvard (2)	1,968	22
Cherokee	1,600	59
Columbia Sportswear (1)(2)	2,281	127
Crocs (1)(2)	3,600	122
Cutter & Buck	1,500	15
Deckers Outdoor (1)(2)	1,400	66
Fossil (1)(2)	5,237	113
Iconix Brand Group (1)(2)	4,600	74
K-Swiss, Class A (2)	2,000	60
Kellwood (2)	2,050	59
Kenneth Cole Productions (2)	1,650	40
Lakeland Industries (2)	1,980	24
Mossimo (1)	5,500	43
Movado Group	2,500	64
Oxford Industries (2)	1,070	46
Phillips-Van Heusen (2)	3,800	159
Polo Ralph Lauren (2)	7,400	479
Quiksilver (1)(2)	8,800	107
Skechers U.S.A., Class A (1)(2)	2,900	68
Steven Madden	2,400	94
Stride Rite (2)	4,250	59
Superior Uniform Group	1,800	22
Tandy Brands (2)	3,200	34
Timberland, Class A (1)(2)	4,400	127
Under Armour (1)(2)	3,500	140
Unifi (1)(2)	6,200	15
UniFirst (2)	1,700	53
Volcom (1)(2)	1,600	36
Warnaco Group (1)(2)	2,700	52
Weyco Group	2,000	45
Wolverine World Wide	3,750	106
		2,701

Total Consumer Discretionary		48,076

CONSUMER STAPLES 3.9%

Beverages 0.2%
Coca-Cola Bottling	1,850	114
Hansen Natural (1)(2)	7,200	234
Midwest Grain Products (2)	2,900	62
National Beverage (2)	5,040	60
PepsiAmericas	9,599	205
Willamette Valley Vineyards (1)	3,300	19
		694
Food & Staples Retailing 0.6%
Arden Group, Class A	800	93
BJ's Wholesale Club (1)	4,500	131
Casey's General Stores	5,600	125
Central European District (1)(2)	3,000	70
Great Atlantic & Pacific Tea (2)	4,200	101
Longs Drug Stores	2,600	120
Nash Finch (2)	1,600	38
Pantry (1)	2,000	113
Pathmark Stores (1)(2)	6,700	67
Performance Food Group (1)(2)	2,603	73
PriceSmart (1)(2)	4,100	62
Rite Aid (1)(2)	35,550	161
Ruddick (2)	5,700	148
Smart & Final (1)	5,200	89
Topps (2)	5,350	48
United Natural Foods (1)(2)	3,200	99
Weis Markets	4,150	165
Wild Oats Markets (1)(2)	3,490	56
		1,759
Food Products 2.4%
Alico (2)	1,100	64
Bridgford Foods (1)	5,100	32
Bunge Limited (2)	8,702	504
Chiquita (2)	2,819	38
Corn Products International	5,100	166
Cuisine Solutions (1)	4,500	26
Del Monte Foods	15,701	164
Delta Pine & Land (2)	2,700	109
Farmer Bros.	2,500	51
Flowers Foods	4,440	119
Fresh Del Monte Produce (2)	5,527	96
Gold Kist (1)	3,300	69
Green Mountain Coffee (1)(2)	1,100	41
Hain Celestial Group (1)	3,100	79
Hormel Foods (2)	9,619	346
J & J Snack Foods (2)	1,940	60
J.M. Smucker	4,529	217
Kraft Foods, Class A (2)	120,485	4,297
Lancaster Colony	2,200	98
Lance (2)	3,810	84
Lifeway Foods (1)	3,600	25
Maui Land & Pineapple (1)(2)	1,600	47
Peet's Coffee & Tea (1)(2)	1,300	33
Pilgrim's Pride (2)	4,815	132
Ralcorp Holdings (1)	1,870	90
Rocky Mountain Chocolate Factory	1,890	26
Sanderson Farms (2)	1,440	47
Seaboard (2)	89	107
Smithfield Foods (1)(2)	7,389	200
Tootsie Roll Industries (2)	4,251	125
Treehouse Foods (1)	2,743	65
Zapata Corporation (1)	6,300	42
		7,599
Household Products 0.2%
Central Garden & Pet (1)(2)	1,550	75
Church & Dwight	4,425	173
Energizer (1)	4,450	320
Oil-Dri	2,250	34
Spectrum Brands (1)(2)	3,400	29
WD-40	1,850	66
		697
Personal Products 0.3%
Chattem (1)(2)	1,800	63
Elizabeth Arden (1)(2)	1,950	31
Herbalife (1)	5,700	216
Inter Parfums (2)	1,700	32
Mannatech (2)	2,800	50
NBTY (1)	5,560	163
Nu Skin Asia Pacific, Class A (2)	4,600	81
Playtex Products (1)(2)	4,920	66
Prestige Brands (1)(2)	5,300	59
Reliv International (2)	4,700	42
Revlon, Class A (1)(2)	26,300	30
Usana Health Sciences (1)(2)	1,750	78
		911
Tobacco 0.2%
Alliance One International (1)(2)	7,234	30
Carolina Group	7,000	388
Star Scientific (1)(2)	6,900	21
Universal Corporation (2)	1,840	67
Vector Group (2)	5,807	94
		600

Total Consumer Staples		12,260
ENERGY 6.5%

Energy Equipment & Services 2.6%
Atwood Oceanics (1)(2)	2,300	103
Basic Energy Services (1)	2,800	68
Bristow Group (1)	2,080	72
Cameron International (1)	8,140	393
Carbo Ceramics (2)	1,875	68
Dawson Geophysical (1)(2)	2,300	68
Diamond Offshore Drilling (2)	9,400	680
Dresser-Rand Group (1)(2)	6,300	129
Dril-Quip (1)(2)	1,600	108
ENSCO International	10,790	473
FMC Technologies (1)	5,250	282
Global Industries (1)(2)	9,570	149
GlobalSantaFe (2)	18,439	922
Grant Prideco (1)	9,977	379
Grey Wolf (1)(2)	13,200	88
Gulf Island Fabrication (2)	2,400	63
Gulfmark Offshore (1)	3,300	105
Hanover Compressor (1)(2)	11,200	204
Helmerich & Payne	7,420	171
Hercules Offshore (1)(2)	2,500	78
Hydril (1)	1,780	100
Input/Output (1)(2)	11,200	111
Lone Star Technologies (1)(2)	2,260	109
Matrix Service (1)	3,700	48
Maverick Tube (1)	3,340	217
NATCO Group, Class A (1)	2,500	72
Newpark Resources (1)(2)	6,400	34
NS Group (1)	1,900	123
Oceaneering International (1)	4,200	129
Oil States International (1)(2)	3,630	100
Omni Energy Services (1)(2)	8,100	61
Parker Drilling (1)(2)	9,400	67
Patterson-UTI Energy	12,437	296
PHI (1)(2)	1,800	55
Pride International (1)	11,680	320
Seacor Holdings (1)(2)	1,850	153
Superior Energy (1)	6,350	167
Superior Well Services (1)(2)	3,000	59
TETRA Technologies (1)(2)	6,174	149
Tidewater	3,874	171
Todco (1)	4,881	169
Union Drilling (1)	4,300	47
Unit (1)	3,500	161
Universal Compression Holdings (1)(2)	2,400	128
Veritas DGC (1)(2)	2,760	182
W-H Energy Services (1)(2)	2,500	104
		7,935
Oil, Gas & Consumable Fuels 3.9%
Able Energy (1)(2)	5,900	27
Adams Resources & Energy	2,300	80
Alon Usa Energy	5,100	150
Alpha Natural Resources (1)(2)	5,200	82
APCO Argentina	1,216	105
Arch Coal (2)	11,100	321
Atp Oil And Gas (1)	3,177	117
Berry Petroleum, Class A (2)	3,780	106
Bill Barrett (1)(2)	4,032	99
Bois d'Arc Energy (1)(2)	7,100	109
BP Prudhoe Bay Royalty Trust (2)	2,320	171
Cabot Oil & Gas (2)	3,850	185
Callon Petroleum (1)	3,450	47
Carrizo Oil & Gas (1)(2)	3,400	88
Cheniere Energy (1)(2)	5,100	152
Cimarex Energy	6,738	237
CNX Gas (1)	11,800	273
Comstock Resources (1)	3,840	104
Cross TImbers Royalty Trust (2)	1,458	68
Delta Pete (1)(2)	5,596	126
Denbury Resources (1)	9,700	280
Edge Petroleum (1)(2)	3,000	49
Encore Acquisition (1)(2)	4,650	113
Energy Partners (1)(2)	4,050	100
Energy Transfer Equity	10,500	307
Evergreen Energy (1)(2)	7,412	78
Exco Resources (1)	10,600	132
Fieldpoint Petroleum (1)(2)	6,300	18
Forest Oil (1)(2)	4,589	145
Foundation Coal Holdings	3,984	129
Frontier Oil (2)	10,200	271
General Maritime (2)	3,790	139
Georesources (1)	3,100	17
Giant Industries (1)	1,800	146
GMX Resources (1)(2)	2,100	66
Harken Energy (1)	8,500	5
Harvest Natural Resource (1)(2)	6,216	64
Helix Energy Solutions Group (1)(2)	8,607	288
Holly (2)	5,500	238
Houston Exploration (1)	2,410	133
Hugoton Royalty Trust	5,600	148
Kinder Morgan Management (2)	5,755	243
Mariner Energy (1)	6,528	120
Maritrans (2)	1,700	62
Markwest Hydrocarbon	2,843	80
Massey (2)	5,805	122
Meridian Resource (1)	9,550	29
Newfield Exploration (1)	9,600	370
Noble Energy	13,690	624
OMI (2)	6,051	131
Peabody Energy	19,576	720
Penn Virginia	1,820	115
Petrohawk Energy (1)(2)	18,557	193
Petroleum Development (1)	1,900	76
Pioneer Natural Resources Co (2)	9,614	376
Plains Exploration & Production (1)(2)	6,402	275
Pogo Producing (2)	4,300	176
Quicksilver Resources (1)(2)	6,050	193
Range Resources	10,895	275
Southwestern Energy (1)	13,000	388
St. Mary Land Exploration (2)	4,800	176
Stone Energy (1)	2,010	81
Swift Energy (1)(2)	2,250	94
Syntroleum (1)(2)	6,300	30
Teekay Shipping (2)	6,100	251
Tesoro Petroleum	5,800	336
Ultra Petroleum (1)	9,460	455
USEC	6,550	63
W&T Offshore	6,200	181
Western Refining (2)	7,000	163
Westmoreland Coal (1)(2)	1,200	24
Whiting Petroleum (1)(2)	3,800	152
World Fuel Services (2)	3,200	129
		12,216

Total Energy		20,151
FINANCIALS 25.0%

Capital Markets 1.8%
A.G. Edwards (2)	5,515	294
Affiliated Managers Group (1)(2)	2,275	228
Blackrock	4,710	702
Calamos, Class A	2,500	73
Cohen & Steers (2)	4,300	139
Eaton Vance (2)	8,966	259
Gamco Investors (2)	2,467	94
GFI Group (1)(2)	2,700	149
Greenhill (2)	2,700	181
International Assets Holding (1)	3,200	75
Investment Technology Group (1)	3,400	152
Investors Financial Services (2)	4,565	197
Jefferies Group (2)	9,300	265
Knight Capital Group (1)	7,850	143
LaBranche & Company (1)(2)	5,530	57
Lazard (2)	2,700	108
Nuveen Investments (2)	5,300	271
optionsXpress (2)	5,700	159
Piper Jaffray (1)	1,650	100
Raymond James Financial (2)	8,475	248
Sanders Morris Harris Group (2)	2,600	32
SEI (2)	6,828	384
Southwest Securities (2)	2,233	55
Stifel Financial (1)(2)	1,500	48
TD Ameritrade Holding (2)	44,233	834
Tradestation Group (1)(2)	4,900	74
W.P. Stewart	3,900	48
Waddell & Reed Financial, Class A (2)	5,740	142
		5,511
Commercial Banks 4.6%
1st Source	2,366	70
Abigail Adams (2)	2,120	29
Alabama National Bancorp	1,500	102
Amcore Financial	2,090	63
Arrow Financial (2)	1,395	35
Associated Banc Corporation	9,175	298
Banc First	1,300	61
BanCorpSouth	4,375	121
BancTrust Financial Group (2)	2,200	61
Bank of Granite (2)	2,590	45
Bank of Hawaii	3,166	153
Bank of the Ozarks (2)	1,800	61
Banner (2)	1,914	79
BOK Financial	3,937	207
Boston Private Financial (2)	3,299	92
BWC Financial	1,127	47
Camden National	900	36
Capital City Bank (2)	1,562	49
Capital Corporation of the West	1,207	37
Cascade Bancorp (2)	3,400	128
Cathay Bancorp (2)	4,456	161
Center Bancorp (2)	4,118	68
Central Pacific Financial (2)	2,073	76
Century Bancorp, Class A	1,600	41
Chemical Financial (2)	1,961	58
Chittenden	2,967	85
Citizens Banking (2)	3,210	84
City Holding Company (2)	1,650	66
City National	3,550	238
CoBiz (2)	2,437	56
Codorus VY Bancorp	1,092	21
Colonial BancGroup	9,745	239
Columbia Bancorp Ore (2)	2,000	49
Columbia Banking	1,850	59
Commerce Bancshares	4,291	217
Community Bank System	2,220	49
Community Banks (2)	3,241	87
Community Bankshares of Indiana	1,210	27
Community Trust Bancorp	1,375	52
Cullen/Frost Bankers (2)	3,950	228
CVB Financial	5,297	78
East West Bancorp (2)	3,900	155
Farmers Capital Bank (2)	2,200	75
First Bancorp (2)	3,075	63
First Charter	3,100	75
First Citizens BancShares	670	128
First Commonwealth Financial (2)	4,600	60
First Community Bancorp	1,650	92
First Financial (2)	1,950	62
First Financial Bancorp (2)	3,472	55
First Financial Bankshares (2)	1,696	65
First Indiana (2)	1,760	46
First M & F Corporation	4,000	73
First Merchants	3,083	73
First Midwest Bancorp	2,793	106
First of Long Island	1,650	73
First Republic Bank	2,255	96
First United	3,111	66
FirstBank Puerto Rico (2)	5,800	64
FirstMerit (2)	4,835	112
FNB (2)	4,277	71
FNB United	2,900	54
Frontier Financial (2)	4,350	113
Fulton Financial (2)	9,602	155
GB&T Bancshares (2)	2,800	59
German American Bancorp	3,389	48
Glacier Bancorp (2)	2,608	89
Great Lakes Bancorp (1)	1,980	32
Great Southern Bancorp (2)	1,350	38
Greater Bay Bancorp (2)	3,136	89
Greater Community Bancorp	3,459	53
Hancock Holding (2)	2,600	139
Hanmi Financial (2)	5,000	98
Harleysville National (2)	2,433	49
Home Bancshares	2,100	46
Horizon Financial	2,525	75
IBERIABANK (2)	937	57
Independent Bank	1,350	44
Independent Bank	2,138	52
Integra Bank	2,050	52
Interchange Financial Services (2)	2,250	51
International Bancshares	4,693	139
Irwin Financial (2)	1,900	37
MB Financial (2)	2,068	76
Mercantile Bankshares	8,129	295
Mid Penn Bancorp	1,860	47
Mid-State Bancshares (2)	2,050	56
MidSouth Bancorp (2)	1,360	45
Midwest Banc Holdings (2)	2,350	57
MidWestOne Financial	1,700	33
Nara Bancorp	3,700	68
National Penn Bancshares (2)	4,608	90
NBT Bancorp	2,580	60
Northrim Bank	2,310	61
Old National Bancorp (2)	4,424	85
Old Second Bancorp (2)	1,600	48
Omega Financial (2)	2,100	63
Oriental Financial Group (2)	3,868	46
Pacific Capital Bancorp (2)	3,088	83
Park National (2)	1,140	114
Peapack-Gladstone Financial	2,150	53
Peoples Bancorp (2)	2,050	60
Pinnacle Financial Partners (1)(2)	2,600	93
Placer Sierra Bancshares	2,300	51
Popular (2)	19,290	375
Preferred Bank	1,200	72
PrivateBancorp (2)	2,360	108
Prosperity Bancshares (2)	2,960	101
Provident Bankshares	2,001	74
QCR Holding (2)	2,600	45
R&G Financial, Class B	1,980	15
Renasant (2)	2,152	60
Republic Bancorp (2)	5,657	75
Republic Bancorp, Class A (2)	3,016	64
S&T Bancorp (2)	2,200	72
Sandy Spring Bancorp (2)	1,430	51
Santander Bancorp (2)	3,990	75
Seacoast Banking, Class A (2)	2,450	74
Signature Bank (1)	2,900	90
Sky Financial	7,507	187
South Financial Group (2)	4,435	115
Southwest Bancorp of Oklahoma (2)	2,000	52
State Bancorp	2,250	46
Sterling Bancorp (2)	1,785	35
Sterling Bancshares	3,550	72
Sterling Financial	2,616	58
Sterling Financial (2)	3,128	101
Suffolk Bancorp (2)	1,250	40
Summit Bancshares	2,300	65
Sun Bancorp (2)	1,750	33
Susquehanna Bancshares	2,660	65
SVB Financial Group (1)(2)	2,450	109
SY Bancorp (2)	1,521	45
TCF Financial (2)	8,100	213
TD Banknorth (2)	16,342	472
Texas Capital Bancshares (1)(2)	2,500	47
Texas Regional Bancshares, Class A	5,052	194
The Savannah Bancorp (2)	1,325	44
Tompkins Trust (2)	1,280	58
Trico Bancshares (2)	2,000	50
Trustmark (2)	4,500	141
U.S.B. Holding Company	1,997	44
UCBH Holdings (2)	6,300	110
UMB Financial	2,412	88
Umpqua Holdings Corporation (2)	3,620	104
Union Bankshares (2)	1,153	51
UnionBancal	9,677	589
United Bankshares	2,700	101
United Community Banks (2)	2,700	81
Valley National Bancorp (2)	6,912	177
Washington Trust Bancorp (2)	2,600	69
WesBanco (2)	2,540	74
West Coast Bancorp (2)	1,570	48
WestAmerica (2)	2,646	134
Westbank	2,782	64
Whitney Holding	4,562	163
Wilmington Trust (2)	3,825	170
Wintrust Financial (2)	1,850	93
		14,329
Consumer Finance 0.4%
Ace Cash Express (1)	1,300	39
Advance America Cash Advance Centers (2)	6,222	90
Advanta, Class A	1,116	38
AmeriCredit (1)(2)	9,410	235
Asta Funding (2)	1,600	60
Cash America Investments (2)	2,860	112
CompuCredit (1)(2)	4,100	124
First Cash (1)	4,000	82
Nelnet, Class A (1)	3,722	114
QC Holdings (1)(2)	2,900	35
Student Loan	1,501	288
United Paname Financial (1)(2)	2,190	34
World Acceptance (1)	1,900	84
		1,335
Diversified Financial Services 0.9%
Asset Acceptance Capital (1)(2)	2,800	45
CBOT Holdings, Class A (1)(2)	4,500	544
Encore Capital (1)(2)	2,600	34
Financial Federal (2)	2,365	63
IntercontinentalExchange (1)(2)	4,300	323
International Securities Exchange, Class A (2)	3,400	159
Leucadia National (2)	16,448	430
Nasdaq Stock Market (1)(2)	8,400	254
NYSE Group (1)(2)	11,300	845
PICO Holdings (1)(2)	1,600	52
Portfolio Recovery Associates (1)(2)	1,250	55
		2,804
Insurance 8.1%
21st Century Insurance Group (2)	5,750	86
Alfa	5,570	96
Alleghany	549	159
Allied World Assurance Holdings (1)	2,900	117
American Financial Group (2)	5,140	241
American National Insurance	1,940	225
AmerUs Life (2)	2,450	167
Arch Capital Group (1)	5,610	356
Argonaut Group (1)	2,700	84
Arthur J. Gallagher (2)	6,260	167
Aspen Insurance Holdings (2)	7,400	191
Assurant (2)	9,733	520
Assured Guaranty (2)	5,700	148
Axis Capital Holdings	11,200	389
Baldwin & Lyons, Class A (2)	2,675	65
Berkshire Hathaway, Class A (1)	111	10,634
Bristol West Holdings	3,050	44
Brown & Brown (2)	10,206	312
Citizens (2)	7,533	44
Clark	1,850	21
CNA Financial (1)(2)	17,304	623
CNA Surety (1)	4,100	83
Commerce Group (2)	4,300	129
Conseco (1)(2)	10,200	214
Crawford, Class B	7,450	51
Delphi Financial, Class A	3,379	135
Direct General (2)	3,600	48
E M C Insurance Group (2)	2,703	78
Endurance Specialty Holdings (2)	5,500	194
Erie Indemnity, Class A (2)	4,600	241
Everest Reinsurance Holdings	4,500	439
FBL Financial Group, Class A	2,642	88
Fidelity National Financial	12,599	525
Fidelity National Title Group, Class A (2)	12,859	270
First American Financial	6,330	268
FPIC Insurance Group (1)(2)	1,200	48
Great American Financial Resources	3,840	80
Hanover Insurance Group	3,820	171
Harleysville Group	2,610	91
HCC Insurance Holdings	7,830	257
Hilb Rogal and Hobbs	2,660	113
Horace Mann Educators	3,210	62
Infinity Property & Casualty	1,700	70
IPC Holdings (2)	7,900	240
James River Group (1)	2,300	68
Kansas City Life Insurance	1,280	58
KMG America (1)	3,700	27
LandAmerica Financial Group	1,200	79
Markel (1)(2)	673	276
MaxRe Capital (2)	5,000	115
Merchants Group	1,600	48
Mercury General (2)	3,493	173
Midland (2)	1,900	82
Montpelier RE (2)	9,500	184
National Financial Partners	2,662	109
National Western Life	360	83
Nationwide Financial Services, Class A	10,700	515
Navigators Group (1)	1,750	84
Odyssey Re Holdings (2)	4,800	162
Ohio Casualty	4,600	119
Old Republic International	15,568	345
PartnerRe (2)	3,800	257
Philadelphia Consolidated (1)(2)	5,100	203
Phoenix Companies (2)	8,499	119
Platinum Underwriters Holdings	4,000	123
PMA Capital, Class A (1)(2)	4,100	36
Presidential Life	2,700	60
ProAssurance (1)(2)	2,070	102
Procentury	2,400	36
Protective Life	4,411	202
Reinsurance Group of America	3,720	193
RenaissanceRe Holdings	5,400	300
RLI (2)	1,800	91
Safety Insurance Group (2)	1,515	74
Scottish RE Group (2)	4,200	46
Seabright Insurance (1)	3,400	48
Security Capital Assurance (1)(2)	5,000	120
Selective Insurance (2)	2,100	110
StanCorp Financial Group	3,800	170
State Auto Financial (2)	3,070	94
Stewart Information Services	1,480	51
Transatlantic Holdings (2)	4,338	262
U.S.I. Holdings (1)(2)	3,920	53
United Fire & Casualty (2)	1,900	59
Unitrin	4,650	205
Universal American Financial (1)(2)	4,140	67
W. R. Berkley	13,772	487
Wesco Financial	444	194
White Mountains Insurance Group (2)	807	401
Zenith National (2)	2,534	101
		25,375
Real Estate Investment Trusts (REITs) 6.3%
Acadia Realty Trust, REIT (2)	4,018	102
Agree Realty, REIT	2,000	66
Alexanders, REIT (1)	390	121
Alexandria Real Estate, REIT	1,620	152
AMB Property, REIT	5,904	325
American Financial Realty, REIT	12,950	145
American Home Mortgage Holdings, REIT (2)	4,055	141
American Mortgage Acceptance, REIT (2)	4,600	83
AmeriVest Properties, REIT (1)	6,400	31
Annaly Capital Management, REIT (2)	11,350	149
Anthracite Capital, REIT	8,650	111
Anworth Mortgage Assest, REIT	5,500	46
Arbor Realty Trust, REIT (2)	3,400	87
Avalonbay Communities, REIT	5,084	612
BioMed Realty Trust, REIT	5,500	167
BNP Residential Properties, REIT	4,200	100
Brandywine Realty Trust, REIT (2)	5,343	174
BRE Properties, REIT, Class A (2)	3,550	212
Camden Property Trust, REIT	3,900	296
CapitalSource, REIT (2)	13,910	359
CBL & Associates Properties, REIT	4,560	191
Centracore Properties, REIT	1,861	59
Colonial Properties Trust, REIT	3,141	150
Corporate Office Properties Trust, REIT	3,400	152
Cousins Properties, REIT	3,360	115
Crescent Real Estate Equities, REIT	6,700	146
Developers Diversified Realty, REIT	7,827	436
DiamondRock Hospitality, REIT	8,700	145
Duke Realty, REIT (2)	9,161	342
Eagle Hospitality Properties, REIT (2)	7,200	67
EastGroup Properties, REIT	2,050	102
Entertainment Properties, REIT (2)	1,680	83
Equity Inns, REIT (2)	6,350	101
Equity Lifestyle Properties, REIT	1,770	81
Equity One, REIT (2)	5,876	141
Essex Property Trust, REIT (2)	1,550	188
Federal Realty Investment Trust, REIT (2)	2,590	192
FelCor Lodging Trust, REIT (2)	5,300	106
First Industrial Realty, REIT (2)	2,900	128
Franklin Street Properties, REIT (2)	5,100	101
Friedman, Billings, Ramsey Group, REIT, Class A (2)	13,203	106
General Growth Properties, REIT (2)	16,236	774
Getty Realty, REIT	3,160	93
Glenborough Realty Trust, REIT (2)	2,940	76
Glimcher Realty Trust, REIT (2)	3,860	96
Global Signal, REIT	5,587	283
Gmh Communities Trust, REIT (2)	4,600	58
Government Properties Trust, REIT (2)	7,100	64
Health & Retirement Properties, REIT	16,900	202
Health Care Property Investors, REIT (2)	9,050	281
Health Care REIT, REIT	4,250	170
Healthcare Realty Trust, REIT	3,480	134
Heritage Property Investment Trust, REIT (2)	3,100	113
Hersha Hospitality Trust, REIT, Class A (2)	8,200	79
Highland Hospitality, REIT	8,100	116
Highwoods Properties, REIT (2)	3,313	123
Home Properties of New York, REIT	2,190	125
Homebanc, REIT (2)	11,700	72
Hospital Properties Trust, REIT	4,050	191
Host Hotels And Resorts, REIT (2)	37,125	851
Impac Mortgage Holdings, REIT (2)	6,000	56
Innkeepers USA, REIT	3,350	55
Investors Real Estate Trust, REIT (2)	8,250	81
IStar Financial, REIT	7,292	304
Kilroy Realty, REIT (2)	2,220	167
Kite Realty Group Trust, REIT	5,600	95
KKR Financial, REIT	5,200	128
LaSalle Hotel Properties, REIT (2)	3,800	165
Lexington Corporate Properties, REIT	4,850	103
Liberty Property Trust, REIT	5,133	245
Longview Fibre, REIT (2)	4,347	88
LTC Properties, REIT	2,850	69
Macerich Company, REIT	4,961	379
Mack-Cali Realty, REIT	4,434	230
Maguire Properties, REIT	3,680	150
Mfa Mortgage Investments, REIT	9,380	70
MHI Hospitality, REIT	7,000	63
Mid-America Apartment Communities, REIT	1,730	106
Mission West Properties, REIT	4,940	56
Monmouth Real Estate Investment, REIT, Class A	8,800	70
Mortgageit Holdings, REIT (2)	4,300	61
National Retail Properties, REIT	4,330	94
National Health Investors, REIT	3,320	94
National Health Realty, REIT	3,400	68
Nationwide Health Properties, REIT (2)	4,860	130
New Century Financial, REIT (2)	4,400	173
New Plan Excel Realty, REIT (2)	5,658	153
Newcastle Investment, REIT (2)	3,800	104
NovaStar Financial, REIT (2)	3,150	92
Omega Healthcare Investors, REIT	8,150	122
Pan Pacific Retail Properties, REIT	2,700	187
Parkway Properties, REIT (2)	1,300	60
Pennsylvania REIT, REIT	2,631	112
Pittsburgh & West Virginia Railroad, REIT	5,900	52
PMC Commercial Trust, REIT	5,288	74
Post Properties, REIT	2,600	124
Potlatch, REIT (2)	4,032	150
PS Business Parks, REIT	1,500	90
Ramco-Gershenson Properties, REIT	2,700	86
Rayonier, REIT	5,134	194
Realty Income, REIT (2)	5,100	126
Reckson Associates Realty, REIT	5,200	223
Redwood Trust, REIT	1,605	81
Regency Centers, REIT (2)	4,486	308
Resource Asset Investment Trust, REIT (2)	2,620	76
Saul Centers, REIT	2,050	92
Saxon Capital, REIT	4,900	69
Senior Housing Properties, REIT (2)	5,414	116
Sizeler Property Investors, REIT (2)	2,800	42
SL Green Realty, REIT	3,090	345
Sovran Self Storage, REIT	1,500	83
Strategic Hotel Capital, REIT	6,500	129
Sun Communities, REIT	3,150	101
Sunset Financial Resources, REIT (2)	2,700	23
Sunstone Hotel Investors, REIT (2)	5,100	152
Tanger Factory Outlet Centers, REIT (2)	3,740	133
Taubman Centers, REIT (2)	3,600	160
Thornburg Mortgage, REIT (2)	8,409	214
Trizec Properties, REIT	10,712	310
Trustree Properties, REIT (2)	7,900	99
U Store It, REIT (2)	5,000	107
United Dominion Realty Trust, REIT (2)	10,088	305
Universal Health Realty Income Trust, REIT	2,350	84
Urstadt Biddle Properties, REIT	3,600	62
Urstadt Biddle Properties, REIT, Class A (2)	4,000	73
Ventas, REIT	7,940	306
Washington SBI, REIT (2)	3,000	119
Weingarten Realty Investors, REIT	6,040	260
		19,610
Real Estate Management & Development 0.7%
Affordable Residential Communities (1)(2)	4,800	46
Brookfield Properties	15,700	554
Capital Properties, Class A	1,200	29
Capital Properties, Class B (1)	120	-
CB Richard Ellis Group, Class A (1)	16,650	410
Forest City Enterprises, Class A (2)	7,030	382
Jones Lang Lasalle	2,610	223
Move (1)(2)	15,750	77
St. Joe (2)	4,970	273
Tejon Ranch (1)(2)	1,170	50
Thomas Properties	2,700	35
Trammell Crow (1)(2)	1,050	38
Wellsford Real Properties (1)	7,200	53
		2,170
Thrifts & Mortgage Finance 2.2%
Accredited Home Lenders (1)(2)	1,630	59
Aether Holdings (1)	8,150	48
Ameriana Bancorp	3,560	48
Anchor Bancorp Wisconsin	1,780	51
Astoria Financial	6,821	210
Bank Mutual (2)	6,661	81
BankAtlantic, Class A (2)	3,950	56
BankUnited Financial	2,470	64
Brookline Bancorp	3,829	53
Camco	4,900	65
Capital Crossing Bank (1)	1,000	29
Capitol Federal Financial (2)	6,426	229
Charter Financial (2)	2,960	118
Citizens First Bancorp	1,303	33
City Bank Lynnwood Washington	1,150	54
Clifton Savings Bancorp (2)	4,200	47
Coastal Financial Corporation, (2)	4,538	57
Commercial Capital Bancorp	4,980	79
Cooperative Bankshares	2,475	45
CORUS Bankshares (2)	4,600	103
Delta Financial	6,800	62
Dime Community Bancshares (2)	4,600	68
Doral Financial (2)	7,120	47
Downey Financial (2)	1,750	116
Federal Agricultural Mortgage, Class A	2,000	36
Fidelity Bankshares (2)	2,795	109
First Busey (2)	2,775	63
First Federal Bancshares of Arkansas	1,500	35
First Financial Holdings	1,550	53
First Niagara Financial (2)	10,117	148
First Place Financial	2,749	62
FirstFed Financial (1)(2)	1,020	58
Flagstar Bancorp (2)	4,700	68
Flushing Financial	2,125	37
Franklin Bank Corporation/Houston (1)	2,750	55
Fremont General (2)	5,500	77
Harbor Florida Bancshares (2)	2,000	89
Hingham Institution for Savings	1,200	46
Home Federal Savings Bank	1,700	47
Hudson City Bancorp (2)	43,691	579
IndyMac Mortgage Holdings (2)	4,560	188
ITLA Capital	684	37
Kearny Financial (2)	5,200	79
KNBT Bankcorp	4,200	68
MAF Bancorp	1,663	69
Nasb Financial (2)	1,256	50
Net Bank	5,119	31
New Hampshire Thrift	2,980	48
New York Community Bancorp (2)	20,937	343
NewAlliance Bancshares (2)	7,050	103
NewMil Bancorp (2)	2,100	86
Northwest Bancorp (2)	4,880	124
OceanFirst Financial	2,450	53
Ocwen Financial (1)(2)	5,830	87
Partners Trust Financial Group (2)	6,788	73
People's Bank (2)	10,272	407
Peoples Community Bancorp	2,600	49
PFF Bancorp (2)	2,465	91
PMI Group (2)	6,020	264
Pocahontas Bancorp	3,200	53
Provident Financial Services (2)	4,318	80
Provident New York Bancorp (2)	4,702	64
Radian	5,908	354
Riverview Bancorp	7,600	103
Triad Guaranty (1)(2)	1,150	59
Trustco Bank (2)	6,550	71
United Community Financial	5,500	68
W Holdings Company	11,678	69
Washington Federal (2)	4,568	103
Webster Financial	2,977	140
Willow Financial Bancorp (2)	3,492	55
WSFS Financial	850	53
		6,906

Total Financials		78,040

HEALTH CARE 11.1%

Biotechnology 4.2%
Acadia Pharmaceuticals (1)(2)	4,400	38
Alexion Pharmaceutical (1)(2)	3,050	104
Alkermes (1)(2)	7,010	111
Alnylam Phamaceuticals (1)(2)	4,300	62
Altus Pharmaceuticals (1)	2,400	38
Amylin Pharmaceuticals (1)(2)	9,963	439
Arena Pharmaceuticals (1)(2)	5,100	61
Ariad Pharmaceuticals (1)(2)	8,800	38
Arqule (1)(2)	5,500	23
Array BioPharma (1)	5,800	49
Avalon Pharmaceuticals (1)	6,600	18
AVI BioPharma (1)(2)	8,500	31
BioCryst Pharmaceuticals (1)(2)	4,000	50
BioMarin Pharmaceutical (1)(2)	7,590	108
BioSphere Medical (1)(2)	3,500	23
Celera Genomics (1)(2)	5,333	74
Celgene (1)(2)	25,680	1,112
Cell Genesys (1)(2)	4,700	21
Cephalon (1)(2)	4,010	248
Cepheid (1)(2)	5,300	38
Cotherix (1)(2)	3,800	27
Critical Therapeutics (1)(2)	7,200	17
Cubist Pharmaceuticals (1)(2)	4,800	104
CuraGen (1)(2)	19,700	68
CV Therapeutics (1)(2)	4,300	48
Cytokinetics (1)(2)	6,600	42
Dendreon (1)(2)	6,260	28
Digene (1)	2,100	91
Dyax (1)	6,500	22
Dynavax Technologies (1)	8,600	37
Encysive Pharmaceuticals (1)(2)	5,500	24
Enzon Pharmaceuticals (1)(2)	4,360	36
Genentech (1)(2)	75,934	6,280
Genitope (1)(2)	6,700	20
Geron (1)(2)	5,550	35
Human Genome Sciences (1)(2)	8,980	104
ICOS (1)(2)	5,509	138
Idenix Pharmaceuticals (1)(2)	4,600	45
ImClone Systems (1)(2)	6,143	174
Incyte Genomics (1)(2)	7,160	30
Indevus Pharmaceuticals (1)(2)	9,600	57
InterMune (1)(2)	4,570	75
Introgen Therapeutics (1)(2)	6,700	30
Isis Pharmaceuticals (1)(2)	8,880	64
Keryx Biopharmaceuticals (1)(2)	4,200	50
Kosan Biosciences (1)(2)	4,100	20
Lexicon Genetics (1)(2)	7,100	27
Mannkind (1)(2)	4,900	93
Martek Biosciences (1)(2)	2,700	58
Maxygen (1)(2)	6,200	51
Medarex (1)(2)	10,500	113
Millennium Pharmaceuticals (1)(2)	24,001	239
Momenta Pharmaceuticals (1)	3,800	51
Myogen (1)(2)	3,900	137
Myriad Genetics (1)(2)	3,690	91
Nabi (1)(2)	6,450	37
NeoPharm (1)(2)	3,282	16
Neurocrine Biosciences (1)(2)	3,000	32
Neurogen (1)(2)	9,100	61
Novavax (1)(2)	9,500	36
NPS Pharmaceuticals (1)(2)	7,650	29
Nuvelo (1)(2)	5,300	97
ONYX Pharmaceuticals (1)(2)	3,950	68
OSI Pharmaceuticals (1)(2)	4,127	155
Panacos Pharmaceuticals (1)(2)	6,500	32
PDL Biopharma (1)(2)	8,560	164
Pharmacopeia Drug Discovery (1)(2)	3,605	14
Pharmion (1)(2)	3,100	67
Progenics Pharmaceuticals (1)(2)	3,200	75
Regeneron Pharmaceuticals (1)	5,750	90
Rigel Pharmaceuticals (1)(2)	3,800	39
Sangamo BioSciences (1)(2)	4,800	27
Savient Pharmaceuticals (1)	6,400	42
Seattle Genetics (1)(2)	7,720	37
Senomyx (1)(2)	4,100	63
Sirna Therapeutics (1)(2)	8,500	47
StemCells (1)	8,300	18
Tanox (1)(2)	5,150	61
Telik (1)(2)	1,900	34
Tercica (1)(2)	7,300	39
Theravance (1)	4,500	122
Trimeris (1)(2)	2,850	25
United Therapeutics (1)(2)	1,500	79
Vertex Pharmaceuticals (1)(2)	8,355	281
XOMA (1)	8,700	16
Zymogenetics (1)(2)	5,600	94
		13,209
Health Care Equipment & Supplies 2.6%
Abaxis (1)(2)	3,100	73
ABIOMED (1)(2)	3,400	50
Advanced Medical Optics (1)(2)	5,340	211
Align Technology (1)(2)	7,230	82
American Medical Systems (1)(2)	5,700	105
Analogic (2)	1,280	66
Arrow International	3,910	124
ArthroCare (1)(2)	2,120	99
Aspect Medical Systems (1)(2)	2,750	47
Beckman Coulter (2)	4,592	264
Biolase Technology (1)(2)	4,000	25
Biosite Diagnostics (1)(2)	1,200	55
Candela Laser (1)	3,200	35
Cerus (1)(2)	3,470	19
Conceptus (1)(2)	4,100	73
CONMED (1)	2,550	54
Conor Medsystems (1)(2)	3,700	87
Cooper Companies	3,061	164
Cyberonics (1)(2)	1,800	32
Cytyc (1)	8,387	205
Dade Behring Holdings	6,424	258
Datascope	1,780	60
Dentsply International (2)	11,400	343
Digirad (1)	8,200	31
DJO (1)(2)	2,090	87
Edwards Lifesciences (1)	4,050	189
Endologix (1)(2)	6,000	24
EPIX Pharmaceuticals (1)(2)	4,000	17
EV3 (1)(2)	6,400	109
Exactech (1)	1,700	23
Foxhollow Technologies (1)(2)	2,300	79
Gen-Probe (1)	4,220	198
Greatbatch (1)(2)	2,350	53
Haemonetics (1)(2)	1,900	89
Hillenbrand Industries	4,950	282
Hologic (1)(2)	4,100	178
ICU Medical (1)	1,400	64
IDEXX Laboratories (1)	2,500	228
Immucor (1)	6,768	152
Integra LifeSciences (1)(2)	2,300	86
Intermagnetics General (1)(2)	3,130	85
Intuitive Surgical (1)(2)	2,810	296
Invacare	2,500	59
Inverness Medical Innovations (1)(2)	3,060	106
Invitrogen (1)(2)	3,742	237
Kensey Nash (1)(2)	1,500	44
Kinetic Concepts (1)(2)	5,250	165
Kyphon (1)(2)	3,400	127
Lifecore Biomedical (1)	1,700	24
Medical Action Industries (1)	2,300	62
Mentor (2)	2,960	149
Meridian Bioscience (2)	3,150	74
Merit Medical Systems (1)(2)	2,825	38
National Dentex (1)	1,400	28
NMT Medical (1)(2)	2,200	34
OraSure Technologies (1)(2)	3,675	30
PolyMedica	1,950	83
Possis (1)(2)	2,250	22
Quidel (1)(2)	3,700	52
Regeneration Technologies (1)(2)	6,200	44
ResMed (1)(2)	5,800	233
Respironics (1)	5,600	216
Rita Medical Systems (1)	17,610	55
Sonic Innovations (1)	5,500	23
SonoSite (1)(2)	1,550	44
Steris	5,291	127
SurModics (1)(2)	1,550	54
Synovis Life Technologies (1)	4,900	36
Theragenics (1)(2)	3,400	10
Thoratec (1)(2)	3,952	62
TriPath Imaging (1)(2)	3,850	35
Varian Medical Systems (1)	9,591	512
Viasys Healthcare (1)(2)	2,850	78
Vital Signs	1,550	88
West Pharmaceutical Services (2)	2,580	101
Wright Medical Group (1)	3,600	87
Zoll Medical (1)	1,300	47
		7,987
Health Care Providers & Services 2.1%
Alliance Imaging (1)(2)	6,600	51
AMERIGROUP (1)	3,580	106
AMN Healthcare Services (1)	2,505	59
AmSurg, Class A (1)(2)	3,100	69
Apria Healthcare (1)(2)	3,540	70
Bioscrip (1)	6,900	21
Brookdale Senior Living (2)	6,400	297
Capital Senior Living (1)	4,300	40
Centene (1)(2)	3,100	51
Chemed	2,000	64
Community Health System (1)(2)	7,522	281
CorVel (1)	1,050	37
Cross Country Healthcare (1)	2,480	42
CryoLife (1)(2)	2,850	18
DaVita (1)	7,475	433
Five Star Quality Care (1)	3,800	41
Genesis Healthcare (1)	1,570	75
Gentiva Health Services (1)(2)	2,350	39
Hanger Orthopedic Group (1)(2)	5,450	36
Health Net (1)	8,130	354
HealthExtras (1)(2)	3,300	93
Healthspring (1)	5,000	96
Healthways (1)(2)	3,041	136
Henry Schein (1)(2)	6,500	326
HMS Holdings (1)(2)	3,800	48
Hooper Holmes (2)	7,650	26
inVentiv Health (1)	2,700	86
Kindred Healthcare (1)	3,114	93
Landauer (2)	1,400	71
LCA-Vision (2)	1,850	76
LifePoint Hospitals (1)(2)	4,530	160
Lincare Holdings (1)	7,655	265
Magellan Health Services (1)	2,900	123
Matria Healthcare (1)(2)	2,350	65
Medcath (1)	2,250	68
Medical Staffing Network (1)(2)	3,800	24
Molina Healthcare (1)(2)	2,401	85
National Healthcare (2)	1,877	101
Odyssey Healthcare (1)(2)	3,687	52
Omnicare (2)	8,716	376
OPTION CARE (2)	4,253	57
Owens & Minor	3,300	108
PDI (1)	1,000	12
Pediatrix Medical Group (1)	3,700	169
PSS World Medical (1)(2)	5,490	110
Psychiatric Solutions (1)(2)	5,000	170
Q-Med (1)	2,600	13
RehabCare Group (1)(2)	1,600	21
Res-Care (1)	2,900	58
Sierra Health Services (1)	4,200	159
Sunrise Senior Living (1)	3,800	113
Symbion (1)(2)	2,400	44
Triad Hospitals (1)	6,034	266
U.S. Physical Therapy (1)	2,000	24
United Surgical Partners International (1)(2)	3,250	81
Universal Health Services	3,747	224
VCA Antech (1)	6,200	224
VistaCare, Class A (1)(2)	2,650	28
Wellcare Health Plans (1)(2)	3,286	186
		6,621
Health Care Technology 0.4%
Allscripts Healthcare (1)(2)	4,600	103
Cerner (1)(2)	5,360	243
Computer Programs and Systems (2)	1,200	39
Dendrite International (1)	3,190	31
Eclipsys (1)(2)	4,200	75
Emdeon (1)	23,181	272
HealthStream (1)(2)	9,900	34
Merge Healthcare (1)(2)	2,200	15
Omnicell (1)(2)	2,720	49
Per-Se Technologies (1)(2)	3,014	69
TriZetto Group (1)(2)	3,700	56
WebMD Health (1)(2)	4,500	155
		1,141
Life Sciences Tools & Services 0.8%
Accelrys (1)	4,510	28
Affymetrix (1)(2)	4,940	107
Albany Molecular Research (1)	4,410	41
Bio-Rad Laboratories, Class A (1)(2)	2,000	142
Bioveris (1)	8,280	78
Bruker BioSciences (1)	9,250	65
Caliper Life Sciences (1)	4,550	22
Cambrex	2,610	54
Charles River Laboratories International (1)(2)	4,700	204
Covance (1)(2)	4,412	293
Dionex (1)	1,500	76
Diversa (1)(2)	5,500	44
E Research Technology (1)(2)	5,080	41
Enzo Biochem (1)(2)	2,885	35
Exelixis (1)(2)	7,190	63
Harvard Bioscience (1)	6,200	28
Luminex (1)(2)	3,600	66
Molecular Devices (1)(2)	1,550	29
Nektar Therapeutics (1)(2)	7,100	102
Parexel International (1)	2,790	92
Pharmaceutical Product Development	8,922	318
Strategene (2)	6,900	45
Techne (1)	2,600	132
Third Wave Technologies (1)	5,600	25
Varian (1)	2,500	115
Ventana Medical Systems (1)(2)	2,900	118
		2,363
Pharmaceuticals 1.0%
Abraxis Bioscience (1)(2)	12,950	360
Adams Respiratory Therapeutics (1)(2)	2,500	92
Adolor (1)(2)	5,400	75
Alexza Pharmaceuticals (1)	6,000	49
Alpharma, Class A	4,000	94
Andrx (1)	4,990	122
Atherogenics (1)(2)	4,800	63
Barrier Therapeutics (1)(2)	3,300	21
Bentley Pharmaceuticals (1)(2)	1,872	23
Bradley Pharmaceuticals (1)(2)	1,700	27
Columbia Laboratories (1)	5,600	19
Connetics (1)(2)	4,350	47
Endo Pharmaceutical (1)	9,619	313
Inspire Pharmaceuticals (1)(2)	7,550	39
K-V Pharmaceutical, Class A (1)(2)	4,050	96
Kos Pharmaceuticals (1)(2)	3,350	166
Medicines Company (1)(2)	3,390	77
Medicis Pharmaceutical, Class A (2)	4,000	129
MGI Pharma (1)(2)	6,340	109
New River Pharmaceuticals (1)(2)	3,600	93
Nitromed (1)(2)	6,400	20
Noven Pharmaceuticals (1)(2)	2,253	54
Pain Therapeutics (1)(2)	5,500	47
Par Pharmaceutical (1)(2)	3,694	67
Penwest Pharmaceuticals (1)(2)	2,300	38
Perrigo	8,265	140
Salix Pharmaceuticals (1)(2)	3,773	51
Santarus (1)(2)	7,000	52
Sciele Pharma (1)(2)	2,910	55
Sepracor (1)(2)	7,849	380
Valeant Pharmaceuticals (2)	7,510	149
ViroPharma (1)(2)	7,100	86
VIVUS (1)	5,000	19
		3,172

Total Health Care		34,493

INDUSTRIALS & BUSINESS SERVICES 10.6%

Aerospace & Defense 0.8%
AAR (1)(2)	3,200	76
Alliant Techsystems (1)(2)	2,100	170
Allied Research (1)	1,400	23
Applied Signal Technology (2)	2,150	32
Argon ST (1)(2)	2,100	50
Armor Holdings (1)	2,750	158
BE Aerospace (1)(2)	6,150	130
Ceradyne (1)(2)	2,300	94
Cubic Corporation	2,900	57
Curtiss-Wright	2,600	79
DRS Technologies (2)	3,385	148
Ducommun (1)	1,700	32
Edac Technologies (1)	4,500	14
EDO (2)	1,710	39
Esterline Technologies (1)(2)	1,690	57
GenCorp (1)(2)	3,910	50
HEICO, Class A	3,020	88
Hexcel (1)(2)	7,600	108
Innovative Solutions and Support (1)(2)	2,100	31
Ionatron (1)(2)	7,300	35
Ladish Company (1)(2)	1,700	49
Moog, Class A (1)	2,530	88
MTC Technologies (1)(2)	2,300	55
Orbital Sciences (1)	4,870	91
Precision Castparts	9,608	607
Sypris Solutions (2)	3,600	30
Taser International (1)(2)	6,860	53
Teledyne Technologies (1)	2,000	79
Triumph Group (2)	1,450	61
United Industrial (2)	1,300	70
		2,654
Air Freight & Logistics 0.7%
C H Robinson Worldwide	13,600	606
EGL (1)	3,630	132
Expeditors International of Washington (2)	16,400	731
Forward Air	3,185	106
Hub Group, Class A (1)	4,800	109
Pacer International	3,580	100
Park Ohio Holdings (1)	1,900	26
UTi Worldwide (2)	8,400	235
		2,045
Airlines 0.5%
AirTran (1)(2)	7,130	71
Alaska Air Group (1)	3,050	116
AMR (1)(2)	15,810	366
Continental Airlines, Class B (1)(2)	6,640	188
ExpressJet Holdings (1)	4,360	29
Frontier Airlines Holdings (1)(2)	3,200	26
JetBlue Airways (1)(2)	6,762	63
Mesa Air Group (1)(2)	4,321	33
Pinnacle Airlines (1)(2)	3,600	27
SkyWest (2)	5,130	126
UAL (1)(2)	8,400	223
US Airways Group (1)(2)	6,256	277
		1,545
Building Products 0.4%
AAON	1,782	41
Advanced Environmental Recycling, Class A (1)	4,000	9
American Woodmark (2)	1,180	40
Ameron International	1,000	66
Apogee Enterprises (2)	2,800	43
ElkCorp (2)	1,780	48
Goodman Global (1)(2)	7,100	95
Griffon (1)(2)	2,100	50
Jacuzzi Brands (1)(2)	6,400	64
Lennox International (2)	5,290	121
NCI Building Systems (1)(2)	1,350	79
Simpson Manufacturing (2)	3,200	86
Trex (1)(2)	2,200	53
Universal Forest Products (2)	1,290	63
USG (1)(2)	6,650	313
		1,171
Commercial Services & Supplies 2.7%
A. T. Cross, Class A (1)	2,800	18
Ablest (1)(2)	4,200	27
ABM Industries (2)	3,450	65
Acco Brands (1)(2)	3,700	82
Adesa	6,448	149
Administaff	2,650	89
Advisory Board (1)(2)	1,540	78
Angelica (2)	1,400	24
ARAMARK, Class B	12,818	421
Banta	1,349	64
Bowne (2)	3,450	49
Brady, Class A (2)	3,900	137
Brinks Company (2)	4,049	215
Casella Waste Systems, Class A (1)	3,275	34
CBIZ (1)(2)	6,650	49
CDI (2)	1,900	39
Central Parking (2)	3,460	57
Cenveo (1)(2)	4,600	87
ChoicePoint (1)	5,757	206
Clean Harbor (1)	1,800	78
Coinstar (1)(2)	2,350	68
Consolidated Graphics (1)	1,300	78
Copart (1)(2)	6,400	180
Cornell Companies (1)(2)	2,200	38
Corporate Executive Board	3,200	288
Corrections Corporation of America (1)	4,600	199
CoStar Group (1)	1,540	64
Covanta Holding (1)(2)	12,704	274
CRA International (1)(2)	950	45
Deluxe (2)	4,528	77
Diamond Mgt & Technology Consultants (1)(2)	3,650	41
Dun & Bradstreet (1)(2)	5,300	397
Ecology and Environment, Class A	4,100	42
Ennis Business Forms (2)	3,457	75
First Consulting Group (1)(2)	5,500	54
FTI Consulting (1)(2)	3,495	88
G & K Services, Class A	1,570	57
GEO (1)	1,500	63
Global Cash Access (1)(2)	6,400	97
Heidrick & Struggles International (1)	1,358	49
Herman Miller	4,150	142
HNI Corporation (2)	3,580	149
ICT Group (1)	2,600	82
IHS (1)	1,000	32
IKON Office Solutions	10,370	139
Innerworkings (1)	2,700	32
John H. Harland	1,830	67
Kelly Services, Class A	2,432	67
Kforce (1)	4,056	48
Knoll	3,300	67
Korn/Ferry (1)(2)	3,500	73
Labor Ready (1)(2)	4,400	70
Layne Christensen (1)(2)	1,800	51
Learning Tree International (1)(2)	2,050	17
LECG (1)(2)	2,250	42
Manpower	6,476	397
McGrath RentCorp (2)	2,300	59
Mine Safety Appliances (2)	2,700	96
Mobile Mini (1)(2)	3,400	97
Multi-Color	1,275	37
Navigant Consulting (1)(2)	3,900	78
NCO Group (1)(2)	2,426	64
On Assignment (1)(2)	3,750	37
PHH (1)(2)	4,279	117
Pike Electric (1)	2,100	31
Republic Services	9,750	392
Resources Global Professionals (1)	3,300	88
Rollins (2)	4,675	99
School Specialty (1)	1,426	50
Sirva (1)(2)	5,300	14
Spherion (1)(2)	6,580	47
Standard Register	3,600	48
Steelcase, Class A (2)	10,459	164
Stericycle (1)(2)	3,250	227
Strategic Distribution (1)	1,400	18
Synagro Technologies (2)	13,100	55
Taleo, Class A (1)(2)	2,100	21
TeleTech Holdings (1)(2)	5,590	87
Tetra Tech (1)	4,550	79
TRC (1)(2)	3,100	26
TRM Copy Centers (1)	3,500	8
United Stationers (1)	1,873	87
Utek (2)	1,500	30
Viad	1,877	67
Volt Information Sciences (1)(2)	1,300	46
Waste Connections (1)	2,850	108
Watson Wyatt (2)	3,550	145
West Corporation (1)	5,267	254
		8,493
Construction & Engineering 0.5%
EMCOR Group (1)(2)	2,280	125
Englobal (1)(2)	4,500	28
Foster Wheeler (1)	6,300	243
Granite Construction (2)	3,100	165
Insituform Technologies (1)(2)	2,750	67
Jacobs Engineering Group (1)(2)	4,119	308
Michael Baker (1)	1,600	33
Quanta Services (1)(2)	9,150	154
Shaw Group (1)(2)	5,650	133
Sterling Construction (1)(2)	2,800	56
URS Corporation (1)	3,700	144
Xanser (1)	8,700	51
		1,507
Electrical Equipment 0.8%
A.O. Smith (2)	2,260	89
Acuity Brands	3,450	157
American Superconductor (1)(2)	2,800	26
AMETEK	4,600	200
Baldor Electric	2,540	78
Belden CDT	3,163	121
BTU International (1)(2)	2,400	29
C&D Technologies (2)	3,200	23
Capstone Turbine (1)(2)	12,800	18
Chase	2,100	38
Encore Wire (1)(2)	2,475	87
Energy Conversion Devices (1)(2)	2,800	104
Franklin Electric (2)	1,700	90
Fuelcell Energy (1)(2)	5,350	41
General Cable (1)(2)	4,100	157
Genlyte Group (1)(2)	2,000	142
GrafTech International (1)(2)	9,150	53
Hubbell, Class B	4,233	203
II-VI (1)(2)	2,600	65
LSI Industries (2)	2,225	36
Medis Technologies (1)(2)	3,200	79
Plug Power (1)(2)	9,700	39
Powell Industries (1)(2)	1,100	24
Regal-Beloit (2)	2,400	104
Thomas & Betts (1)(2)	4,176	199
Ultralife Batteries (1)(2)	2,100	22
Valence Technology (1)(2)	7,088	14
Vicor (2)	3,600	42
Woodward Governor	2,400	81
		2,361
Industrial Conglomerates 0.4%
Carlisle Companies	2,010	169
McDermott International (1)	8,875	371
Roper Industries	6,126	274
Sequa, Class A (1)	1,000	94
Teleflex	2,530	141
Tredegar	2,900	48
Walter Industries (2)	2,900	124
		1,221
Machinery 2.2%
3-D Systems (1)(2)	10,200	187
A.S.V. (1)(2)	2,500	37
Accuride (1)(2)	5,700	63
Actuant, Class A	2,110	106
AGCO (1)	6,250	158
Albany International	2,003	64
American Science Engineering (1)(2)	700	34
Astec Industries (1)(2)	1,600	40
Barnes Group (2)	6,200	109
Blount International (1)(2)	6,577	66
Briggs & Stratton (2)	3,500	96
Bucyrus International, Class A	2,799	119
Cascade	850	39
CLARCOR (2)	3,340	102
Columbus McKinnon (1)	1,900	34
Commercial Vehicle Group (1)(2)	1,900	37
Crane	4,641	194
Donaldson (2)	5,371	198
EnPro Industries (1)(2)	1,850	56
ESCO Technologies (1)(2)	1,740	80
Federal Signal (2)	3,900	60
Flowserve (1)	4,160	210
Freightcar America (2)	1,300	69
Gardner Denver Machinery (1)	4,100	136
Graco	5,075	198
Graham	1,200	21
Greenbrier Companies (2)	1,400	41
Harsco	3,030	235
Hurco Companies (1)(2)	1,600	38
IDEX	3,470	149
JLG Industries (2)	8,176	162
Joy Global	9,187	346
Kaydon	1,970	73
Kennametal	2,300	130
Lincoln Electric Holdings (2)	2,990	163
Lindsay Manufacturing	1,250	36
Manitowoc	4,660	209
Met-Pro	3,977	52
Middleby (1)(2)	900	69
Mueller Industries	2,500	88
Mueller Water Products (1)	9,000	132
NACCO Industries	500	68
Nordson	2,410	96
Oshkosh Truck	5,300	268
Pentair	6,660	174
RBC Bearings (1)(2)	2,900	70
Robbins & Myers	1,200	37
SPX (2)	5,005	267
Tecumseh Products, Class A (1)(2)	2,670	41
Tennant	1,400	34
Terex (1)	7,260	328
Timken	6,600	197
Titan International (2)	1,600	29
Toro (2)	2,880	121
Trinity Industries	6,079	196
Turbochef Technologies (1)(2)	3,899	54
Twin Disc	1,800	59
Valmont Industries (2)	2,100	110
Wabash National (2)	2,290	31
Wabtec (2)	3,930	107
Watts Industries, Class A (2)	2,250	71
Wolverine Tube (1)(2)	3,100	9
		6,803
Marine 0.1%
Alexander & Baldwin (2)	3,350	149
Kirby Corporation (1)	4,500	141
Overseas Shipholding Group (2)	2,540	157
		447
Road & Rail 0.8%
Amerco (1)	1,800	133
Arkansas Best (2)	2,310	99
Con-Way	4,200	188
Dollar Thrifty Auto Group (1)(2)	1,740	77
Florida East Coast Industries (2)	2,550	146
Genesee & Wyoming, Class A (1)(2)	3,718	86
Heartland Express (2)	8,723	137
J.B. Hunt Transport Services (2)	13,352	277
Kansas City Southern Industries (1)(2)	5,900	161
Knight Transportation (2)	7,292	124
Laidlaw International	7,275	199
Landstar Systems	5,500	235
Old Dominion Freight Line (1)	3,512	105
Patriot Transportation Holdings (1)(2)	500	38
Quality Distribution (1)(2)	2,800	41
RailAmerica (1)(2)	2,800	31
Saia (1)(2)	2,000	65
Swift Transportation (1)	5,817	138
U.S. Xpress Enterprises, Class A (1)(2)	1,800	42
USA Truck (1)(2)	1,300	25
Werner Enterprises (2)	7,253	136
YRC Worldwide (1)(2)	4,530	168
		2,651
Trading Companies & Distributors 0.7%
Applied Industrial Technologies (2)	2,962	72
Beacon Roofing Supply (1)(2)	3,300	67
Electro Rent (1)	2,100	36
Fastenal (2)	10,900	420
GATX (2)	3,650	151
H&E Equipment Services (1)	3,600	88
Interline Brands (1)	2,900	71
Kaman, Class A	2,161	39
Lawson Products (2)	900	38
MSC Industrial Direct	5,800	236
NuCo2 (1)	1,800	48
Transdigm Group (1)	3,100	76
UAP Holding (2)	4,900	105
United Rentals (1)(2)	5,850	136
Valley National Gases	3,400	85
Watsco (2)	2,000	92
WESCO International (1)(2)	3,751	218
Williams Scotsman International (1)(2)	4,200	90
		2,068
Transportation Infrastructure 0.0%
Macquarie Infrastructure Company Trust (2)	2,700	84
		84

Total Industrials & Business Services		33,050
INFORMATION TECHNOLOGY 13.3%

Communications Equipment 1.2%
3 Com (1)	29,180	129
ADTRAN (2)	5,073	121
Anaren (1)	2,100	44
Andrew (1)	11,400	105
Arris Group (1)	8,150	93
Avocent (1)(2)	3,300	99
Aware (1)	3,500	20
Black Box (2)	670	26
Blue Coat Systems (1)(2)	1,920	35
C-COR.net (1)	4,300	37
Carrier Access (1)(2)	6,700	47
Commscope (1)(2)	4,000	131
Comtech Telecommunications (1)(2)	1,660	56
Digi International (1)	3,460	47
Ditech Networks (1)(2)	3,950	30
Dycom Industries (1)	2,863	61
EMS Technologies (1)	1,700	32
Endwave Corporation (1)	1,800	22
Extreme Networks (1)(2)	10,950	40
F5 Networks (1)(2)	3,150	169
Finisar (1)(2)	22,180	80
Foundry Networks (1)(2)	11,410	150
Harmonic (1)(2)	7,754	57
Harris	9,638	429
Hughes Communications (1)	1,044	42
Inter-Tel	2,170	47
InterDigital Communication (1)(2)	3,960	135
IXIA (1)(2)	5,000	44
KVH Industries (1)(2)	2,400	31
Mastec (1)(2)	6,650	74
MRV Communications (1)(2)	11,520	32
Oplink Communications (1)	2,678	53
Optical Cable, Warrants, 10/24/07 (1)	212	-
Packeteer (1)(2)	3,450	30
PC-Tel (1)(2)	2,300	24
Performance Technologies (1)	2,900	20
Plantronics (2)	3,250	57
Polycom (1)	6,650	163
Powerwave Technologies (1)(2)	8,386	64
Redback Networks (1)(2)	5,177	72
SafeNet (1)(2)	2,456	45
SeaChange International (1)(2)	2,550	23
Sirenza Microdevices (1)(2)	8,550	67
Sonus Networks (1)(2)	22,751	120
SpectraLink	2,300	19
Stratex Networks (1)(2)	9,710	43
Stratos Lightwave (1)(2)	4,136	29
Sycamore Networks (1)(2)	19,500	74
Symmetricom (1)(2)	4,200	34
Tekelec (1)(2)	8,730	113
Telkonet (1)(2)	7,100	20
Tollgrade Communications (1)	1,650	15
Tut Systems (1)(2)	6,429	6
UTStarcom (1)(2)	10,200	90
ViaSat (1)	2,300	58
Vyyo (1)	4,000	19
Zhone Technologies (1)(2)	8,737	9
		3,732
Computers & Peripherals 1.0%
Adaptec (1)(2)	8,850	39
Avid Technology (1)(2)	3,226	117
Brocade Communications Systems (1)(2)	19,422	137
Cray (1)(2)	4,677	52
Datalink (1)(2)	1,600	15
Diebold (2)	4,390	191
Electronics for Imaging (1)(2)	3,700	85
Emulex (1)	5,840	106
Gateway (1)(2)	37,800	71
Hutchinson Technology (1)(2)	1,720	36
Hypercom (1)	5,320	36
Imation	2,030	81
Immersion (1)	5,300	38
Intermec (1)(2)	4,210	111
Iomega (1)(2)	9,160	27
Komag (1)(2)	2,050	66
LaserCard (1)(2)	2,650	35
McDATA, Class A (1)	14,490	73
Mobility Electronics (1)(2)	2,900	16
Novatel (1)(2)	2,550	25
Overland Storage (1)	3,132	20
Palm (1)(2)	7,840	114
Presstek (1)(2)	3,222	17
Quantum DLT & Storage Systems (1)(2)	13,140	29
Rackable Systems (1)(2)	6,200	170
Rimage (1)	1,800	40
Seagate Technology (2)	43,831	1,012
Simpletech (1)	6,900	63
Synaptics (1)(2)	1,950	48
Video Display (1)	2,280	17
Western Digital (1)(2)	17,421	315
		3,202
Electronic Equipment & Instruments 1.8%
Aeroflex (1)(2)	8,350	86
Agilysys (2)	2,552	36
Amphenol, Class A (2)	6,936	430
Anixter International (2)	2,200	124
Arrow Electronics (1)	8,375	230
Avnet (1)(2)	10,450	205
AVX (2)	12,852	227
Benchmark Electronics (1)	4,200	113
Brightpoint	4,079	58
CalAmp (1)	3,500	21
CDW (2)	4,990	308
Checkpoint Systems (1)	3,060	51
Cogent (1)(2)	7,536	103
Coherent (1)(2)	1,850	64
Color Kinetics (1)(2)	2,800	48
CTS (2)	3,450	48
Daktronics (2)	3,800	79
Dolby Laboratories, Class A (1)	4,340	86
DTS (1)(2)	2,100	44
Echelon (1)(2)	3,200	26
Electro Scientific Industries (1)	2,200	45
Excel Technology (1)(2)	1,100	33
FLIR Systems (1)(2)	4,700	128
Gerber Scientific (1)(2)	4,100	61
Global Imaging Systems (1)	3,900	86
I D Systems (1)(2)	1,300	31
Ingram Micro, Class A (1)(2)	10,262	197
Insight Enterprises (1)(2)	3,650	75
Itron (1)	1,800	100
Keithley Instruments	2,900	37
KEMET (1)(2)	7,800	63
L-1 Identity Solutions (1)(2)	5,930	77
LeCroy (1)	1,700	23
Littelfuse (1)(2)	1,640	57
Lo-Jack (1)(2)	1,900	37
Maxwell Technologies (1)(2)	1,700	35
Mercury Computer Systems (1)(2)	2,700	32
Merix (1)(2)	3,200	31
Methode Electronics	2,450	23
Metrologic Instruments (1)(2)	2,300	42
Mettler-Toledo International (1)	2,000	132
MTS Systems (2)	1,850	60
National Instruments	5,250	144
Newport (1)	3,150	51
Nu Horizons Electronics (1)(2)	4,200	54
OSI Systems (1)(2)	2,038	40
OYO Geospace (1)	1,100	62
Park Electrochemical (2)	1,800	57
Paxar (1)	2,460	49
PC Connection (1)(2)	3,000	35
Photon Dynamics (1)	2,450	33
Planar Systems (1)(2)	3,700	42
Plexus (1)(2)	1,760	34
RadiSys (1)(2)	2,000	42
Research Frontiers (1)(2)	5,400	23
Rogers (1)	1,450	90
Scansource (1)(2)	2,200	67
Sigmatron International (1)	800	7
Sunpower (1)(2)	5,300	147
Tech Data (1)	3,380	123
Technitrol	3,450	103
Trimble Navigation (1)	4,016	189
TTM Technologies (1)	3,950	46
Vishay Intertechnology (1)	13,378	188
Wireless Xcessories (1)(2)	4,500	14
X-Rite (2)	7,400	79
Zygo (1)	2,220	28
		5,539
Internet Software & Services 1.3%
24/7 Media (1)(2)	7,920	68
Akamai Technologies (1)(2)	11,778	589
aQuantive (1)(2)	7,000	165
Ariba (1)(2)	8,215	62
Autobytel (1)(2)	15,960	47
Chordiant Software (1)	6,020	18
Click Commerce (1)(2)	1,900	43
CMGI (1)(2)	29,918	32
CNET Networks (1)(2)	12,991	124
Digital Insight (1)	2,631	77
Digital River (1)(2)	3,350	171
Digitas (1)(2)	6,142	59
Earthlink (1)(2)	10,640	77
Entrust Technologies (1)(2)	5,600	19
Equinix (1)(2)	3,260	196
IAC/InterActiveCorp (1)(2)	19,996	575
InfoSpace.com (1)(2)	2,150	40
Interwoven (1)(2)	5,066	56
J2 Global Communications (1)(2)	4,600	125
Jupitermedia (1)(2)	4,000	35
Keynote Systems (1)	2,673	28
Marchex, Class B (1)(2)	4,400	67
NetRatings (1)(2)	5,000	71
Omniture (1)(2)	3,200	25
Openwave Systems (1)(2)	6,767	63
RealNetworks (1)(2)	13,800	146
S1 (1)(2)	7,400	34
Saba Software (1)(2)	5,087	27
SAVVIS (1)(2)	4,273	122
Sonicwall (1)	6,600	72
Support.com (1)	7,100	31
The Knot (1)	3,700	82
Travelzoo (1)	1,600	46
Tumbleweed Communications (1)	5,900	17
United Online	6,475	79
ValueClick (1)(2)	9,491	176
Vignette (1)	2,039	28
Web Com (1)	6,185	26
Webex Communications (1)(2)	3,943	154
webMethods (1)(2)	4,308	33
Websense (1)(2)	3,300	71
WebSideStory (1)(2)	3,600	48
		4,024
IT Services 2.9%
Accenture, Class A	62,600	1,985
Acxiom	6,600	163
Alliance Data Systems (1)(2)	6,100	337
AnswerThink (1)(2)	4,700	13
BearingPoint (1)(2)	14,892	117
BISYS Group (1)(2)	9,400	102
CACI International, Class A (1)(2)	2,200	121
Ceridian (1)	10,650	238
Checkfree (1)	7,078	292
CIBER (1)(2)	5,440	36
Cognizant Technology Solutions (1)(2)	10,236	758
Computer Horizons (1)	5,500	22
CSG Systems International (1)(2)	3,500	93
DST Systems (1)	5,063	312
Edgewater Technology (1)(2)	3,967	23
EFunds (1)	3,513	85
Electronic Clearing House (1)	3,200	58
Euronet Worldwide (1)(2)	3,050	75
Fidelity National Information	12,600	466
Forrester Research (1)	2,300	61
Gartner Group (1)(2)	9,450	166
Gevity HR	2,760	63
Global Payments	5,512	243
Heartland Payment Systems (2)	3,000	78
Hewitt Associates, Class A (1)(2)	7,190	174
Igate Capital (1)	8,000	40
Indus International (1)(2)	8,600	22
Inforte (1)	9,800	40
InfoUSA (2)	4,900	41
Integral Systems (2)	1,100	34
Iron Mountain (1)(2)	9,052	389
Kanbay International (1)(2)	3,700	76
Keane (1)	4,430	64
Lightbridge (1)	3,538	41
Man Tech, Class A (1)	3,000	99
Mastercard, Class A (1)(2)	9,800	689
Maximus	1,700	44
Moneygram International (2)	6,209	180
MPS Group (1)	7,340	111
Perot Systems, Class A (1)	8,370	115
RightNow Technologies (1)(2)	3,700	58
Safeguard Scientifics (1)(2)	9,900	19
Sapient (1)(2)	8,750	48
SRA International, Class A (1)(2)	3,460	104
Startek (2)	1,700	21
Sykes Enterprises (1)	4,200	85
Syntel (2)	3,710	84
TALX Corporation	3,015	74
TNS (1)(2)	2,100	32
Total System Services (2)	13,066	298
Verifone Holdings (1)(2)	5,800	166
Wright Express (1)(2)	3,400	82
		9,137
Office Electronics 0.1%
Zebra Technologies, Class A (1)(2)	4,525	162
		162
Semiconductor & Semiconductor Equipment 2.7%
Actel (1)(2)	4,750	74
Advanced Energy Industries (1)	4,150	71
Aehr Test Systems (1)(2)	5,500	41
Agere Systems (1)	12,537	187
AMIS Holdings (1)(2)	7,400	70
Amkor Technology (1)(2)	15,420	80
Amtech Systems (1)(2)	1,600	11
ANADIGICS (1)(2)	8,095	58
Asyst Technology (1)	7,950	54
Atheros Communications (1)(2)	4,350	79
Atmel (1)(2)	41,390	250
ATMI (1)(2)	2,450	71
Axcelis Technologies (1)(2)	7,730	55
Brooks-Pri Automation (1)(2)	6,016	79
Cabot Microelectronics (1)(2)	1,682	48
Centillium Communications (1)	4,400	9
CEVA (1)(2)	4,000	23
Cirrus Logic (1)	7,540	55
Cognex (2)	2,950	75
Cohu (2)	2,200	39
Conexant Systems (1)(2)	33,447	67
Credence Systems (1)(2)	8,300	24
Cree (1)(2)	5,530	111
Cymer (1)(2)	2,800	123
Cypress Semiconductor (1)(2)	10,450	186
DSP Group (1)	2,790	64
EMCORE (1)(2)	6,300	37
Entegris (1)(2)	11,277	123
Exar (1)	4,850	64
Fairchild Semiconductor, Class A (1)(2)	9,210	172
FEI (1)(2)	2,850	60
Formfactor (1)(2)	3,500	147
FSI International (1)(2)	8,200	47
Genesis Microchip (1)(2)	3,100	36
Hi/fn (1)	4,709	22
Hittite Microwave (1)(2)	3,300	147
Integrated Device Technology (1)(2)	17,659	284
Integrated Silicon Solution (1)(2)	7,300	41
International Rectifier (1)	4,920	171
Intersil Holding, Class A (2)	11,776	289
Intevac (1)(2)	2,500	42
IXYS (1)(2)	4,500	38
Kopin (1)(2)	8,100	27
Kulicke & Soffa (1)(2)	5,260	46
Lam Research (1)(2)	10,220	463
Lattice Semiconductor (1)	11,340	77
LTX (1)(2)	8,450	42
Marvell Technology Group (1)	44,800	868
Mattson Technology (1)(2)	5,043	42
Micrel (1)(2)	7,200	69
Microchip Technology	15,471	502
Microsemi (1)(2)	1,900	36
Mindspeed Technologies (1)(2)	8,950	15
MKS Instruments (1)	4,300	87
MoSys (1)(2)	9,600	65
Nanometrics (1)	2,500	23
Omnivision Technologies (1)(2)	4,830	69
ON Semiconductor (1)(2)	26,260	154
PDF Solutions (1)(2)	2,201	24
Pericom Semiconductor (1)(2)	6,100	59
Photronics (1)(2)	4,060	57
Pixelworks (1)(2)	7,330	22
PLX Technology (1)(2)	4,300	45
Rambus (1)(2)	8,930	156
RF Micro Devices (1)(2)	15,030	114
Rudolph Technologies (1)(2)	2,100	38
Semitool (1)(2)	2,600	27
Semtech (1)(2)	5,500	70
Sigma Designs (1)(2)	4,000	60
Sigmatel (1)(2)	8,635	40
Silicon Laboratories (1)(2)	4,350	135
Silicon Storage Technology (1)(2)	10,590	44
Skyworks Solutions (1)(2)	22,916	119
Spansion, Class A (1)(2)	10,600	177
SRS Labs (1)	2,700	17
Tessera Technologies (1)(2)	3,860	134
Transmeta (1)(2)	14,600	17
Trident Microsystems (1)(2)	5,400	126
TriQuint Semiconductor (1)(2)	16,880	88
Ultratech Stepper (1)(2)	4,300	57
Varian Semiconductor Equipment (1)	4,462	164
Veeco (1)(2)	2,329	47
Virage Logic (1)	21,000	191
Zoran (1)	3,887	62
		8,399
Software 2.3%
Activision (1)(2)	19,933	301
Actuate (1)(2)	10,400	46
Advent Software (1)(2)	2,300	83
Agile Software (1)	3,900	25
Ansoft (1)	2,200	55
Ansys (1)(2)	3,020	133
Aspen Technology (1)(2)	6,000	66
AuthentiDate Holding (1)(2)	4,450	7
BEA Systems (1)	30,572	465
Blackbaud (2)	3,900	86
Borland Software (1)(2)	5,710	33
Bottomline Technologies (1)(2)	2,000	20
Cadence Design Systems (1)(2)	20,017	340
CallWave (1)	4,500	12
Captaris (1)	7,600	45
Catapult Communications (1)(2)	1,100	9
Digimarc (1)(2)	5,700	44
DocuCorp International (1)(2)	2,200	17
Embarcadero (1)	3,900	32
Epicor Software (1)(2)	4,600	60
EPIQ Systems (1)(2)	1,800	26
EPlus (1)	1,500	15
eSpeed, Class A (1)(2)	5,600	52
FactSet Research Systems	3,700	180
Fair Isaac	4,585	168
FalconStor Software (1)(2)	7,800	60
FileNet (1)	2,750	96
Hyperion Solutions (1)	4,025	139
i2 Technologies (1)(2)	1,536	29
Informatica (1)	7,750	105
Interactive Intelligence (1)(2)	3,653	42
Intergraph (1)(2)	2,000	86
Internet Security Systems (1)	4,400	122
InterVoice (1)	3,500	22
Jack Henry & Associates (2)	6,450	140
JDA Software Group (1)(2)	2,300	35
Kronos (1)(2)	2,500	85
Lawson Software (1)(2)	14,500	105
Macrovision (1)(2)	3,210	76
Magma Design Automation (1)(2)	2,550	23
Manhattan Associates (1)(2)	2,360	57
MapInfo (1)(2)	3,675	47
McAfee (1)(2)	12,292	301
Mentor Graphics (1)	6,680	94
MICROS Systems (1)	2,620	128
MicroStrategy (1)(2)	1,106	113
Midway Games (1)(2)	7,679	67
MRO Software (1)	2,800	72
Napster (1)(2)	5,500	23
NAVTEQ (1)	10,100	264
Nuance Communications (1)(2)	14,511	119
Open Solutions (1)(2)	2,200	63
OPNET Technologies (1)	3,000	39
Opsware (1)(2)	10,150	91
Peerless Systems (1)(2)	3,300	11
Pegasystems (2)	5,300	46
Phoenix Technologies (1)	2,100	9
PLATO Learning (1)	6,466	41
Progress Software (1)(2)	3,250	85
Quality Systems (2)	2,000	78
Quest Software (1)(2)	8,670	124
Radiant Systems (1)(2)	3,550	43
Red Hat (1)(2)	13,750	290
Renaissance Learning (2)	2,350	34
Reynolds & Reynolds, Class A	4,700	186
Salesforce.com (1)(2)	9,840	353
SCO Group (1)(2)	7,000	14
Secure Computing (1)(2)	5,090	32
Sonic Solutions (1)(2)	2,700	41
SPSS (1)	1,600	40
Sybase (1)	6,122	148
Synopsys (1)	9,386	185
Take-Two Interactive Software (1)(2)	4,445	63
TeleCommunication Systems (1)(2)	5,800	16
THQ (1)(2)	4,162	121
TIBCO Software (1)(2)	7,780	70
Transaction Systems Architects, Class A (1)	2,900	100
Ulticom (1)	2,900	30
Ultimate Software Group (1)(2)	3,500	82
Verint Systems (1)(2)	2,260	68
WatchGuard Technologies (1)	4,000	17
Wind River Systems (1)	5,546	59
Witness Systems (1)(2)	3,000	53
		7,402

Total Information Technology		41,597

MATERIALS 4.2%

Chemicals 1.8%
A. Schulman (2)	4,350	102
Airgas	6,150	222
Albermarle	3,900	212
Altair Nanotechnologies (1)(2)	8,400	32
American Vanguard (2)	3,466	48
Arch Chemicals	2,690	76
Cabot (2)	3,950	147
Calgon Carbon (1)(2)	4,400	19
Celanese, Series A	11,421	204
CF Industries	5,200	89
Chemtura (2)	17,824	155
Cytec Industries	3,560	198
Ferro	5,560	99
FMC	2,800	179
Georgia Gulf (2)	2,250	62
H.B. Fuller	4,440	104
Huntsman (1)	15,663	285
ICO (1)	5,500	36
Kronos Worldwide (2)	4,020	116
Lesco (1)	2,100	17
Lubrizol	5,000	229
Lyondell Chemical	18,079	459
MacDermid	2,482	81
Minerals Technologies (2)	1,155	62
Mosaic (1)(2)	28,984	490
Nalco Holding (1)(2)	10,363	192
Nanophase Technologies (1)(2)	3,900	23
NL Industries (2)	4,890	49
Olin	5,090	78
OM Group (1)	2,650	116
OMNOVA Solutions (1)(2)	5,700	24
PolyOne (1)(2)	8,030	67
Rockwood Holdings (1)	5,100	102
RPM	9,200	175
Scotts Miracle Gro (2)	4,800	214
Sensient Technologies	3,480	68
Spartech	3,540	95
Symyx Technologies (1)	3,150	67
Terra Industries (1)(2)	8,260	64
Valhi	8,823	205
Valspar	7,700	205
W. R. Grace (1)(2)	6,600	87
Wellman (2)	4,300	17
Westlake Chemical (2)	5,121	164
		5,735
Construction Materials 0.3%
Eagle Materials (2)	3,870	130
Florida Rock Industries (2)	4,462	173
Headwaters (1)(2)	3,500	82
Martin Marietta Materials	3,300	279
Texas Industries (2)	1,580	82
US Concrete (1)(2)	3,700	24
		770
Containers & Packaging 0.5%
Aptargroup	2,380	121
Caraustar (1)(2)	3,850	31
Chesapeake Corporation	1,060	15
Crown Cork & Seal (1)	12,550	233
Graphic Packaging (1)(2)	15,513	57
Greif Brothers	1,450	116
Myers Industries (2)	4,215	72
Owens-Illinois (1)	11,372	175
Packaging Corporation of America	6,055	141
Rock-Tenn, Class A	2,690	53
Silgan Holdings (2)	3,060	115
Smurfit-Stone Container (1)(2)	16,893	189
Sonoco Products	6,287	212
		1,530
Metals & Mining 1.5%
AK Steel (1)(2)	9,784	119
AMCOL International (2)	3,150	78
Carpenter Technology (2)	2,100	226
Century Aluminum (1)(2)	3,043	102
Chaparral Steel (1)	2,760	94
Cleveland-Cliffs (2)	3,800	145
Coeur d'Alene Mines (1)(2)	24,000	113
Commercial Metals	10,100	205
Compass Minerals	3,900	110
Gibraltar Industries	2,825	63
Glamis Gold (1)(2)	12,703	501
Hecla Mining (1)(2)	9,850	57
Meridian Gold (1)(2)	7,444	185
NN	3,300	39
Northwest Pipe (1)	1,400	42
Oregon Steel Mills (1)	3,300	161
Quanex (2)	2,940	89
Reliance Steel & Aluminum	5,700	183
Royal Gold (2)	1,550	42
Ryerson Tull (2)	3,000	66
Schnitzer Steel, Class A	2,475	78
Southern Copper (2)	11,200	1,036
Steel Dynamics (2)	4,732	239
Steel Technologies	1,400	27
Stillwater Mining (1)(2)	8,516	72
Synalloy (1)	2,200	31
Titanium Metals (1)(2)	13,100	331
U.S. Gold (1)(2)	7,200	35
Universal Stainless & Alloy Products (1)(2)	1,800	41
Worthington Industries (2)	6,163	105
		4,615
Paper & Forest Products 0.1%
Bowater	3,150	65
Buckeye Technologies (1)	3,800	32
Deltic Timber (2)	900	43
Maxxam (1)	1,500	41
P. H. Glatfelter (2)	3,000	41
Pope & Talbot (1)(2)	2,700	16
Schweitzer Mauduit (2)	1,330	25
Wausau Paper (2)	3,200	43
		306

Total Materials		12,956
TELECOMMUNICATION SERVICES 1.9%

Diversified Telecommunication Services 0.6%
Alaska Communications Systems (2)	6,100	81
Broadwing (1)(2)	9,454	119
Cincinnati Bell (1)	26,468	128
Commonwealth Telephone Enterprises (2)	2,300	95
Covad Communications Group (1)(2)	15,262	23
CT Communications (2)	1,900	41
D&E Communications	3,609	45
General Communications, Class A (1)(2)	5,870	73
Global Crossing (1)(2)	3,100	64
Hickory Technology	8,000	56
IDT, Class B (1)(2)	8,229	119
Level 3 Communications (1)(2)	88,430	473
Neustar, Class A (1)(2)	4,700	130
North Pittsburgh Systems (2)	2,182	55
Ntelos (1)	4,200	54
Premiere Global Services (1)	4,640	40
Shenandoah Telecomm (2)	700	30
SureWest Communications (2)	1,350	26
Time Warner Telecom, Class A (1)(2)	9,710	185
Warwick Valley Telephone	2,000	40
Windstream (1)(2)	7,393	97
		1,974
Wireless Telecommunication Services 1.3%
@Road (1)(2)	9,850	57
American Tower Systems, Class A (1)(2)	32,738	1,195
Centennial Communications (2)	7,590	40
Crown Castle International (1)(2)	18,381	648
Dobson Communications, Class A (1)(2)	14,300	100
Leap Wireless International (1)	4,000	194
NII Holdings, Class B (1)(2)	11,134	692
Price Communications (1)	3,500	68
Rural Cellular, Class A (1)	1,700	16
SBA Communications (1)(2)	8,900	217
SkyTerra Communications (1)	1,200	18
SunCom Wireless (1)(2)	11,650	11
Syniverse (1)	5,202	78
Telephone & Data Systems	8,190	345
U. S. Cellular (1)(2)	6,793	406
Wireless Facilities (1)(2)	6,450	14
		4,099

Total Telecommunication Services		6,073
UTILITIES 3.6%

Electric Utilities 1.0%
ALLETE	2,082	91
Central Vermont Public Service	2,500	55
Cleco (2)	4,100	104
DPL (2)	8,642	234
DQE (2)	4,800	94
El Paso Electric (1)	3,100	69
Empire District Electronics	4,160	93
Great Plains Energy (2)	4,633	144
Hawaiian Electric Industries (2)	5,000	135
IdaCorp	2,610	99
ITC Holdings	3,200	100
Madison Gas and Electric (2)	3,000	97
Northeast Utilities (2)	11,500	268
Otter Tail	2,850	83
Portland General Electric (2)	5,500	134
Potomac Electric Power	13,603	329
Reliant Resources (1)(2)	23,544	290
Sierra Pacific Resources (1)(2)	14,800	212
Unisource Energy (2)	2,450	82
United Illuminating	2,933	110
Unitil	3,300	80
Westar Energy (2)	5,650	133
		3,036
Gas Utilities 1.1%
AGL Resources (2)	5,350	195
Atmos Energy (2)	7,660	219
Cascade Natural Gas (2)	2,800	73
Energen	5,320	223
EnergySouth (2)	2,250	76
Equitable Resources	9,860	345
Laclede Gas (2)	2,510	80
National Fuel Gas Company (2)	7,130	259
New Jersey Resources (2)	1,550	76
Northwest Natural Gas (2)	1,190	47
ONEOK	9,972	377
Piedmont Natural Gas Company (2)	4,300	109
Questar	6,650	544
RGC Resources	2,000	52
SEMCO Energy (1)(2)	5,900	33
South Jersey Industries (2)	3,720	111
Southern Union	9,002	238
Southwest Gas (2)	2,380	79
UGI	7,660	187
Washington Gas Light	3,700	116
		3,439
Independent Power Producers & Energy Traders 0.4%
Black Hills (2)	3,940	132
Mirant (1)	20,900	571
NRG Energy (1)(2)	10,900	494
Ormat Technologies (2)	3,200	105
		1,302
Multi-Utilities 1.0%
Alliant (2)	8,248	295
Aquila (1)(2)	26,663	116
Avista (2)	4,090	97
CH Energy Group (2)	2,350	121
Energy East (2)	9,450	224
Florida Public Utilities	4,649	64
MDU Resources Group	13,791	308
NSTAR	7,374	246
OGE Energy (2)	8,150	294
PNM Resources (2)	4,119	114
Puget Energy	7,848	178
SCANA	8,740	352
Vectren	5,149	138
Wisconsin Energy	7,770	335
WPS Resources	3,100	154
		3,036
Water Utilities 0.1%
Aqua America (2)	9,146	201
BIW	3,400	55
California Water Service (2)	2,100	77
Connecticut Water Service	2,150	47
Pennichuck	1,866	35
		415
Total Utilities		11,228
Total Common Stocks (Cost $243,031)		297,924
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.0%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	12,299,574	12,300
		12,300
U.S. Government Agency Obligations 0.2%
U. S. Treasury Bills, 4.742%, 11/2/06 (5)	750,000	747
		747
Total Short-Term Investments (Cost $13,047)		13,047
SECURITIES LENDING COLLATERAL 23.7%
MONEY MARKET TRUST 23.7%
State Street Bank and Trust Company of Hew Hampshire N.A.
Securities Lending Quality Trust units, 5.251% (3)	73,827,365	73,827
Total Securities Lending Collateral (Cost $73,827)		73,827
Total Investments in Securities
123.4% of Net Assets (Cost $329,905)		$384,798

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2006 - see Note 2
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2006.
REIT	Real Estate Investment Trust

Open Futures Contracts at September 30, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 125 Russell Mini 2000 Index
contracts, $411 par of 4.742% U.S.
Treasury Bills pledged as initial margin	12/06	$9,151	$222
Long, 27 S&P 500 Index contracts
$104 par of 4.742% U.S. Treasury Bills
pledged as initial margin	12/06	1,816	35
Long, 26 S&P Midcap Mini 400 contracts
$85 par of 4.742% U.S. Treasury Bills
pledged as initial margin	12/06	1,978	22
Net payments (receipts) of variation
margin to date			(411)
Variation margin receivable (payable)
on open futures contracts			$(132)

The accompanying notes are an integral part of this Portolio of Investments.

T. Rowe Price Extended Equity Market Index Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index©, as represented by the Wilshire 4500 Completion Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2006, the value of loaned securities was $71,490,000; aggregate collateral consisted of $73,827,000 in the money market pooled trust and U.S. government securities valued at $15,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $329,905,000. Net unrealized gain aggregated $55,172,000 at period-end, of which $78,584,000 related to appreciated investments and $23,412,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $381,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2006, was $12,300,000 and $935,000, respectively.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 96.4%

CONSUMER DISCRETIONARY 11.6%

Auto Components 0.2%
American Axle & Manufacturing Holdings (1)	2,300	38
Arvinmeritor (1)	2,400	34
Bandag (1)	800	33
Borg-Warner	1,400	80
Cooper Tire (1)	2,500	25
Gentex (1)	4,400	63
Goodyear Tire & Rubber (1)(2)	5,300	77
Johnson Controls	4,600	330
Lear (1)	2,600	54
Modine Manufacturing	1,300	32
Proliance International (1)(2)	6,553	30
Standard Motor Products	4,700	56
TRW (2)	3,100	75
Visteon (2)	6,186	50
		977
Automobiles 0.3%
Fleetwood (1)(2)	3,800	26
Ford Motor (1)	46,461	376
GM (1)	14,952	497
Harley-Davidson	7,000	439
Thor Industries (1)	1,800	74
Winnebago (1)	1,400	44
		1,456
Distributors 0.1%
Genuine Parts	4,300	185
Handleman (1)	2,200	17
Infosonics (1)(2)	5,800	35
		237
Diversified Consumer Services 0.3%
Apollo Group, Class A (2)	4,225	208
Bright Horizons Family Solutions (1)(2)	1,600	67
Career Education (2)	2,400	54
Corinthian Colleges (1)(2)	3,600	39
Devry (2)	1,700	36
H&R Block	7,800	170
ITT Educational Services (2)	1,400	93
Laureate (2)	1,468	70
Matthews International (1)	1,300	48
Regis (1)	1,200	43
Service Corporation International	8,800	82
ServiceMaster (1)	6,700	75
Sotheby's, Class A	2,552	82
Stewart Enterprises, Class A (1)	6,400	38
Strayer Education (1)	300	32
Weight Watchers (1)	2,500	111
		1,248
Hotels, Restaurants & Leisure 2.0%
Applebee's (1)	2,637	57
Bob Evans Farms	1,700	51
Boyd Gaming (1)	2,700	104
Brinker	2,550	102
Carnival	15,100	710
CEC Entertainment (2)	1,300	41
Choice Hotels International	3,100	127
Cracker Barrel (1)	1,100	44
Darden Restaurants	4,300	183
Gaylord Entertainment (2)	1,500	66
Harrah's Entertainment	4,590	305
Hilton	9,672	269
International Game Technology	8,100	336
International Speedway, Class A	1,600	80
Jack In The Box (2)	1,700	89
Krispy Kreme (1)(2)	3,000	24
Landry's Seafood Restaurant (1)	1,100	33
Las Vegas Sands (2)	9,200	629
Lone Star Steakhouse & Saloon	2,200	61
Marriott, Class A	11,000	425
McDonald's	30,800	1,205
MGM Mirage (1)(2)	7,600	300
MTR Gaming Group (2)	3,000	28
Multimedia Games (1)(2)	2,500	23
Orient-Express, Class A	2,100	78
OSI Restaurant Partners	1,900	60
Panera Bread, Class A (1)(2)	1,200	70
Papa John's International (1)(2)	2,000	72
PF Chang's China Bistro (1)(2)	1,100	38
Rare Hospitality International (2)	1,400	43
Royal Caribbean Cruises (1)	4,800	186
Ruby Tuesday (1)	2,200	62
Ryan's Restaurant Group (2)	3,500	56
Six Flags (1)(2)	5,100	27
Sonic (2)	2,700	61
Speedway Motorsports	1,200	44
Starbucks (2)	19,100	650
Starwood Hotels & Resorts Worldwide	6,200	355
Station Casinos (1)	2,000	116
The Cheesecake Factory (1)(2)	2,300	63
Triarc, Class B (1)	4,000	60
Vail Resorts (2)	1,800	72
Wendy's	2,700	181
WMS Industries (1)(2)	3,800	111
Wyndham Worldwide (2)	4,930	138
Wynn Resorts (1)(2)	3,000	204
Yum! Brands	7,400	385
		8,424
Household Durables 0.9%
American Greetings, Class A (1)	1,500	35
Black & Decker	2,000	159
Blyth Industries	1,500	36
Cavco Industries (2)	1,940	61
Centex (1)	3,300	174
Champion Enterprises (2)	4,500	31
D. R. Horton	8,160	195
Ethan Allen Interiors (1)	1,400	49
Fortune Brands	3,700	278
Furniture Brands International (1)	2,900	55
Garmin (1)	5,200	254
Harman International	1,700	142
Helen of Troy Limited (1)(2)	1,300	23
Hovnanian Enterprises (1)(2)	2,100	62
Jarden (1)(2)	2,000	66
KB Home (1)	2,500	110
Kimball International, Class B (1)	2,400	46
La-Z-Boy (1)	2,600	36
Leggett & Platt	4,400	110
Lennar, Class A	4,200	190
Levitt, Class A (1)	3,075	36
MDC Holdings (1)	1,145	53
Meritage (1)(2)	1,100	46
Mohawk Industries (1)(2)	1,531	114
Newell Rubbermaid	7,676	217
NVR (1)(2)	180	96
Pulte	6,600	210
Russ Berrie (1)(2)	2,900	44
Ryland Group (1)	1,500	65
Skyline	900	34
Snap-On	1,400	62
Standard Pacific (1)	2,500	59
Stanley Furniture (1)	1,200	26
Stanley Works	2,200	110
Syntax-Brillian (1)(2)	5,950	28
Toll Brothers (1)(2)	4,300	121
Tupperware Brands	3,100	60
Whirlpool (1)	1,822	153
		3,646
Internet & Catalog Retail 0.3%
Amazon.com (1)(2)	10,600	340
Blue Nile (1)(2)	1,400	51
Expedia (2)	9,924	156
Liberty Media Interactive, Class A (2)	17,000	346
Netflix (1)(2)	2,500	57
Petmedexpress.com (2)	2,500	26
priceline.com (1)(2)	1,850	68
ValueVision International (2)	3,200	37
		1,081
Leisure Equipment & Products 0.2%
Arctic Cat (1)	1,900	32
Brunswick (1)	2,000	62
Callaway Golf	2,800	37
Eastman Kodak (1)	7,500	168
Hasbro	4,000	91
K2 (2)	2,834	33
MarineMax (1)(2)	900	23
Marvel Entertainment (1)(2)	3,300	80
Mattel	10,700	211
Nautilus Group (1)	1,475	20
Oakley (1)	2,900	49
Polaris Industries (1)	1,100	45
Pool (1)	2,305	89
		940
Media 3.6%
ADVO (1)	1,450	41
Arbitron (1)	680	25
Belo Corporation, Class A	1,900	30
Cablevision Systems, Class A (2)	6,900	157
Catalina Marketing	1,200	33
CBS, Class B	21,429	604
Citadel Broadcasting (1)	3,100	29
Clear Channel Communications (1)	13,401	387
Clear Channel Outdoor, Class A (1)(2)	9,300	190
Comcast, Special Class A (2)	52,494	1,934
Cox Radio, Class A (1)(2)	2,200	34
Cumulus Media, Class A (1)(2)	2,306	22
DIRECTV (2)	31,750	625
Discovery Holding, Series A (1)(2)	6,800	98
Disney	54,140	1,673
Dow Jones (1)	1,700	57
Dreamworks Animation, Class A (1)(2)	3,000	75
EchoStar Communications, Class A (2)	10,800	354
Emmis Communications (1)(2)	1,200	15
Entercom Communications (1)	1,200	30
Entravision Communications, Class A (2)	5,600	42
Gannett	5,900	335
Gemstar TV Guide (2)	10,100	34
Getty Images (1)(2)	1,600	79
Gray Communications Systems	3,300	21
Harte-Hanks	1,900	50
Hearst-Argyle Television	1,700	39
Interactive Data (2)	2,900	58
Interpublic Group (1)(2)	9,912	98
John Wiley & Sons	1,900	68
Journal Register	2,800	16
Lamar Advertising (1)(2)	2,300	123
Lee Enterprises (1)	1,100	28
Liberty Global (1)(2)	11,307	291
Liberty Media Capital, Class A (2)	3,400	284
Live Nation (2)	1,675	34
McClatchy	1,916	81
McGraw-Hill	8,800	511
Media General, Class A	700	26
Mediacom Communications (2)	7,200	51
Meredith	1,100	54
New York Times, Class A (1)	3,400	78
News Corporation, Class A	55,584	1,092
News Corporation, Class B (1)	33,100	683
Nexstar Broadcasting (2)	7,000	28
NTL	8,350	212
Omnicom	4,500	421
Primedia (1)(2)	13,700	21
R.H. Donnelley (1)	1,840	97
Radio One (1)(2)	5,800	36
Reader's Digest (1)	3,800	49
Regal Entertainment Group, Class A (1)	5,200	103
Regent Communications (1)(2)	6,500	25
Scholastic (2)	1,100	34
Scripps, Class A	3,800	182
Sirius Satellite Radio (1)(2)	32,400	127
Spanish Broadcasting, Class A (1)(2)	3,000	13
Sun-Times Media Group (1)	3,900	26
Time Warner	108,320	1,975
TiVo (2)	7,700	58
Tribune (1)	7,422	243
Triple Crown Media (2)	1,830	13
Univision Communications, Class A (2)	7,640	262
Valassis Communications (2)	1,700	30
Viacom, Class B (2)	18,629	693
Washington Post, Class B	220	162
Westwood One	2,200	16
WPP Group ADR (1)	481	30
XM Satellite Radio Holdings, Class A (1)(2)	6,200	80
		15,525
Multiline Retail 1.0%
99 Cents Only Stores (1)(2)	1,600	19
Big Lots (1)(2)	3,700	73
Conns (1)(2)	1,000	21
Dillards, Class A (1)	2,200	72
Dollar General (1)	8,450	115
Dollar Tree Stores (2)	2,500	77
Family Dollar Stores	4,500	132
Federated Department Stores	13,566	586
J.C. Penney	6,200	424
Kohl's (2)	8,200	532
Nordstrom	6,800	288
Saks	3,675	64
Sears Holding (2)	3,831	606
Target	21,400	1,182
Tuesday Morning (1)	1,800	25
		4,216
Specialty Retail 2.2%
Abercrombie & Fitch	2,216	154
Advance Auto Parts	2,350	77
American Eagle Outfitters	4,300	188
AnnTaylor Stores (2)	2,300	96
Autonation (2)	6,300	132
AutoZone (2)	1,900	196
Barnes & Noble	1,600	61
Bed Bath & Beyond (2)	7,500	287
Best Buy	11,850	635
Blockbuster, Class A (1)(2)	6,600	25
Borders Group (1)	2,700	55
CarMax (1)(2)	3,129	131
Charming Shoppes (2)	4,000	57
Chico's (2)	5,200	112
Christopher & Banks	1,700	50
Circuit City (1)	4,800	121
Claire's Stores	2,600	76
Cost Plus (1)(2)	900	11
Deb Shops	1,400	36
Dick's Sporting Goods (1)(2)	1,200	55
Foot Locker	4,300	109
Franklin Covey (1)(2)	9,500	52
GameStop, Class A (1)(2)	2,251	104
GameStop, Class B (2)	934	42
GAP	21,550	408
Genesco (1)(2)	900	31
Group One Automotive	1,600	80
Guitar Center (1)(2)	800	36
Hibbett Sporting Goods (2)	2,362	62
Home Depot	50,850	1,844
Hot Topic (1)(2)	2,350	26
Lowes	37,200	1,044
Men's Wearhouse	1,500	56
Michaels Stores	3,700	161
O'Reilly Automotive (2)	2,900	96
Office Depot (2)	8,400	334
OfficeMax	2,022	82
Pacific Sunwear (1)(2)	2,325	35
Payless Shoesource (2)	2,806	70
Pep Boys (1)	1,700	22
Petco (2)	1,700	49
PETsMART	4,100	114
Pier 1 Imports (1)	3,100	23
RadioShack (1)	3,700	71
Rent-A-Center (2)	2,200	64
Ross Stores	3,800	97
Select Comfort (1)(2)	2,850	62
Sherwin-Williams	3,300	184
Shoe Pavilion (2)	5,600	41
Staples	17,575	428
Talbots (1)	1,900	52
The Children's Place (1)(2)	800	51
The Limited	10,755	285
Tiffany	3,300	110
TJX	11,600	325
Tween Brands (1)(2)	1,657	62
United Retail Group (2)	1,800	33
Urban Outfitters (1)(2)	4,600	81
West Marine (1)(2)	1,300	18
Williams-Sonoma	2,700	87
Zale (1)(2)	1,600	44
Zumiez (1)(2)	900	24
		9,554
Textiles, Apparel & Luxury Goods 0.5%
Coach (2)	9,800	337
Columbia Sportswear (1)(2)	1,500	84
Deckers Outdoor (1)(2)	1,300	61
Fossil (1)(2)	2,200	47
Hanesbrands (2)	2,500	56
Iconix Brand Group (1)(2)	3,400	55
Jones Apparel Group	3,500	114
K-Swiss, Class A (1)	2,000	60
Kellwood (1)	1,800	52
Liz Claiborne	2,800	111
Movado Group (1)	2,000	51
Nike, Class B	6,700	587
Orange 21 (1)(2)	7,300	36
Polo Ralph Lauren	2,700	175
Quiksilver (1)(2)	5,400	66
Rocky Brands (1)(2)	2,100	25
Timberland, Class A (2)	2,100	60
Unifi (2)	7,500	18
V. F.	3,100	226
		2,221

Total Consumer Discretionary		49,525
CONSUMER STAPLES 8.4%

Beverages 1.7%
Anheuser-Busch	19,100	908
Brown-Forman, Class B	2,800	215
Coca-Cola	58,800	2,627
Coca-Cola Enterprises	10,900	227
Constellation Brands, Class A (2)	5,400	155
Hansen Natural (1)(2)	2,800	91
Molson Coors Brewing, Class B	1,900	131
Pepsi Bottling Group	6,600	234
PepsiAmericas	4,500	96
PepsiCo	40,270	2,628
		7,312
Food & Staples Retailing 2.2%
BJ's Wholesale Club (2)	2,000	58
Costco Wholesale	11,200	556
CVS	19,300	620
Great Atlantic & Pacific Tea (1)	2,100	51
Kroger	16,100	373
Longs Drug Stores	1,200	55
Pantry (1)(2)	1,400	79
Performance Food Group (1)(2)	2,100	59
Rite Aid (1)(2)	14,500	66
Ruddick	1,700	44
Safeway	10,100	306
Supervalu	4,099	122
Sysco	15,100	505
Topps (1)	4,300	38
United Natural Foods (1)(2)	2,200	68
Wal-Mart	103,500	5,105
Walgreen	24,100	1,070
Weis Markets (1)	1,500	60
Whole Foods Market	3,100	184
		9,419
Food Products 1.6%
Alico (1)	1,000	59
American Italian Pasta, Class A (1)(2)	3,600	28
Archer-Daniels-Midland	16,572	628
Bunge Limited (1)	2,900	168
Campbell Soup	10,500	383
ConAgra	12,308	301
Corn Products International (1)	2,800	91
Dean Foods (2)	3,379	142
Del Monte Foods	6,811	71
Delta Pine & Land	2,100	85
Flowers Foods	2,677	72
Fresh Del Monte Produce (1)	2,100	37
General Mills	8,900	504
Hain Celestial Group (1)(2)	2,100	54
Heinz	7,500	314
Hershey Foods	6,400	342
Hormel Foods	3,900	140
J.M. Smucker	1,816	87
Kellogg	10,100	500
Kraft Foods, Class A (1)	41,200	1,469
Lancaster Colony	1,200	54
Lance	2,000	44
McCormick	4,100	156
Pilgrim's Pride (1)	1,700	47
Sara Lee	20,000	321
Smithfield Foods (2)	2,400	65
Tasty Baking (1)	5,200	47
Tootsie Roll Industries (1)	1,797	53
Treehouse Foods (2)	1,375	33
Tyson Foods, Class A (1)	8,154	129
Wrigley	8,750	403
		6,827
Household Products 1.6%
Clorox	3,900	246
Colgate-Palmolive	12,700	788
Energizer (2)	2,000	144
Kimberly-Clark	11,200	732
Procter & Gamble	80,412	4,984
		6,894
Personal Products 0.2%
Alberto Culver, Class B	2,500	127
Avon	11,300	346
Chattem (1)(2)	1,000	35
Elizabeth Arden (1)(2)	1,600	26
Estee Lauder, Class A	4,900	198
NBTY (2)	2,000	59
Playtex Products (1)(2)	5,400	72
		863
Tobacco 1.1%
Alliance One International (1)(2)	6,800	28
Altria Group	50,500	3,866
Reynolds American (1)	7,266	450
Universal Corporation	1,200	44
UST (1)	4,100	225
Vector Group (1)	4,457	72
		4,685

Total Consumer Staples		36,000
ENERGY 8.2%

Energy Equipment & Services 1.8%
Allis-Chalmers Energy (1)(2)	2,200	32
Atwood Oceanics (2)	1,400	63
Baker Hughes	8,100	552
BJ Services	8,200	247
Bristow Group (1)(2)	1,200	41
Cameron International (2)	3,200	155
Carbo Ceramics (1)	1,200	43
Diamond Offshore Drilling (1)	3,100	224
ENSCO International	3,700	162
FMC Technologies (2)	1,987	107
Global Industries (1)(2)	4,700	73
GlobalSantaFe	6,596	330
Grant Prideco (2)	3,500	133
Halliburton	24,800	706
Hanover Compressor (1)(2)	3,100	57
Helmerich & Payne	3,200	74
Input/Output (1)(2)	5,500	55
Nabors Industries (2)	7,360	219
National Oilwell Varco (2)	4,484	263
Newpark Resources (1)(2)	4,300	23
Noble Drilling	3,200	205
Oceaneering International (2)	2,400	74
Parker Drilling (1)(2)	6,800	48
Patterson-UTI Energy	4,600	109
Pride International (2)	4,300	118
Rowan	3,100	98
Schlumberger	28,444	1,764
Smith International	5,000	194
Sulphco (1)(2)	5,600	35
Superior Energy (2)	2,900	76
TETRA Technologies (2)	3,150	76
Tidewater	1,300	57
Todco (1)(2)	2,400	83
Transocean (2)	8,125	595
Unit (2)	1,700	78
Universal Compression Holdings (2)	1,400	75
Veritas DGC (2)	1,700	112
W-H Energy Services (2)	1,800	75
Weatherford International (2)	8,200	342
		7,773
Oil, Gas & Consumable Fuels 6.4%
Anadarko Petroleum	11,658	511
Apache	7,986	505
Arch Coal (1)	3,892	112
Arena Resources (1)(2)	2,800	90
Arlington Tankers (1)	3,400	77
Atlas America (2)	2,400	102
Bill Barrett (1)(2)	1,900	47
BP Prudhoe Bay Royalty Trust (1)	2,400	176
Cabot Oil & Gas	1,950	93
Callon Petroleum (2)	3,200	43
Chesapeake Energy (1)	10,208	296
Chevron	54,633	3,543
Cimarex Energy (1)	2,544	90
CNX Gas (2)	3,700	86
ConocoPhillips	41,749	2,485
CONSOL Energy	5,200	165
Cross TImbers Royalty Trust (1)	2,928	136
Crosstex Energy (1)	1,600	143
Denbury Resources (2)	3,600	104
Devon Energy	11,532	728
El Paso Corporation (1)	19,944	272
Encore Acquisition (2)	2,600	63
Energy Partners (1)(2)	2,200	54
EOG Resources	6,200	403
Evergreen Energy (2)	5,100	54
ExxonMobil	150,262	10,083
Fieldpoint Petroleum (1)(2)	7,700	22
Forest Oil (1)(2)	1,700	54
Foundation Coal Holdings	1,900	61
Frontier Oil	5,100	136
General Maritime (1)	1,800	66
GMX Resources (1)(2)	2,000	63
Helix Energy Solutions Group (1)(2)	2,610	87
Hess	4,200	174
Houston Exploration (1)(2)	1,200	66
Hugoton Royalty Trust (1)	2,733	72
Kinder Morgan	4,300	451
Marathon Oil	6,854	527
Mariner Energy (2)	3,333	61
Massey (1)	2,300	48
Murphy Oil	5,800	276
Newfield Exploration (2)	3,600	139
Noble Energy	4,800	219
Occidental Petroleum	21,100	1,015
Peabody Energy	7,100	261
Penn Virginia	1,000	63
Petroleum Development (2)	1,900	76
Pioneer Natural Resources	3,300	129
Plains Exploration & Production (2)	2,900	124
Pogo Producing (1)	1,900	78
Quicksilver Resources (1)(2)	2,750	88
Southwestern Energy (2)	5,100	152
Stone Energy (2)	1,200	49
Sunoco	4,200	261
Syntroleum (1)(2)	6,600	32
Tesoro Petroleum	2,600	151
Transmeridian Exploration (1)(2)	11,800	47
Ultra Petroleum (2)	4,800	231
Valero Energy	16,314	840
Whiting Petroleum (2)	1,500	60
Williams Companies	16,385	391
World Fuel Services (1)	2,400	97
XTO Energy	8,942	377
		27,505

Total Energy		35,278
FINANCIALS 21.9%

Capital Markets 3.1%
A.G. Edwards	2,500	133
Affiliated Managers Group (1)(2)	1,150	115
Ameriprise Financial	5,900	277
Bank of New York	17,900	631
Bear Stearns	2,927	410
Blackrock	1,600	238
Charles Schwab	32,706	585
Cohen & Steers (1)	2,700	87
E*TRADE Financial (2)	10,900	261
Eaton Vance	3,500	101
Federated Investors, Class B	2,750	93
Franklin Resources	6,900	730
Goldman Sachs	11,360	1,922
Greenhill (1)	1,300	87
Investment Technology Group (2)	2,300	103
Investors Financial Services (1)	1,800	78
Janus Capital Group	5,400	107
Jefferies Group	3,400	97
Knight Capital Group (2)	5,900	107
LaBranche & Company (1)(2)	3,900	40
Lazard (1)	900	36
Legg Mason	2,950	298
Lehman Brothers	13,268	980
Mellon Financial	9,100	356
Merrill Lynch	22,000	1,721
Morgan Stanley	26,400	1,925
Northern Trust	5,700	333
Nuveen Investments (1)	2,600	133
Piper Jaffray (2)	1,215	74
Raymond James Financial	3,225	94
SEI	2,600	146
State Street	7,900	493
Stifel Financial (1)(2)	2,000	63
TD Ameritrade Holding	16,000	302
Waddell & Reed Financial, Class A	2,951	73
Westwood Holdings Group	4,100	82
		13,311
Commercial Banks 4.1%
1st Source (1)	2,013	59
Amcore Financial	1,200	36
AmSouth	8,767	255
Associated Banc Corporation	3,767	122
BanCorpSouth	2,700	75
Bank of Hawaii	1,600	77
Bank of the Ozarks (1)	1,700	58
BB&T	14,112	618
BOK Financial	1,615	85
Boston Private Financial (1)	1,300	36
BWC Financial	1,315	55
Capital Corp of the West (1)	1,800	56
Capitol Bancorp Limited	1,247	55
Chittenden	1,068	31
Citizens Banking (1)	1,000	26
City National	1,100	74
Colonial BancGroup	3,200	78
Comerica	4,000	228
Commerce Bancshares (1)	1,585	80
Community Banks (1)	2,957	79
Community Bankshares of Indiana	1,340	30
Community Capital	2,000	43
Compass Bancshares	2,800	160
Cullen/Frost Bankers	1,200	69
CVB Financial (1)	3,490	52
East West Bancorp	2,200	87
Fidelity Southern	3,100	57
Fifth Third Bancorp (1)	13,609	518
First Charter	1,200	29
First Financial Bancorp (1)	2,770	44
First Horizon National (1)	2,800	106
First M & F Corporation	3,800	69
First Merchants (1)	1,630	39
First Midwest Bancorp	1,950	74
FirstBank Puerto Rico	4,900	54
FirstMerit (1)	2,000	46
FNB (1)	2,492	42
Frontier Financial (1)	1,800	47
Fulton Financial (1)	3,974	64
German American Bancorp	5,574	79
Greater Bay Bancorp	2,200	62
Hancock Holding	1,300	70
Horizon Financial (1)	2,300	69
Huntington Bancshares	5,366	128
IBERIABANK (1)	750	46
Integra Bank (1)	1,671	42
International Bancshares (1)	2,666	79
KeyCorp	9,400	352
M & T Bank (1)	2,700	324
Marshall & Ilsley (1)	6,493	313
Mercantile Bankshares	2,550	92
Merrill Merchants Bancorp (1)	3,062	74
Metrocorp Bancshares (1)	3,300	75
Mid-State Bancshares (1)	1,700	47
Midwest Banc Holdings (1)	1,700	42
National City	14,688	538
NBT Bancorp (1)	1,400	33
North Fork Bancorporation	11,718	336
Old National Bancorp (1)	2,112	40
Omega Financial (1)	1,800	54
Oriental Financial Group	4,427	53
Pacific Capital Bancorp	1,710	46
Park National (1)	415	42
Peoples Bancorp (1)	1,745	51
Peoples Financial	2,500	64
PNC Financial Services Group	7,100	514
Popular (1)	7,000	136
Prosperity Bancshares (1)	2,200	75
Provident Bankshares (1)	1,599	59
R&G Financial, Class B	6,000	45
Regions Financial	11,366	418
Renasant (1)	2,475	69
Republic Bancorp (1)	3,846	51
S&T Bancorp (1)	1,100	36
Sandy Spring Bancorp (1)	900	32
Santander Bancorp (1)	1,703	32
Signature Bank (2)	1,300	40
Sky Financial	3,133	78
South Financial Group	1,965	51
Southwest Bancorp of Oklahoma	1,800	46
Sterling Bancshares	1,750	35
SunTrust	8,870	685
Susquehanna Bancshares	2,000	49
SVB Financial Group (2)	900	40
Synovus Financial	7,700	226
TCF Financial (1)	4,200	110
TD Banknorth (1)	5,967	172
Texas Capital Bancshares (1)(2)	1,700	32
Texas Regional Bancshares, Class A	1,888	73
The Savannah Bancorp (1)	1,750	58
Toronto Dominion Bank (1)	835	49
Trustmark	1,500	47
U.S. Bancorp	43,955	1,460
U.S.B. Holding Company (1)	1,732	38
UCBH Holdings (1)	3,400	59
UMB Financial	996	36
UnionBancal	3,300	201
United Bankshares (1)	900	34
Unity Bancorp	4,009	61
Valley National Bancorp (1)	3,094	79
Wachovia	38,960	2,174
Wells Fargo	82,304	2,978
WesBanco (1)	1,100	32
WestAmerica (1)	1,100	56
Whitney Holding	2,125	76
Wilmington Trust	1,500	67
Wintrust Financial (1)	1,050	53
Zions Bancorp	2,901	232
		17,858
Consumer Finance 0.8%
Advance America Cash Advance Centers	3,500	51
Advanta, Class A	2,155	73
American Express	29,900	1,677
AmeriCredit (1)(2)	4,100	102
Capital One Financial	7,528	592
CompuCredit (1)(2)	2,100	63
SLM Corporation	10,600	551
Student Loan (1)	700	135
United Paname Financial (2)	2,100	33
World Acceptance (2)	1,300	57
		3,334
Diversified Financial Services 4.3%
Bank of America	112,967	6,052
CBOT Holdings, Class A (1)(2)	2,700	326
Chicago Mercantile Exchange Holdings	930	445
CIT Group	5,200	253
Citigroup	122,314	6,075
IntercontinentalExchange (2)	1,500	113
J.P. Morgan Chase	85,977	4,037
Leucadia National (1)	5,962	156
Moody's	7,200	471
Nasdaq Stock Market (1)(2)	3,300	100
NYSE Group (1)(2)	3,900	291
		18,319
Insurance 5.3%
21st Century Insurance Group (1)	4,200	63
ACE Limited	7,600	416
AFLAC	11,700	535
Alfa (1)	2,500	43
Alleghany (1)	208	60
Allied World Assurance Holdings (1)(2)	1,500	61
Allstate	16,700	1,048
Ambac	2,550	211
American Financial Group	1,500	70
American International Group	64,718	4,288
American National Insurance	1,000	116
AmerUs Life	900	61
Aon	7,950	269
Arch Capital Group (2)	2,300	146
Arthur J. Gallagher (1)	2,000	53
Aspen Insurance Holdings (1)	3,200	83
Assurant	3,300	176
Axis Capital Holdings	3,800	132
Berkshire Hathaway, Class A (2)	38	3,640
Bristol West Holdings	2,400	35
Brown & Brown	3,800	116
Chubb	9,400	488
Cincinnati Financial	3,969	191
CNA Financial (1)(2)	5,900	213
Commerce Group	2,200	66
Conseco (2)	3,500	73
Delphi Financial, Class A	1,575	63
Erie Indemnity, Class A (1)	1,800	94
Everest Reinsurance Holdings	1,500	146
FBL Financial Group, Class A (1)	1,432	48
Fidelity National Financial	4,562	190
Fidelity National Title Group, Class A (1)	6,098	128
First American Financial	2,485	105
FPIC Insurance Group (1)(2)	1,300	51
Genworth Financial, Class A	11,100	389
Great American Financial Resources (1)	2,000	42
Hanover Insurance Group	1,400	62
Hartford Financial Services	6,900	599
HCC Insurance Holdings	2,750	90
Hilb Rogal and Hobbs (1)	1,400	60
Horace Mann Educators	1,800	35
Infinity Property & Casualty	1,200	49
Kansas City Life Insurance (1)	1,600	73
LandAmerica Financial Group (1)	900	59
Lincoln National	7,184	446
Loews	15,300	580
Markel (2)	260	107
Marsh & McLennan	13,200	372
MBIA	3,200	197
Mercury General	1,400	69
MetLife	18,200	1,032
Midland (1)	1,100	48
Nationwide Financial Services, Class A (1)	3,600	173
Navigators Group (2)	1,600	77
Odyssey Re Holdings (1)	2,100	71
Ohio Casualty	2,200	57
Old Republic International	5,187	115
PartnerRe (1)	1,300	88
Phoenix Companies (1)	5,100	71
Presidential Life	1,700	38
Principal Financial Group	7,100	385
ProAssurance (2)	1,124	55
Progressive Corporation	19,800	486
Protective Life	1,500	69
Prudential Financial	12,000	915
Reinsurance Group of America	1,700	88
RenaissanceRe Holdings	2,000	111
RLI	700	36
SAFECO	3,100	183
St. Paul Travelers Companies	16,923	794
StanCorp Financial Group	1,600	71
Torchmark	2,600	164
Transatlantic Holdings (1)	1,637	99
United Fire & Casualty	900	28
Unitrin	1,800	80
UnumProvident (1)	7,376	143
W. R. Berkley	4,837	171
Wesco Financial	250	109
White Mountains Insurance Group (1)	300	149
XL Capital	4,100	282
Zenith National	1,650	66
		22,961
Real Estate Investment Trusts (REITs) 2.4%
Agree Realty, REIT (1)	2,700	89
AMB Property, REIT	2,000	110
American Mortgage Acceptance, REIT (1)	9,900	179
AmeriVest Properties, REIT (2)	4,900	24
Annaly Capital Management, REIT (1)	4,100	54
Apartment Investment & Management, REIT, Class A	2,900	158
Archstone-Smith Trust, REIT	5,000	272
Avalonbay Communities, REIT	1,707	205
Boston Properties, REIT	2,700	279
Brandywine Realty Trust, REIT	1,900	62
BRE Properties, REIT, Class A (1)	1,700	101
Camden Property Trust, REIT	1,800	137
CapitalSource, REIT (1)	7,773	201
CBL & Associates Properties, REIT (1)	2,200	92
Cousins Properties, REIT (1)	1,850	63
Crescent Real Estate Equities, REIT	4,000	87
Developers Diversified Realty, REIT	3,100	173
Duke Realty, REIT	3,800	142
EastGroup Properties, REIT	1,300	65
Equity Lifestyle Properties, REIT	1,700	78
Equity Office Properties, REIT	9,461	376
Equity Residential, REIT	6,700	339
Essex Property Trust, REIT (1)	600	73
Federal Realty Investment Trust, REIT	1,800	134
FelCor Lodging Trust, REIT	3,748	75
First Industrial Realty, REIT (1)	1,800	79
Friedman, Billings, Ramsey Group, REIT, Class A (1)	8,300	67
General Growth Properties, REIT	5,900	281
Getty Realty, REIT (1)	2,800	82
Global Signal, REIT (1)	2,500	126
Health Care Property Investors, REIT	3,900	121
Heritage Property Investment Trust, REIT	1,900	69
Highwoods Properties, REIT	1,500	56
Home Properties of New York, REIT	1,400	80
Hospital Properties Trust, REIT	2,000	94
Host Hotels And Resorts, REIT	12,483	286
Innkeepers USA, REIT	3,000	49
IStar Financial, REIT	3,517	147
Kilroy Realty, REIT	1,300	98
Kimco Realty, REIT	6,300	270
Liberty Property Trust, REIT (1)	2,100	100
Longview Fibre, REIT	2,394	49
Macerich Company, REIT	1,900	145
Mack-Cali Realty, REIT	2,100	109
Maguire Properties, REIT (1)	2,300	94
Mid-America Apartment Communities, REIT	1,000	61
Mission West Properties, REIT (1)	8,900	102
Monmouth Real Estate Investment, REIT, Class A	17,700	142
Nationwide Health Properties, REIT	2,500	67
New Plan Excel Realty, REIT (1)	3,200	87
New York Mortgage, REIT	6,700	26
NovaStar Financial, REIT (1)	1,800	53
One Liberty Properties, REIT	5,300	119
Pan Pacific Retail Properties, REIT	1,200	83
Parkway Properties, REIT (1)	1,300	60
Pennsylvania REIT, REIT (1)	1,630	69
Plum Creek Timber, REIT	4,944	168
PMC Commercial Trust, REIT	11,391	159
Post Properties, REIT (1)	1,800	85
Potlatch, REIT (1)	1,388	51
ProLogis, REIT	5,891	336
Public Storage, REIT	4,894	421
Rayonier, REIT	2,394	90
Realty Income, REIT (1)	2,400	59
Reckson Associates Realty, REIT (1)	2,600	111
Regency Centers, REIT	1,600	110
Simon Property Group, REIT	5,681	515
SL Green Realty, REIT (1)	1,500	168
Strategic Hotel Capital, REIT	2,400	48
Taubman Centers, REIT	2,200	98
Thornburg Mortgage, REIT (1)	5,600	143
Trizec Properties, REIT (1)	4,500	130
United Dominion Realty Trust, REIT (1)	3,800	115
Ventas, REIT	3,400	131
Vornado Realty Trust, REIT	3,300	360
Weingarten Realty Investors, REIT	2,575	111
		10,248
Real Estate Management & Development 0.2%
Brookfield Properties (1)	5,600	198
Consolidated-Tomoka Land (1)	700	45
Forest City Enterprises, Class A	3,400	184
Realogy (2)	6,163	140
St. Joe (1)	2,000	110
Wellsford Real Properties (2)	10,500	77
		754
Thrifts & Mortgage Finance 1.7%
Alliance Bank	2,400	59
Anchor Bancorp Wisconsin (1)	2,300	66
Astoria Financial	3,625	112
BankAtlantic, Class A (1)	2,700	38
Berkshire Hills Bancorp (1)	1,600	57
Brookline Bancorp (1)	4,293	59
Capitol Federal Financial (1)	3,900	139
Commercial Capital Bancorp	4,700	75
CORUS Bankshares (1)	2,000	45
Countrywide Credit	15,298	536
Doral Financial (1)	5,250	35
Downey Financial (1)	1,200	80
Fannie Mae	23,600	1,319
First Busey (1)	2,950	67
First Niagara Financial	5,805	85
FirstFed Financial (1)(2)	800	45
Flushing Financial	3,450	60
Freddie Mac	16,500	1,094
Fremont General (1)	3,100	43
Golden West Financial	7,600	587
Hudson City Bancorp	15,209	202
IndyMac Mortgage Holdings (1)	2,400	99
MAF Bancorp (1)	2,111	87
MGIC Investment	2,400	144
Net Bank	7,521	45
New York Community Bancorp (1)	8,953	147
Northwest Bancorp (1)	2,700	69
People's Bank	4,375	173
PMI Group (1)	2,000	88
Radian	2,100	126
Sovereign Bancorp	10,272	221
Triad Guaranty (1)(2)	1,100	56
Washington Federal	2,842	64
Washington Mutual	24,210	1,052
Webster Financial	2,003	94
		7,268

Total Financials		94,053
HEALTH CARE 11.7%

Biotechnology 1.9%
Alexion Pharmaceutical (1)(2)	1,200	41
Alkermes (2)	3,900	62
Amgen (2)	30,260	2,165
Amylin Pharmaceuticals (1)(2)	3,300	145
Ariad Pharmaceuticals (1)(2)	4,600	20
Array BioPharma (1)(2)	4,900	42
AVI BioPharma (1)(2)	4,000	15
Biogen Idec (2)	8,410	376
BioMarin Pharmaceutical (1)(2)	6,300	90
Celera Genomics (2)	2,400	33
Celgene (1)(2)	9,000	390
Cell Genesys (1)(2)	4,700	21
Cephalon (1)(2)	1,400	86
Cubist Pharmaceuticals (1)(2)	2,200	48
CuraGen (1)(2)	5,300	18
CV Therapeutics (1)(2)	2,500	28
Cytrx (1)(2)	6,400	8
Digene (1)(2)	1,100	47
Encysive Pharmaceuticals (1)(2)	13,500	58
Enzon Pharmaceuticals (1)(2)	2,000	17
Genentech (2)	25,200	2,084
Genzyme (2)	6,249	422
Gilead Sciences (2)	11,180	768
Human Genome Sciences (1)(2)	4,600	53
ICOS (1)(2)	2,000	50
ImClone Systems (1)(2)	2,307	65
ImmunoGen (1)(2)	4,700	17
Immunomedics (1)(2)	6,100	11
Incyte Genomics (1)(2)	4,700	20
InterMune (1)(2)	2,500	41
Isis Pharmaceuticals (1)(2)	7,005	50
Lexicon Genetics (1)(2)	5,000	19
Martek Biosciences (1)(2)	1,400	30
Medarex (1)(2)	4,700	50
MedImmune (2)	6,452	188
Millennium Pharmaceuticals (2)	8,085	80
Myriad Genetics (1)(2)	2,500	62
NeoPharm (1)(2)	4,205	20
Neose Technologies (2)	2,700	5
Neurocrine Biosciences (1)(2)	2,500	27
NPS Pharmaceuticals (2)	2,500	10
ONYX Pharmaceuticals (1)(2)	2,900	50
OSI Pharmaceuticals (1)(2)	1,650	62
OSI Pharmaceuticals, Rights (2)	90	-
OXiGENE (1)(2)	6,400	25
PDL Biopharma (1)(2)	3,000	58
Pharmacopeia Drug Discovery (1)(2)	3,900	15
Progenics Pharmaceuticals (1)(2)	2,300	54
Regeneron Pharmaceuticals (2)	4,200	66
Sangamo BioSciences (1)(2)	6,300	35
Tanox (1)(2)	2,700	32
Theravance (1)(2)	2,300	62
Trimeris (1)(2)	2,600	23
Vertex Pharmaceuticals (1)(2)	3,448	116
		8,380
Health Care Equipment & Supplies 1.8%
Advanced Medical Optics (1)(2)	2,392	95
Align Technology (1)(2)	4,500	51
American Medical Systems (1)(2)	2,200	41
Analogic	800	41
Anika Therapeutics (2)	3,600	48
Arrow International	1,800	57
ArthroCare (1)(2)	1,300	61
Aspect Medical Systems (1)(2)	1,200	21
Bausch & Lomb (1)	1,200	60
Baxter International	15,200	691
Beckman Coulter	1,700	98
Becton, Dickinson	6,100	431
Biomet	6,000	193
Biosite Diagnostics (1)(2)	700	32
Boston Scientific (2)	35,839	530
C R Bard	2,400	180
Cantel Medical (1)(2)	1,500	21
Cerus (1)(2)	4,800	27
Cooper Companies (1)	1,000	54
Cytyc (2)	3,100	76
Dade Behring Holdings	2,200	88
Dentsply International	4,200	126
DJO (1)(2)	1,500	62
Edwards Lifesciences (2)	1,360	63
Exactech (1)(2)	2,900	40
Gen-Probe (2)	1,800	84
Haemonetics (2)	1,300	61
Healthtronics (2)	4,300	27
Hologic (1)(2)	1,600	70
Hospira (2)	3,590	137
ICU Medical (1)(2)	1,400	64
IDEXX Laboratories (2)	800	73
Integra LifeSciences (2)	1,400	52
Invacare	1,300	31
Inverness Medical Innovations (1)(2)	1,680	58
Invitrogen (2)	1,200	76
Kinetic Concepts (2)	2,100	66
Lifecore Biomedical (2)	2,300	32
Medical Action Industries (2)	3,100	83
Medtronic	29,020	1,348
NMT Medical (1)(2)	2,700	42
OraSure Technologies (1)(2)	4,500	36
Palomar Medical Technologies (1)(2)	1,400	59
Regeneration Technologies (1)(2)	5,400	38
ResMed (1)(2)	1,800	72
Respironics (2)	2,400	93
Sirona Dental Systems (1)	2,000	66
St. Jude Medical (2)	8,800	311
Steris	2,000	48
Stryker	9,700	481
SurModics (1)(2)	1,200	42
Synergetics USA (1)(2)	7,000	31
Thoratec (1)(2)	3,000	47
Varian Medical Systems (2)	3,600	192
Viasys Healthcare (2)	957	26
Vital Signs	800	45
West Pharmaceutical Services (1)	1,400	55
Zimmer Holdings (2)	6,260	423
Zoll Medical (2)	1,700	61
		7,617
Health Care Providers & Services 2.5%
Aetna	15,200	601
AmerisourceBergen	5,132	232
AMN Healthcare Services (2)	1,852	44
AmSurg, Class A (1)(2)	1,900	42
Apria Healthcare (2)	2,100	41
Bioscrip (2)	5,500	17
Birner Dental Management (1)	1,800	39
Brookdale Senior Living (1)	2,100	97
Cardinal Health	10,205	671
Caremark RX	11,550	655
CIGNA	3,100	361
Community Health System (2)	2,400	90
CorVel (2)	1,750	61
Coventry Health Care (2)	4,314	222
Cross Country Healthcare (1)(2)	800	14
DaVita (2)	3,099	179
Emeritus (1)(2)	2,600	56
Express Scripts (2)	4,000	302
Gentiva Health Services (2)	2,375	39
HCA	10,900	544
Health Management	6,700	140
Health Net (2)	2,800	122
Henry Schein (2)	2,000	100
Hooper Holmes	5,300	18
Humana (2)	4,500	297
Laboratory Corporation of America (2)	3,800	249
Landauer (1)	500	25
LifePoint Hospitals (2)	2,147	76
Lincare Holdings (2)	2,800	97
Manor Care	2,500	131
McKesson	7,351	388
Medco (2)	7,846	472
Omnicare (1)	3,100	134
Patterson Companies (1)(2)	3,800	128
PSS World Medical (2)	3,000	60
Psychemedics (1)	2,075	35
Psychiatric Solutions (2)	2,500	85
Q-Med (1)(2)	3,500	18
Quest Diagnostics	5,200	318
Rural/Metro (2)	6,200	54
Sierra Health Services (2)	2,400	91
Sunrise Senior Living (1)(2)	1,800	54
Tenet Healthcare (2)	13,050	106
Triad Hospitals (2)	2,531	111
UnitedHealth Group	33,522	1,649
Universal Health Services	1,500	90
WellPoint (2)	16,704	1,287
		10,642
Health Care Technology 0.1%
Allscripts Healthcare (1)(2)	2,900	65
Cerner (1)(2)	1,600	73
Dendrite International (2)	1,800	18
Eclipsys (1)(2)	2,700	48
Emdeon (2)	7,110	83
IMS Health	6,300	168
Omnicell (1)(2)	2,800	50
Per-Se Technologies (1)(2)	2,028	46
		551
Life Sciences Tools & Services 0.4%
Affymetrix (1)(2)	1,800	39
Albany Molecular Research (2)	2,400	22
Applera	5,500	182
Bio-Rad Laboratories, Class A (2)	1,000	71
Bruker BioSciences (2)	5,100	36
Charles River Laboratories International (2)	1,968	85
Covance (2)	2,200	146
Dionex (2)	700	36
Exelixis (1)(2)	5,700	50
Fisher Scientific (2)	3,064	240
Luminex (1)(2)	2,800	51
Millipore (2)	1,300	80
Molecular Devices (1)(2)	1,300	24
Nektar Therapeutics (1)(2)	2,700	39
PerkinElmer	3,735	71
Pharmaceutical Product Development	3,600	128
Techne (2)	1,100	56
Thermo Electron (2)	3,950	155
Varian (2)	700	32
Ventana Medical Systems (2)	1,300	53
Waters Corporation (2)	2,800	127
		1,723
Pharmaceuticals 5.0%
Abbott Laboratories	37,200	1,806
Adolor (1)(2)	3,700	51
Allergan	3,815	429
Alpharma, Class A	1,800	42
Andrx (2)	2,200	54
Atherogenics (1)(2)	3,500	46
Barr Pharmaceuticals (2)	2,601	135
Bristol Myers Squibb	47,800	1,191
Eli Lilly	27,700	1,579
Endo Pharmaceutical (2)	3,800	124
Forest Laboratories (2)	8,500	430
Johnson & Johnson	73,175	4,752
K-V Pharmaceutical, Class A (1)(2)	2,100	50
King Pharmaceuticals (2)	6,789	116
Kos Pharmaceuticals (1)(2)	1,500	74
Medicines Company (1)(2)	1,800	41
Medicis Pharmaceutical, Class A (1)	1,600	52
Merck	53,194	2,229
MGI Pharma (1)(2)	3,300	57
Mylan Laboratories	5,575	112
New River Pharmaceuticals (1)(2)	2,100	54
Noven Pharmaceuticals (1)(2)	2,100	51
Par Pharmaceutical (1)(2)	1,300	24
Perrigo	3,300	56
Pfizer	181,005	5,133
Schering-Plough	35,800	791
Sciele Pharma (1)(2)	2,200	41
Sepracor (1)(2)	2,600	126
Teva Pharmaceutical ADR	1,106	38
Valeant Pharmaceuticals (1)	2,500	49
Watson Pharmaceuticals (2)	2,400	63
Wyeth	32,400	1,647
		21,443

Total Health Care		50,356

INDUSTRIALS & BUSINESS SERVICES 10.4%

Aerospace & Defense 1.9%
Alliant Techsystems (2)	1,025	83
BE Aerospace (2)	4,000	84
Boeing	19,400	1,530
Curtiss-Wright (1)	2,000	61
DRS Technologies (1)	1,713	75
Esterline Technologies (2)	900	30
GenCorp (1)(2)	3,300	42
General Dynamics	9,800	702
Goodrich	3,340	135
Hexcel (1)(2)	2,400	34
Honeywell International	19,925	815
L-3 Communication	2,600	204
Ladish Company (1)(2)	1,700	49
Lockheed Martin	10,300	886
MTC Technologies (1)(2)	1,100	27
Northrop Grumman	8,802	599
Pemco Aviation Group (1)(2)	1,900	16
Precision Castparts	3,368	213
Raytheon	10,400	499
Rockwell Collins (1)	4,300	236
Taser International (1)(2)	8,100	62
Teledyne Technologies (2)	1,500	59
United Industrial (1)	1,300	70
United Technologies	24,604	1,559
		8,070
Air Freight & Logistics 0.8%
C H Robinson Worldwide	5,200	232
EGL (2)	1,750	64
Expeditors International of Washington	6,000	267
Fedex	7,300	793
Forward Air (1)	1,650	55
UPS, Class B	27,000	1,942
UTi Worldwide	5,000	140
		3,493
Airlines 0.2%
AirTran (1)(2)	3,400	34
Alaska Air Group (2)	1,200	46
AMR (1)(2)	5,600	129
Continental Airlines, Class B (1)(2)	3,000	85
JetBlue Airways (1)(2)	6,162	57
SkyWest	2,800	69
Southwest Airlines	21,337	355
UAL (1)(2)	2,400	64
US Airways Group (1)(2)	2,500	111
		950
Building Products 0.2%
AAON	1,350	31
American Standard	5,500	231
Ameron International	600	40
ElkCorp (1)	1,700	46
Jacuzzi Brands (2)	4,900	49
Lennox International	2,200	50
Masco	11,200	307
Universal Forest Products	1,000	49
USG (1)(2)	2,600	122
		925
Commercial Services & Supplies 1.0%
Acco Brands (2)	1,369	30
Adesa (1)	1,900	44
Administaff	1,200	40
Advisory Board (2)	900	45
Allied Waste Industries (1)(2)	8,460	95
ARAMARK, Class B	4,800	158
Avery Dennison	2,600	156
Banta	1,000	48
Barrett Business (1)(2)	1,300	28
Brady, Class A	1,800	63
Brinks Company	1,600	85
Central Parking (1)	1,800	30
ChoicePoint (2)	2,066	74
Cintas	4,200	171
Consolidated Graphics (2)	1,300	78
Copart (2)	2,950	83
Corporate Executive Board	1,100	99
Corrections Corp of America (2)	1,834	79
CoStar Group (1)(2)	700	29
Deluxe (1)	2,100	36
Diamond Management & Technology Consultants (2)	3,400	38
Dun & Bradstreet (2)	1,600	120
Equifax	3,500	128
G & K Services (1)	900	33
GEO (2)	1,600	68
Herman Miller	1,600	55
HNI Corporation (1)	1,300	54
Hudson Highland Group (1)(2)	1,314	13
ICT Group (2)	2,200	69
IKON Office Solutions	3,200	43
John H. Harland	1,400	51
Korn/Ferry (2)	1,300	27
Labor Ready (2)	3,000	48
Learning Tree International (1)(2)	1,700	14
Manpower	1,900	116
McGrath RentCorp	1,400	36
NCO Group (2)	1,600	42
PHH (2)	1,187	33
Pitney Bowes	5,300	235
R.R. Donnelley	5,200	171
Republic Services	3,400	137
Robert Half International	4,000	136
Rollins	2,400	51
School Specialty (1)(2)	1,000	35
SITEL (1)(2)	5,500	17
Spherion (2)	3,200	23
Stericycle (1)(2)	1,100	77
Team (1)(2)	2,300	58
TeleTech Holdings (1)(2)	3,200	50
Tetra Tech (2)	2,025	35
Thomas Group	2,100	22
TRM Copy Centers (1)(2)	4,600	10
United Stationers (2)	700	33
Viad	500	18
VSE	800	24
Waste Connections (2)	1,700	64
Waste Management	12,960	475
West Corporation (1)(2)	2,000	97
Westaff (2)	8,700	36
		4,263
Construction & Engineering 0.2%
EMCOR Group (2)	1,400	77
Fluor	2,400	184
Granite Construction	1,550	83
Insituform Technologies, Class A (1)(2)	2,100	51
Jacobs Engineering Group (2)	1,700	127
Quanta Services (1)(2)	4,750	80
Shaw Group (1)(2)	3,200	76
		678
Electrical Equipment 0.6%
Acuity Brands (1)	1,500	68
American Power Conversion	5,400	119
American Superconductor (1)(2)	3,400	32
AMETEK	1,800	78
AZZ (2)	1,100	40
Baldor Electric (1)	1,500	46
Belden CDT	1,700	65
C&D Technologies (1)	3,400	24
Channell Commercial (2)	5,600	17
Cooper Industries, Class A	3,900	332
Emerson Electric	10,200	855
Energy Conversion Devices (1)(2)	1,400	52
Fuelcell Energy (1)(2)	3,100	24
General Cable (2)	2,700	103
Genlyte Group (2)	1,100	78
GrafTech International (1)(2)	8,400	49
Hubbell, Class B	1,200	58
Plug Power (1)(2)	6,900	28
Regal-Beloit (1)	1,600	70
Rockwell Automation	4,300	250
Thomas & Betts (2)	1,700	81
Ultralife Batteries (1)(2)	3,500	37
Unique Mobility (1)(2)	4,400	12
Vicor (1)	1,900	22
Woodward Governor (1)	2,100	70
		2,610
Industrial Conglomerates 2.9%
3M	18,200	1,354
Carlisle Companies	900	76
GE	256,606	9,058
McDermott International (2)	4,350	182
Roper Industries	1,800	81
Teleflex	900	50
Textron	3,000	263
Tredegar	3,000	50
Tyco International	48,300	1,352
Walter Industries (1)	2,000	85
		12,551
Machinery 1.7%
3-D Systems (1)(2)	5,300	97
Actuant, Class A (1)	1,340	67
AGCO (2)	3,200	81
American Science Engineering (1)(2)	600	29
Ampco Pittsburgh (1)	2,100	65
Briggs & Stratton (1)	1,000	28
Cascade	500	23
Caterpillar	16,000	1,053
Crane	2,100	88
Cummins Engine (1)	1,100	131
Danaher	7,500	515
Deere	5,800	487
Donaldson	2,600	96
Dover	5,000	237
Dynamic Materials (1)	1,300	42
Eaton	3,200	220
EnPro Industries (2)	1,268	38
ESCO Technologies (1)(2)	1,200	55
Flowserve (2)	2,000	101
Graco	2,187	85
Harsco	1,100	85
Illinois Tool Works	13,900	624
Ingersoll-Rand, Class A	8,200	311
ITT	4,200	215
JLG Industries (1)	4,200	83
Joy Global	3,300	124
Kennametal	1,000	57
Lincoln Electric Holdings (1)	1,400	76
Manitowoc	2,400	108
Middleby (2)	400	31
NACCO Industries	500	68
Navistar (2)	2,300	59
Nordson	1,600	64
Oshkosh Truck	2,200	111
PACCAR (1)	6,375	364
Pall	3,500	108
Parker Hannifin	2,819	219
Pentair	2,200	58
Robbins & Myers (1)	1,800	56
SPX	1,604	86
Tecumseh Products, Class A (1)(2)	1,300	20
Terex (2)	3,600	163
Timken	3,000	89
Toro	1,400	59
Trinity Industries (1)	1,950	63
Turbochef Technologies (1)(2)	3,600	50
Valmont Industries (1)	2,000	105
Wabtec	2,425	66
Watts Industries, Class A (1)	1,300	41
		7,101
Marine 0.1%
Alexander & Baldwin	1,400	62
International Shipholding (1)(2)	3,500	44
Kirby Corporation (2)	2,400	75
Overseas Shipholding Group (1)	1,400	87
		268
Road & Rail 0.7%
Avis Budget Group	2,465	45
Burlington Northern Santa Fe	9,000	661
Con-Way	1,500	67
CSX	11,100	364
Dollar Thrifty Auto Group (1)(2)	1,000	45
Florida East Coast Industries (1)	1,200	68
J.B. Hunt Transport Services	4,800	100
Kansas City Southern Industries (1)(2)	2,600	71
Knight Transportation (1)	3,150	53
Landstar Systems	1,400	60
Norfolk Southern	10,200	449
Ryder System	1,500	78
Swift Transportation (1)(2)	2,370	56
U.S. Xpress Enterprises, Class A (2)	2,600	60
Union Pacific	6,200	546
USA Truck (1)(2)	2,400	46
Werner Enterprises (1)	3,175	59
		2,828
Trading Companies & Distributors 0.1%
Applied Industrial Technologies	2,475	60
Fastenal (1)	3,500	135
GATX	1,700	70
Huttig Building Products (2)	6,044	34
Interline Brands (2)	2,000	49
MSC Industrial Direct	1,600	65
UAP Holding	2,100	45
United Rentals (1)(2)	2,900	68
W. W. Grainger	2,100	141
		667

Total Industrials & Business Services		44,404
INFORMATION TECHNOLOGY 14.8%

Communications Equipment 2.3%
3 Com (2)	8,300	37
ADC Telecommunications (1)(2)	2,321	35
ADTRAN	1,700	40
Anaren (2)	1,600	34
Andrew (2)	3,600	33
Avaya (2)	11,457	131
Avocent (2)	1,136	34
C-COR.net (2)	4,800	41
Carrier Access (2)	6,900	49
Ciena (2)	3,863	105
Cisco Systems (2)	156,868	3,608
Commscope (1)(2)	1,300	43
Comverse Technology (2)	5,000	107
Corning (2)	37,710	920
Ditech Networks (1)(2)	3,600	28
Dycom Industries (1)(2)	1,300	28
EMS Technologies (1)(2)	2,000	38
Extreme Networks (1)(2)	4,900	18
F5 Networks (2)	1,600	86
Finisar (1)(2)	13,400	49
Foundry Networks (2)	4,400	58
Harmonic (1)(2)	6,859	50
Harris	3,200	142
Inter-Tel (1)	2,200	47
InterDigital Communication (1)(2)	1,600	55
IXIA (1)(2)	2,100	19
JDS Uniphase (1)(2)	30,758	67
Juniper Networks (2)	13,150	227
Lucent Technologies (2)	102,185	239
Mastec (1)(2)	4,350	48
Motorola	59,240	1,481
MRV Communications (1)(2)	8,360	23
Optical Cable, Warrants, 10/24/07 (2)	168	-
Packeteer (2)	3,300	28
Plantronics (1)	1,200	21
Polycom (2)	3,900	96
Powerwave Technologies (1)(2)	4,837	37
QUALCOMM	40,100	1,458
SafeNet (1)(2)	1,611	29
SeaChange International (1)(2)	2,900	26
Sirenza Microdevices (1)(2)	4,300	34
Sonus Networks (1)(2)	9,200	48
Stratex Networks (2)	4,500	20
Sycamore Networks (2)	5,900	22
Tekelec (1)(2)	1,600	21
Tellabs (2)	11,657	128
Terayon Communication Systems (2)	9,900	10
		9,898
Computers & Peripherals 2.8%
Adaptec (2)	6,300	28
Apple Computer (2)	20,700	1,595
Avid Technology (1)(2)	1,100	40
Brocade Communications Systems (2)	11,060	78
Dell (2)	58,100	1,327
Diebold	1,600	70
Dot Hill (1)(2)	5,900	23
Electronics for Imaging (2)	1,300	30
EMC (2)	56,276	674
Emulex (2)	2,200	40
Gateway (1)(2)	9,100	17
Hewlett-Packard	69,618	2,554
IBM	38,090	3,121
Imation	800	32
Intermec (1)(2)	2,400	63
Iomega (1)(2)	5,300	15
LaserCard (1)(2)	2,000	26
Lexmark International (2)	3,000	173
McDATA, Class A (2)	3,765	19
NCR (2)	4,400	174
Network Appliance (2)	9,300	344
Presstek (1)(2)	3,000	16
QLogic (2)	5,422	103
Quantum DLT & Storage Systems Group (1)(2)	8,100	18
Rackable Systems (1)(2)	1,600	44
Rimage (2)	2,200	49
Sandisk (2)	4,900	262
Seagate Technology (1)	15,208	351
Socket Communications (1)(2)	14,700	15
Sun Microsystems (2)	83,900	417
Western Digital (2)	6,300	114
		11,832
Electronic Equipment & Instruments 0.7%
Aeroflex (2)	3,400	35
Agilent Technologies (2)	10,687	349
Amphenol, Class A	2,300	142
Anixter International	900	51
Arrow Electronics (2)	2,600	71
Avnet (2)	3,548	70
AVX (1)	4,100	73
Benchmark Electronics (2)	1,275	34
Brightpoint	2,880	41
CDW	1,900	117
Cherokee International (1)(2)	4,100	14
Cogent (1)(2)	3,100	43
Coherent (2)	1,500	52
Daktronics (1)	2,200	45
Electro Scientific Industries (2)	1,300	27
Ingram Micro, Class A (2)	3,000	57
Insight Enterprises (2)	1,350	28
Jabil Circuit	5,000	143
Maxwell Technologies (1)(2)	800	16
Mercury Computer Systems (1)(2)	1,600	19
Merix (1)(2)	3,800	37
Mettler-Toledo International (2)	1,000	66
Molex	4,350	170
Multi Fineline Elecronix (1)(2)	1,600	41
Napco Security Systems (1)(2)	6,315	38
National Instruments	2,500	68
Newport (2)	2,100	34
Nu Horizons Electronics (1)(2)	1,450	18
OYO Geospace (1)(2)	2,100	119
Park Electrochemical	1,600	51
PC Connection (2)	4,450	51
Plexus (2)	1,800	35
Sanmina-SCI (2)	11,412	43
Solectron (1)(2)	21,240	69
Sunpower (1)(2)	2,300	64
Symbol Technologies	5,633	84
Tech Data (2)	1,300	47
Technitrol	2,700	81
Tektronix	2,100	61
Trimble Navigation (2)	1,500	71
TTM Technologies (2)	2,400	28
Vishay Intertechnology (2)	6,120	86
X-Rite (1)	2,000	21
Zygo (1)(2)	1,900	24
		2,834
Internet Software & Services 1.5%
24/7 Media (1)(2)	10,000	85
Akamai Technologies (1)(2)	4,000	200
aQuantive (1)(2)	3,000	71
Ariba (1)(2)	3,638	27
CNET Networks (1)(2)	5,675	54
Digitas (1)(2)	4,809	46
Earthlink (1)(2)	3,930	29
eBay (2)	34,300	973
eCollege.com (1)(2)	2,800	45
Entrust Technologies (1)(2)	5,500	19
Google, Class A (2)	7,430	2,986
IAC/InterActiveCorp (1)(2)	9,324	268
Interwoven (2)	4,389	48
Monster Worldwide (2)	3,300	120
NetRatings (1)(2)	1,900	27
RealNetworks (1)(2)	8,500	90
S1 (1)(2)	3,500	16
Sonicwall (2)	6,200	68
The Knot (1)(2)	5,100	113
Tumbleweed Communications (1)(2)	4,800	14
United Online	2,150	26
VeriSign (2)	7,040	142
Webex Communications (1)(2)	1,900	74
webMethods (1)(2)	4,510	35
Websense (2)	1,000	22
Yahoo! (2)	35,732	903
		6,501
IT Services 1.4%
Accenture, Class A	21,800	691
Acxiom	2,000	49
Affiliated Computer Services, Class A (2)	2,900	150
Alliance Data Systems (2)	1,900	105
Analysts International (2)	5,700	12
AnswerThink (1)(2)	5,020	14
Automatic Data Processing	13,700	649
BearingPoint (1)(2)	7,300	57
BISYS Group (2)	3,600	39
CACI International, Class A (2)	700	39
Ceridian (2)	3,600	81
Checkfree (2)	2,100	87
CIBER (1)(2)	4,100	27
Cognizant Technology Solutions (2)	3,800	281
Computer Sciences (1)(2)	4,500	221
Convergys (2)	3,100	64
Zebra Technologies, Class A (2)	2,150	77
		452
Semiconductor & Semiconductor Equipment 2.6%
Actel (1)(2)	1,500	23
Advanced Energy Industries (2)	3,400	58
Advanced Micro Devices (2)	11,900	296
Agere Systems (2)	3,578	53
Altera (2)	8,000	147
AMIS Holdings (1)(2)	2,500	24
Amkor Technology (1)(2)	8,300	43
Analog Devices	13,500	397
Applied Materials (1)	38,478	682
Applied Micro Circuits (1)(2)	8,642	25
Atheros Communications (1)(2)	2,800	51
Atmel (2)	15,900	96
ATMI (1)(2)	1,500	44
Axcelis Technologies (2)	2,114	15
Broadcom, Class A (2)	12,550	381
Brooks-Pri Automation (2)	2,554	33
Cabot Microelectronics (1)(2)	1,664	48
CEVA (1)(2)	5,966	34
Cirrus Logic (2)	5,700	42
Cognex (1)	1,300	33
Cohu (1)	1,600	28
Conexant Systems (1)(2)	10,416	21
Cymer (1)(2)	800	35
Cypress Semiconductor (1)(2)	2,800	50
Diodes (2)	2,175	94
DSP Group (2)	900	21
Entegris (1)(2)	6,092	66
Fairchild Semiconductor, Class A (2)	2,600	49
FEI (1)(2)	1,300	27
Freescale Semiconductor, Class B (2)	9,566	364
Integrated Device Technology (2)	4,250	68
Intel	145,590	2,995
International Rectifier (2)	1,900	66
Intersil Holding, Class A	2,796	69
KLA-Tencor	4,200	187
Kopin (1)(2)	6,500	22
Kulicke & Soffa (1)(2)	1,700	15
Lam Research (2)	3,600	163
Lattice Semiconductor (2)	4,800	33
Linear Technology	6,700	208
LSI Logic (1)(2)	8,306	68
LTX (1)(2)	4,700	24
Marvell Technology Group (2)	13,600	263
Mattson Technology (2)	3,600	30
Maxim Integrated Products	7,321	205
MEMC Electronic Materials (2)	5,700	209
Micrel (1)(2)	4,700	45
Microchip Technology	4,864	158
Micron Technology (2)	18,269	318
Microsemi (2)	1,400	26
MIPS Technologies (1)(2)	4,800	32
MKS Instruments (2)	2,213	45
MoSys (1)(2)	3,500	24
Nanometrics (1)(2)	2,500	23
National Semiconductor	6,900	162
Novellus Systems (2)	3,200	88
NVIDIA (2)	8,400	249
Omnivision Technologies (1)(2)	2,600	37
ON Semiconductor (1)(2)	11,200	66
Pericom Semiconductor (2)	3,100	30
QuickLogic (1)(2)	6,700	24
Rambus (1)(2)	3,500	61
RF Micro Devices (1)(2)	5,300	40
Rudolph Technologies (1)(2)	1,600	29
Semitool (1)(2)	2,500	26
Semtech (2)	1,600	20
Silicon Laboratories (2)	1,700	53
Silicon Storage Technology (1)(2)	5,700	23
Skyworks Solutions (2)	3,479	18
Spansion, Class A (1)(2)	2,900	48
Teradyne (2)	4,200	55
Texas Instruments	40,200	1,337
Transmeta (1)(2)	19,300	22
TriQuint Semiconductor (2)	6,290	33
Varian Semiconductor Equipment (2)	1,500	55
Virage Logic (1)(2)	8,000	73
Xilinx	7,500	165
Zoran (2)	1,614	26
		11,316
Software 3.4%
Activision (1)(2)	7,154	108
Adobe Systems (2)	14,380	539
Advent Software (1)(2)	1,300	47
Agile Software (2)	1,300	8
Ansoft (2)	3,200	80
Ansys (2)	1,700	75
Aspen Technology (1)(2)	4,300	47
Autodesk (2)	5,700	198
BEA Systems (2)	10,200	155
BMC Software (2)	5,000	136
Borland Software (1)(2)	4,800	28
CA	13,431	318
Cadence Design Systems (2)	6,400	109
Citrix Systems (2)	4,100	148
Compuware (2)	11,000	86
Electronic Arts (2)	7,300	406
Embarcadero (2)	4,300	35
EPlus (2)	1,800	18
eSpeed, Class A (1)(2)	5,300	49
FactSet Research Systems (1)	1,750	85
Fair Isaac	2,072	76
FileNet (2)	1,400	49
Hyperion Solutions (2)	1,305	45
Informatica (2)	5,200	71
Intergraph (2)	700	30
Internet Security Systems (2)	1,900	53
Intuit (2)	8,000	257
Jack Henry & Associates	2,200	48
JDA Software Group (1)(2)	2,700	42
Kronos (2)	1,000	34
Macrovision (2)	2,100	50
Manhattan Associates (1)(2)	1,500	36
MapInfo (2)	2,500	32
McAfee (2)	8,737	214
Mentor Graphics (2)	3,500	49
Microsoft	256,950	7,022
Midway Games (1)(2)	2,839	25
Moldflow (2)	2,200	26
Napster (1)(2)	6,313	27
NAVTEQ (2)	3,900	102
NetScout Systems (2)	5,800	38
Novell (2)	10,034	61
Nuance Communications (1)(2)	8,124	66
Open Solutions (1)(2)	1,400	40
OPNET Technologies (1)(2)	3,100	41
Oracle (2)	130,200	2,310
Parametric Technology (2)	3,280	57
Progress Software (1)(2)	1,500	39
Quality Systems (1)	1,600	62
Quest Software (2)	2,900	41
Red Hat (1)(2)	4,500	95
Renaissance Learning (1)	800	11
Reynolds & Reynolds, Class A	1,400	55
Salesforce.com (1)(2)	2,800	100
Secure Computing (1)(2)	3,600	23
Sybase (1)(2)	2,210	54
Symantec (2)	26,664	567
Synopsys (2)	3,270	64
THQ (1)(2)	1,875	55
WatchGuard Technologies (2)	6,300	27
Wind River Systems (2)	2,772	30
Witness Systems (2)	2,000	35
		14,834

Total Information Technology		63,548
MATERIALS 3.1%

Chemicals 1.5%
A. Schulman (1)	1,600	38
Air Products and Chemicals	5,300	352
Airgas	2,300	83
Arch Chemicals	1,400	40
Ashland (1)	1,500	96
Cabot	1,600	59
Calgon Carbon (1)(2)	3,000	13
Chemtura	7,645	66
Cytec Industries	1,300	72
Dow Chemical	23,499	916
DuPont	23,509	1,007
Eastman Chemical (1)	2,200
SECURITIES LENDING COLLATERAL 11.8%
MONEY MARKET TRUST 11.8%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.251% (3)	50,826,848	50,827
Total Securities Lending Collateral (Cost $50,827)		50,827
Total Investments in Securities
111.8% of Net Assets (Cost $387,110)		$479,618

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at September 30, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2006.
REIT	Real Estate Investment Trust

Open Futures Contracts at September 30, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 183 S&P Mini 500 contracts
$702 par of 4.742% U.S. Treasury Bills
pledged as initial margin	12/06	$12,310	$210
Long, 29 Russell 2000 Emini contracts
$95 par of 4.742% U.S. Treasury Bills
pledged as initial margin	12/06	2,123	52
Long, 16 S&P Mid-Cap 400 Emini contracts
$53 par of 4.742% U.S. Treasury Bills
pledged as initial margin	12/06	1,217	13
Net payments (receipts) of variation
margin to date			(314)
Variation margin receivable (payable)
on open futures contracts			$(39)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Total Equity Market Index Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Total Market Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2006, the value of loaned securities was $49,297,000; aggregate collateral consisted of $50,827,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $387,110,000. Net unrealized gain aggregated $92,783,000 at period-end, of which $119,703,000 related to appreciated investments and $26,920,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $413,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $14,420,000 and $6,019,000, respectively.

T. ROWE PRICE EQUITY INDEX 500 FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 9.8%
Auto Components 0.1%
Cooper Tire (1)	41	-
Goodyear Tire & Rubber (1)(2)	96,550	1,400
Johnson Controls	106,229	7,621
Visteon (2)	57,357	468
		9,489
Automobiles 0.4%
Ford Motor (1)	1,030,228	8,335
GM (1)	312,366	10,389
Harley-Davidson (1)	146,190	9,173
		27,897
Distributors 0.1%
Genuine Parts	96,912	4,180
		4,180
Diversified Consumer Services 0.1%
Apollo Group, Class A (2)	76,139	3,749
H&R Block	175,538	3,816
		7,565
Hotels, Restaurants & Leisure 1.5%
Carnival	246,198	11,579
Darden Restaurants	78,852	3,349
Harrah's Entertainment	101,730	6,758
Hilton (1)	213,436	5,944
International Game Technology	187,364	7,776
Marriott, Class A	190,110	7,346
McDonald's	685,664	26,823
Starbucks (2)	420,586	14,321
Starwood Hotels & Resorts Worldwide	120,145	6,871
Wendy's	63,735	4,270
Wyndham Worldwide (2)	109,117	3,052
Yum! Brands	149,710	7,792
		105,881
Household Durables 0.6%
Black & Decker	41,334	3,280
Centex	66,992	3,525
D. R. Horton	151,100	3,619
Fortune Brands	82,489	6,196
Harman International	35,300	2,945
KB Home (1)	41,524	1,819
Leggett & Platt	98,096	2,455
Lennar, Class A	76,000	3,439
Newell Rubbermaid	152,425	4,317
Pulte	113,972	3,631
Snap-On	29,000	1,292
Stanley Works (1)	44,817	2,234
Whirlpool (1)	41,908	3,525
		42,277
Internet & Catalog Retail 0.1%
Amazon.com (1)(2)	174,000	5,589
		5,589
Leisure Equipment & Products 0.2%
Brunswick (1)	49,930	1,558
Eastman Kodak (1)	153,162	3,431
Hasbro	91,921	2,091
Mattel	213,919	4,214
		11,294
Media 3.3%
CBS, Class B	418,167	11,780
Clear Channel Communications	277,045	7,993
Comcast, Special Class A (1)(2)	1,162,184	42,827
Disney	1,156,468	35,746
Dow Jones (1)	36,413	1,221
Gannett	133,098	7,564
Interpublic Group (1)(2)	229,500	2,272
Live Nation (1)(2)	33,480	684
McGraw-Hill (1)	195,824	11,364
Meredith	22,976	1,133
New York Times, Class A (1)	77,191	1,774
News Corp, Class A	1,302,389	25,592
Omnicom	94,533	8,848
Scripps, Class A	50,700	2,430
Time Warner	2,257,445	41,153
Tribune (1)	105,464	3,451
Univision Communications, Class A (2)	134,606	4,622
Viacom, Class B (2)	392,967	14,611
		225,065
Multiline Retail 1.1%
Big Lots (1)(2)	58,934	1,168
Dillards, Class A (1)	35,455	1,160
Dollar General	165,022	2,249
Family Dollar Stores	81,609	2,386
Federated Department Stores	303,984	13,135
J.C. Penney	124,022	8,482
Kohl's (2)	185,522	12,044
Nordstrom	124,202	5,254
Sears Holding (2)	46,019	7,275
Target	474,317	26,206
		79,359
Specialty Retail 1.9%
Autonation (2)	79,751	1,667
AutoZone (2)	30,845	3,186
Bed Bath & Beyond (2)	152,322	5,828
Best Buy	223,913	11,993
Circuit City (1)	89,597	2,250
GAP	307,801	5,833
Home Depot	1,148,195	41,645
Lowes	852,818	23,930
Office Depot (2)	160,239	6,361
OfficeMax	39,358	1,603
RadioShack (1)	73,743	1,423
Sherwin-Williams	59,399	3,313
Staples	397,271	9,666
The Limited	185,001	4,901
Tiffany	81,707	2,713
TJX	251,464	7,048
		133,360
Textiles, Apparel & Luxury Goods 0.4%
Coach (2)	202,390	6,962
Hanesbrands (2)	53,013	1,193
Jones Apparel Group	58,059	1,883
Liz Claiborne (1)	54,943	2,171
Nike, Class B	103,935	9,107
V. F.	48,427	3,533
		24,849

Total Consumer Discretionary		676,805
CONSUMER STAPLES 9.2%

Beverages 2.1%
Anheuser-Busch	427,026	20,288
Brown-Forman, Class B	45,331	3,475
Coca-Cola	1,133,532	50,646
Coca-Cola Enterprises (1)	152,474	3,176
Constellation Brands, Class A (2)	112,800	3,246
Molson Coors Brewing, Class B	30,556	2,105
Pepsi Bottling Group	73,844	2,622
PepsiCo	913,765	59,632
		145,190
Food & Staples Retailing 2.2%
Costco Wholesale	258,807	12,858
CVS	450,892	14,483
Kroger	403,253	9,331
Safeway (1)	247,481	7,511
Supervalu	114,682	3,400
Sysco	344,604	11,527
Wal-Mart	1,364,157	67,280
Walgreen	557,360	24,741
Whole Foods Market	77,800	4,624
		155,755
Food Products 1.1%
Archer-Daniels-Midland	361,916	13,709
Campbell Soup	127,549	4,656
ConAgra	294,361	7,206
Dean Foods (2)	74,900	3,147
General Mills	198,729	11,248
Heinz	184,459	7,734
Hershey Foods (1)	103,206	5,516
Kellogg (1)	138,136	6,841
McCormick	70,705	2,685
Sara Lee	424,108	6,816
Tyson Foods, Class A (1)	135,100	2,146
Wrigley	140,303	6,462
		78,166
Household Products 2.2%
Clorox	82,297	5,185
Colgate-Palmolive	284,891	17,692
Kimberly-Clark	255,940	16,728
Procter & Gamble	1,774,460	109,981
		149,586
Personal Products 0.2%
Alberto Culver, Class B	41,586	2,104
Avon	243,861	7,476
Estee Lauder, Class A (1)	66,500	2,682
		12,262
Tobacco 1.4%
Altria Group	1,160,206	88,814
Reynolds American (1)	94,398	5,850
UST (1)	93,015	5,100
		99,764

Total Consumer Staples		640,723
ENERGY 9.0%

Energy Equipment & Services 1.7%
Baker Hughes	187,296	12,774
BJ Services	164,422	4,954
Halliburton	567,408	16,143
Nabors Industries (2)	173,392	5,158
National Oilwell Varco (2)	95,427	5,587
Noble Drilling	76,580	4,915
Rowan	60,695	1,920
Schlumberger (1)	653,918	40,563
Smith International	35,400	1,373
Transocean (2)	178,275	13,055
Weatherford International (2)	190,700	7,956
		114,398
Oil, Gas & Consumable Fuels 7.3%
Anadarko Petroleum	255,240	11,187
Apache	183,337	11,587
Chesapeake Energy (1)	209,400	6,068
Chevron	1,223,421	79,351
ConocoPhillips	917,513	54,620
CONSOL Energy	99,100	3,144
Devon Energy	246,012	15,536
El Paso Corporation (1)	383,072	5,225
EOG Resources	135,254	8,798
ExxonMobil	3,289,382	220,718
Hess	133,952	5,548
Hugoton Royalty Trust (1)	36	1
Kinder Morgan	57,684	6,048
Marathon Oil	199,241	15,322
Murphy Oil (1)	100,300	4,769
Occidental Petroleum	482,094	23,194
Sunoco	72,374	4,501
Valero Energy	339,534	17,476
Williams Companies	326,870	7,802
XTO Energy	201,619	8,494
		509,389

Total Energy		623,787
FINANCIALS 21.4%

Capital Markets 3.5%
Ameriprise Financial	138,539	6,497
Bank of New York	429,456	15,143
Bear Stearns	67,353	9,436
Charles Schwab	571,599	10,232
E*TRADE Financial (2)	234,751	5,615
Federated Investors, Class B	46,251	1,564
Franklin Resources	92,237	9,754
Goldman Sachs	239,924	40,588
Janus Capital Group	121,215	2,390
Legg Mason	72,800	7,343
Lehman Brothers	297,546	21,977
Mellon Financial	227,706	8,903
Merrill Lynch	490,526	38,369
Morgan Stanley	594,524	43,347
Northern Trust	104,332	6,096
State Street	182,523	11,389
T. Rowe Price Group (4)	144,352	6,907
		245,550
Commercial Banks 4.1%
AmSouth	193,019	5,605
BB&T	304,658	13,338
Comerica (1)	90,585	5,156
Commerce Bancorp (1)	101,200	3,715
Compass Bancshares	72,600	4,137
Fifth Third Bancorp (1)	312,796	11,911
First Horizon National (1)	73,795	2,805
Huntington Bancshares (1)	132,758	3,177
KeyCorp	227,284	8,510
M & T Bank (1)	43,472	5,215
Marshall & Ilsley (1)	140,709	6,779
National City (1)	299,487	10,961
North Fork Bancorporation	255,392	7,314
PNC Financial Services Group	164,622	11,925
Regions Financial (1)	251,152	9,240
SunTrust	204,811	15,828
Synovus Financial	177,917	5,225
U.S. Bancorp	993,122	32,992
Wachovia	879,497	49,076
Wells Fargo	1,879,236	67,991
Zions Bancorp	58,728	4,687
		285,587
Consumer Finance 0.9%
American Express	679,699	38,117
Capital One Financial	169,421	13,327
SLM Corporation	226,124	11,754
		63,198
Diversified Financial Services 5.6%
Bank of America	2,507,638	134,334
Chicago Mercantile Exchange Holdings	19,700	9,422
CIT Group	107,948	5,249
Citigroup	2,750,792	136,632
J.P. Morgan Chase	1,932,263	90,739
Moody's	133,688	8,741
		385,117
Insurance 4.6%
ACE Limited	180,002	9,852
AFLAC	281,684	12,890
Allstate	353,167	22,154
Ambac (1)	58,975	4,880
American International Group	1,448,217	95,959
Aon	173,595	5,880
Chubb	227,688	11,831
Cincinnati Financial	94,823	4,557
Genworth Financial, Class A	197,500	6,914
Hartford Financial Services	170,275	14,771
Lincoln National	157,081	9,752
Loews	253,382	9,603
Marsh & McLennan	301,993	8,501
MBIA (1)	72,686	4,466
MetLife	426,124	24,153
Principal Financial Group	153,192	8,315
Progressive Corporation	430,860	10,573
Prudential Financial	271,395	20,694
SAFECO	68,329	4,027
St. Paul Travelers Companies	384,496	18,029
Torchmark	58,564	3,696
UnumProvident (1)	187,429	3,634
XL Capital (1)	99,276	6,820
		321,951
Real Estate Investment Trusts (REITs) 1.1%
Apartment Investment & Management, Class A, REIT	53,219	2,896
Archstone-Smith Trust, REIT	118,635	6,459
Boston Properties, REIT (1)	64,500	6,665
Equity Office Properties, REIT	198,452	7,890
Equity Residential, REIT	161,275	8,157
Kimco Realty, REIT	120,400	5,162
Plum Creek Timber, REIT	101,268	3,447
ProLogis, REIT	134,321	7,664
Public Storage, REIT (1)	67,200	5,779
Simon Property Group, REIT	122,329	11,085
Vornado Realty Trust, REIT	68,000	7,412
		72,616
Real Estate Management & Development 0.0%
Realogy (2)	118,897	2,697
		2,697
Thrifts & Mortgage Finance 1.6%
Countrywide Credit	339,867	11,909
Fannie Mae	538,808	30,125
Freddie Mac	384,219	25,485
Golden West Financial	147,061	11,361
MGIC Investment (1)	47,645	2,857
Sovereign Bancorp	207,969	4,473
Washington Mutual	537,965	23,385
		109,595

Total Financials		1,486,311
HEALTH CARE 12.2%

Biotechnology 1.2%
Amgen (2)	649,832	46,482
Biogen Idec (2)	188,359	8,416
Genzyme (2)	143,935	9,711
Gilead Sciences (2)	250,867	17,235
MedImmune (2)	142,098	4,151
		85,995
Health Care Equipment & Supplies 1.5%
Bausch & Lomb (1)	30,497	1,529
Baxter International	359,749	16,354
Becton, Dickinson	137,012	9,683
Biomet (1)	136,651	4,399
Boston Scientific (2)	664,529	9,828
C R Bard	57,654	4,324
Hospira (2)	84,262	3,225
Medtronic	635,927	29,532
St. Jude Medical (2)	197,921	6,985
Stryker	163,451	8,105
Zimmer Holdings (2)	135,581	9,152
		103,116
Health Care Providers & Services 2.6%
Aetna	311,722	12,329
AmerisourceBergen	114,862	5,192
Cardinal Health	228,702	15,035
Caremark RX	242,015	13,715
CIGNA	60,776	7,069
Coventry Health Care (2)	88,200	4,544
Express Scripts (2)	75,740	5,718
HCA	233,188	11,634
Health Management	146,212	3,056
Humana (2)	90,754	5,998
Laboratory Corporation of America (2)	70,400	4,616
Manor Care	41,899	2,190
McKesson	167,359	8,823
Medco (2)	165,596	9,954
Patterson Companies (1)(2)	79,500	2,672
Quest Diagnostics	87,996	5,382
Tenet Healthcare (1)(2)	243,733	1,984
UnitedHealth Group	746,646	36,735
WellPoint (2)	342,974	26,426
		183,072
Health Care Technology 0.1%
IMS Health	108,718	2,896
		2,896
Life Sciences Tools & Services 0.3%
Applera	100,398	3,324
Fisher Scientific (2)	70,672	5,530
Millipore (1)(2)	31,440	1,927
PerkinElmer	65,600	1,242
Thermo Electron (2)	87,263	3,432
Waters Corporation (2)	57,535	2,605
		18,060
Pharmaceuticals 6.5%
Abbott Laboratories	847,017	41,131
Allergan	84,016	9,461
Barr Pharmaceuticals (2)	58,400	3,033
Bristol Myers Squibb	1,087,610	27,103
Eli Lilly	545,180	31,075
Forest Laboratories (2)	178,714	9,045
Johnson & Johnson	1,618,390	105,098
King Pharmaceuticals (2)	132,775	2,261
Merck	1,207,464	50,593
Mylan Laboratories	122,105	2,458
Pfizer	4,048,914	114,827
Schering-Plough	817,566	18,060
Watson Pharmaceuticals (2)	56,719	1,485
Wyeth	744,647	37,858
		453,488
Total Health Care		846,627
INDUSTRIALS & BUSINESS SERVICES 10.5%
Aerospace & Defense 2.3%
Boeing	441,980	34,850
General Dynamics	223,272	16,002
Goodrich	66,835	2,708
Honeywell International	453,066	18,530
L-3 Communication	67,169	5,261
Lockheed Martin	198,244	17,061
Northrop Grumman	189,959	12,931
Raytheon	247,358	11,876
Rockwell Collins (1)	92,981	5,099
United Technologies	563,796	35,717
		160,035
Air Freight & Logistics 0.9%
Fedex	169,610	18,433
UPS, Class B	600,769	43,220
		61,653
Airlines 0.1%
Southwest Airlines	434,945	7,246
		7,246
Building Products 0.1%
American Standard	96,321	4,042
Masco (1)	221,254	6,067
		10,109
Commercial Services & Supplies 0.5%
Acco Brands (2)	16,472	367
Allied Waste Industries (1)(2)	128,793	1,451
Avery Dennison	58,677	3,531
Cintas	80,511	3,287
Equifax	67,245	2,469
PHH (1)(2)	21,986	602
Pitney Bowes	122,438	5,433
R.R. Donnelley	115,942	3,821
Robert Half International	91,762	3,117
Waste Management	301,010	11,041
		35,119
Construction & Engineering 0.1%
Fluor	47,345	3,640
		3,640
Electrical Equipment 0.5%
American Power Conversion	93,138	2,045
Cooper Industries, Class A	52,121	4,442
Emerson Electric	224,880	18,858
Power-One (1)(2)	37,900	274
Rockwell Automation	96,446	5,604
		31,223
Industrial Conglomerates 3.9%
3M	418,301	31,130
GE	5,711,868	201,629
Textron	70,795	6,194
Tyco International	1,118,746	31,314
		270,267
Machinery 1.4%
Caterpillar	367,784	24,200
Cummins Engine	28,849	3,440
Danaher (1)	129,719	8,908
Deere	129,298	10,849
Dover	112,209	5,323
Eaton	81,602	5,618
Illinois Tool Works	230,678	10,358
Ingersoll-Rand, Class A	180,248	6,846
ITT	103,466	5,305
Navistar (2)	34,439	889
PACCAR	135,406	7,721
Pall	64,342	1,982
Parker Hannifin	65,172	5,066
		96,505
Road & Rail 0.7%
Burlington Northern Santa Fe	201,135	14,771
CSX	244,004	8,011
Norfolk Southern	229,469	10,108
Ryder System (1)	31,593	1,633
Union Pacific	148,588	13,076
		47,599
Trading Companies & Distributors 0.0%
W. W. Grainger	40,832	2,737
		2,737

Total Industrials & Business Services		726,133
INFORMATION TECHNOLOGY 14.7%

Communications Equipment 2.8%
ADC Telecommunications (1)(2)	62,897	943
Andrew (2)	90,300	834
Avaya (1)(2)	239,689	2,742
Ciena (2)	53,015	1,445
Cisco Systems (2)	3,385,009	77,855
Comverse Technology (2)	112,007	2,401
Corning (2)	862,769	21,060
JDS Uniphase (1)(2)	937,361	2,053
Juniper Networks (2)	303,000	5,236
Lucent Technologies (1)(2)	2,418,713	5,660
Motorola	1,355,336	33,883
QUALCOMM	920,385	33,456
Tellabs (2)	246,579	2,703
		190,271
Computers & Peripherals 3.4%
Apple Computer (2)	471,232	36,299
Dell (2)	1,255,524	28,676
EMC (2)	1,301,863	15,596
Hewlett-Packard	1,515,443	55,602
IBM	842,058	68,998
Lexmark International (1)(2)	60,409	3,483
NCR (2)	100,498	3,968
Network Appliance (2)	206,423	7,640
QLogic (2)	95,878	1,812
Sandisk (1)(2)	107,000	5,729
Sun Microsystems (2)	1,915,108	9,518
		237,321
Electronic Equipment & Instruments 0.3%
Agilent Technologies (2)	231,436	7,566
Jabil Circuit	100,874	2,882
Molex (1)	78,276	3,050
Sanmina-SCI (2)	327,667	1,226
Solectron (2)	509,868	1,662
Symbol Technologies (1)	153,049	2,274
Tektronix	43,396	1,255
		19,915
Internet Software & Services 1.3%
eBay (2)	650,043	18,435
Google, Class A (2)	118,200	47,505
Monster Worldwide (2)	68,453	2,477
VeriSign (2)	135,000	2,727
Yahoo! (2)	688,596	17,408
		88,552
IT Services 0.9%
Affiliated Computer Services, Class A (1)(2)	64,353	3,337
Automatic Data Processing	307,381	14,551
Computer Sciences (1)(2)	100,511	4,937
Convergys (2)	76,506	1,580
Electronic Data Systems	282,695	6,932
First Data	424,403	17,825
Fiserv (2)	97,715	4,601
Paychex	185,205	6,825
Sabre Holdings, Class A (1)	68,501	1,602
Unisys (1)(2)	171,467	971
		63,161
Office Electronics 0.1%
Xerox (2)	548,856	8,540
		8,540
Semiconductor & Semiconductor Equipment 2.6%
Advanced Micro Devices (2)	267,706	6,652
Altera (2)	197,016	3,621
Analog Devices	197,674	5,810
Applied Materials	746,171	13,230
Broadcom, Class A (2)	262,027	7,950
Freescale Semiconductor, Class B (2)	224,127	8,519
Intel	3,204,416	65,915
KLA-Tencor	112,328	4,995
Linear Technology	167,214	5,204
LSI Logic (1)(2)	228,187	1,876
Maxim Integrated Products	179,979	5,052
Micron Technology (2)	407,536	7,091
National Semiconductor	164,714	3,876
Novellus Systems (1)(2)	69,525	1,923
NVIDIA (2)	194,408	5,752
PMC-Sierra (1)(2)	143,232	851
Teradyne (1)(2)	111,873	1,472
Texas Instruments	858,284	28,538
Xilinx	184,983	4,060
		182,387
Software 3.3%
Adobe Systems (2)	328,542	12,304
Autodesk (2)	126,296	4,393
BMC Software (2)	115,034	3,131
CA (1)	247,276	5,858
Citrix Systems (2)	97,606	3,534
Compuware (2)	212,013	1,652
Electronic Arts (2)	166,620	9,277
Intuit (2)	191,684	6,151
Microsoft	4,778,853	130,606
Novell (2)	224,409	1,373
Oracle (2)	2,231,667	39,590
Parametric Technology (2)	55,417	968
Symantec (2)	547,267	11,646
		230,483

Total Information Technology		1,020,630
MATERIALS 2.8%

Chemicals 1.4%
Air Products and Chemicals	123,383	8,189
Ashland (1)	38,853	2,478
Chemtura	1,378	12
Dow Chemical	531,599	20,722
DuPont	510,323	21,862
Eastman Chemical	43,104	2,329
Ecolab (1)	97,389	4,170
Hercules (2)	58,469	922
International Flavors & Fragrances	45,454	1,797
Monsanto	297,452	13,983
PPG Industries	91,023	6,106
Praxair	178,839	10,580
Rohm & Haas	78,368	3,711
Sigma Aldrich (1)	38,268	2,896
Tronox, Class B (1)	12,718	162
		99,919
Construction Materials 0.1%
Vulcan Materials	59,183	4,631
		4,631
Containers & Packaging 0.2%
Ball	64,802	2,621
Bemis (1)	56,452	1,855
Pactiv (2)	72,773	2,068
Sealed Air (1)	43,620	2,361
Temple-Inland	59,678	2,393
		11,298
Metals & Mining 0.8%
Alcoa	478,983	13,431
Allegheny Technologies (1)	55,649	3,461
Freeport McMoRan Copper Gold, Class B	108,419	5,774
Newmont Mining	247,619	10,586
Nucor	173,812	8,602
Phelps Dodge	113,888	9,646
USX-U.S. Steel Group	71,094	4,101
		55,601
Paper & Forest Products 0.3%
International Paper	251,523	8,710
Louisiana Pacific	52,768	990
MeadWestvaco (1)	95,869	2,542
Neenah Paper	6,127	210
Weyerhaeuser	133,792	8,232
		20,684

Total Materials		192,133
TELECOMMUNICATION SERVICES 3.4%

Diversified Telecommunication Services 2.8%
AT&T	2,161,129	70,366
BellSouth	1,008,999	43,135
Centurytel	68,175	2,704
Citizens Communications	177,213	2,488
Embarq	82,011	3,967
Qwest Communications International (1)(2)	878,519	7,661
Verizon Communications	1,615,493	59,983
Windstream (2)	259,409	3,422
		193,726
Wireless Telecommunication Services 0.6%
Alltel	214,985	11,932
Sprint Nextel	1,652,824	28,346
		40,278

Total Telecommunication Services		234,004
UTILITIES 3.3%

Electric Utilities 1.5%
Allegheny Energy (2)	87,795	3,527
American Electric Power	220,944	8,036
Edison International	179,744	7,484
Entergy	114,921	8,990
Exelon	370,810	22,449
FirstEnergy	182,968	10,221
FPL Group	222,682	10,021
Pinnacle West Capital	51,626	2,326
PPL	212,258	6,983
Progress Energy (1)	145,651	6,610
Southern Company (1)	411,886	14,193
		100,840
Gas Utilities 0.0%
NICOR (1)	28,464	1,217
Peoples Energy (1)	19,685	800
		2,017
Independent Power Producers & Energy Traders 0.4%
AES (2)	365,893	7,461
Constellation Energy Group	99,460	5,888
Dynegy, Class A (2)	211,636	1,172
TXU	256,228	16,019
		30,540
Multi-Utilities 1.4%
Ameren (1)	118,664	6,264
CenterPoint Energy (1)	164,829	2,360
CMS Energy (1)(2)	121,720	1,758
Consolidated Edison (1)	136,051	6,286
Dominion Resources (1)	196,629	15,040
DTE Energy (1)	103,488	4,296
Duke Energy	693,274	20,937
Keyspan	99,995	4,114
NiSource	145,978	3,174
PG&E	189,814	7,906
Public Service Enterprise	139,247	8,520
Sempra Energy	145,354	7,304
Teco Energy	114,376	1,790
XCEL Energy (1)	223,254	4,610
		94,359
Total Utilities		227,756
Total Common Stocks (Cost $5,232,126)		6,674,909
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.7%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	191,664,517	191,665
		191,665
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 4.742%, 11/2/06 (1)(5)	9,000,000	8,962
U.S. Treasury Bills, 4.745%, 11/2/06 (1)(5)	3,000,000	2,987
		11,949
Total Short-Term Investments (Cost $203,614)		203,614
SECURITIES LENDING COLLATERAL 3.6%
MONEY MARKET TRUST 3.6%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.251% (3)	245,266,726	245,267
Total Securities Lending Collateral (Cost $245,267)		245,267
Total Investments in Securities
102.8% of Net Assets (Cost $5,681,007)		$7,123,790

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at September 30, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2006.
REIT	Real Estate Investment Trust

Open Futures Contracts at September 30, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 3,148 S&P Mini 500 contracts
$10,000 par of 4.742% and 4.745%
U.S. Treasury Bills pledged as initial margin	12/06	$211,766	$3,275
Net payments (receipts) of variation
margin to date			(3,559)
Variation margin receivable (payable)
on open futures contracts			$(284)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index©.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2006, the value of loaned securities was $239,067,000; aggregate collateral consisted of $245,267,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $5,681,007,000. Net unrealized gain aggregated $1,446,058,000 at period-end, of which $1,765,582,000 related to appreciated investments and $319,524,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $4,692,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $191,665,000 and $157,101,000, respectively. During the nine months ended September 30, 2006, dividend income from T. Rowe Price Group, Inc., totaled $60,000, and the value of shares of T. Rowe Price Group, Inc., held at September 30, 2006, and December 31, 2005, was $6,907,000 and $4,565,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006